First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 3.5%
43,670	Alaska Air Group, Inc. (a)	$1,941,568
51,024	Copa Holdings S.A., Class A (a)	3,838,536
91,390	Delta Air Lines, Inc. (a)	3,100,863
128,926	JetBlue Airways Corp. (a)	1,036,565
55,432	Southwest Airlines Co. (a)	2,014,953
		11,932,485

	Auto Components — 2.3%
108,893	BorgWarner, Inc.	4,086,754
107,569	Gentex Corp.	2,849,503
7,141	Lear Corp.	990,528
		7,926,785

	Automobiles — 6.4%
381,604	Ford Motor Co.	5,102,045
133,190	General Motors Co.	5,227,708
98,027	Harley-Davidson, Inc.	4,215,161
9,665	Tesla, Inc. (a)	2,199,174
61,075	Thor Industries, Inc.	4,975,780
		21,719,868

	Commercial Services & Supplies — 2.9%
8,035	Copart, Inc. (a)	924,186
152,753	Driven Brands Holdings, Inc. (a)	4,885,041
53,679	IAA, Inc. (a)	2,036,044
49,295	Rollins, Inc.	2,074,334
		9,919,605

	Distributors — 1.5%
28,624	Genuine Parts Co.	5,091,065

	Diversified Consumer Services — 1.5%
31,178	Grand Canyon Education, Inc. (a)	3,137,442
99,625	Mister Car Wash, Inc. (a) (b)	879,689
14,801	Service Corp. International	897,088
		4,914,219

	Entertainment — 3.8%
14,777	Electronic Arts, Inc.	1,861,311
29,226	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,687,217
22,484	Live Nation Entertainment, Inc. (a)	1,789,951
6,253	Madison Square Garden Sports Corp.	979,282
91,030	Playtika Holding Corp. (a)	860,234
9,064	Walt Disney (The) Co. (a)	965,679
60,909	World Wrestling Entertainment, Inc., Class A	4,805,111
		12,948,785

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 2.4%
58,702	BJ’s Wholesale Club Holdings, Inc. (a)	$4,543,535
7,237	Costco Wholesale Corp.	3,629,355
		8,172,890

	Hotels, Restaurants & Leisure — 13.6%
71,755	Boyd Gaming Corp.	4,144,569
1,706	Chipotle Mexican Grill, Inc. (a)	2,556,151
15,611	Choice Hotels International, Inc.	2,026,932
4,645	Churchill Downs, Inc.	965,742
33,832	Darden Restaurants, Inc.	4,842,713
56,458	DraftKings, Inc., Class A (a)	892,036
9,122	Expedia Group, Inc. (a)	852,633
28,348	Hilton Worldwide Holdings, Inc.	3,834,350
45,562	Las Vegas Sands Corp. (a)	1,731,812
24,396	Marriott International, Inc., Class A	3,906,044
14,030	Marriott Vacations Worldwide Corp.	2,073,073
3,704	McDonald’s Corp.	1,009,933
143,806	MGM Resorts International	5,115,179
75,248	Norwegian Cruise Line Holdings Ltd. (a)	1,270,939
93,216	Penn Entertainment, Inc. (a)	3,085,450
30,433	Starbucks Corp.	2,635,193
3,962	Vail Resorts, Inc.	868,193
45,735	Wendy’s (The) Co.	950,373
13,936	Wyndham Hotels & Resorts, Inc.	1,058,160
40,684	Wynn Resorts Ltd. (a)	2,599,708
		46,419,183

	Household Durables — 10.4%
63,458	D.R. Horton, Inc.	4,878,651
31,933	Garmin Ltd.	2,811,381
77,193	Leggett & Platt, Inc.	2,605,264
57,330	Lennar Corp., Class A	4,626,531
246,164	Newell Brands, Inc.	3,399,525
858	NVR, Inc. (a)	3,635,989
113,973	PulteGroup, Inc.	4,557,780
70,822	Tempur Sealy International, Inc.	1,904,404
101,759	Toll Brothers, Inc.	4,383,778
19,023	Whirlpool Corp.	2,629,739
		35,433,042

	Interactive Media & Services — 0.8%
116,142	TripAdvisor, Inc. (a)	2,743,274

	Leisure Products — 1.8%
12,676	Hasbro, Inc.	827,109
180,529	Mattel, Inc. (a)	3,422,830
17,873	Polaris, Inc.	1,815,897
		6,065,836

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 5.9%
83,584	Fox Corp., Class A	$2,413,070
66,781	Interpublic Group of (The) Cos., Inc.	1,989,406
29,732	New York Times (The) Co., Class A	861,039
226,288	News Corp., Class A	3,817,479
20,495	Nexstar Media Group, Inc.	3,510,793
13,547	Omnicom Group, Inc.	985,544
224,473	Paramount Global, Class B (b)	4,112,345
42,920	Trade Desk (The), Inc., Class A (a)	2,285,061
		19,974,737

	Multiline Retail — 6.0%
14,253	Dollar General Corp.	3,635,228
12,560	Dollar Tree, Inc. (a)	1,990,760
169,941	Kohl’s Corp.	5,089,733
272,751	Macy’s, Inc.	5,686,858
102,185	Nordstrom, Inc.	2,078,443
16,565	Ollie’s Bargain Outlet Holdings, Inc. (a)	927,640
5,762	Target Corp.	946,408
		20,355,070

	Personal Products — 0.5%
270,504	Coty, Inc., Class A (a)	1,815,082

	Road & Rail — 3.8%
6,714	AMERCO	3,861,826
11,512	Avis Budget Group, Inc. (a)	2,722,127
210,022	Hertz Global Holdings, Inc. (a)	3,864,405
96,768	Uber Technologies, Inc. (a)	2,571,126
		13,019,484

	Specialty Retail — 20.1%
5,469	Advance Auto Parts, Inc.	1,038,672
41,958	AutoNation, Inc. (a)	4,460,555
1,598	AutoZone, Inc. (a)	4,047,542
52,440	Bath & Body Works, Inc.	1,750,447
40,487	Best Buy Co., Inc.	2,769,716
25,896	CarMax, Inc. (a)	1,631,707
32,675	Dick’s Sporting Goods, Inc.	3,717,108
18,629	Five Below, Inc. (a)	2,726,354
36,500	Floor & Decor Holdings, Inc., Class A (a)	2,678,005
6,198	Home Depot (The), Inc.	1,835,414
58,113	Leslie’s, Inc. (a)	815,907
19,923	Lithia Motors, Inc.	3,947,742
13,656	Lowe’s Cos., Inc.	2,662,237
4,861	O’Reilly Automotive, Inc. (a)	4,069,483
43,419	Penske Automotive Group, Inc.	4,846,429

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
153,192	Petco Health & Wellness Co., Inc. (a)	$1,613,112
10,421	RH (a)	2,646,205
30,429	Ross Stores, Inc.	2,911,751
68,803	TJX (The) Cos., Inc.	4,960,696
9,200	Tractor Supply Co.	2,021,884
10,653	Ulta Beauty, Inc. (a)	4,467,549
88,062	Victoria’s Secret & Co. (a)	3,311,131
29,012	Williams-Sonoma, Inc.	3,592,556
		68,522,202

	Textiles, Apparel & Luxury Goods — 12.1%
111,183	Capri Holdings Ltd. (a)	5,078,839
52,177	Carter’s, Inc.	3,541,253
38,107	Columbia Sportswear Co.	2,838,972
10,939	Deckers Outdoor Corp. (a)	3,827,884
368,445	Hanesbrands, Inc. (b)	2,512,795
3,060	Lululemon Athletica, Inc. (a)	1,006,862
95,403	PVH Corp.	4,896,082
40,256	Ralph Lauren Corp.	3,731,329
134,743	Skechers U.S.A., Inc., Class A (a)	4,639,201
120,267	Tapestry, Inc.	3,810,059
514,162	Under Armour, Inc., Class A (a)	3,830,507
57,156	VF Corp.	1,614,657
		41,328,440

	Trading Companies & Distributors — 0.6%
16,415	SiteOne Landscape Supply, Inc. (a)	1,902,006
	Total Common Stocks — 99.9%	340,204,058
	(Cost $392,494,335)

	Money Market Funds — 0.9%
2,457,419	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	2,457,419
553,638	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	553,638
	Total Money Market Funds — 0.9%	3,011,057
	(Cost $3,011,057)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$3,869,567	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $3,869,882. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $3,943,242. (d)	$3,869,567
	(Cost $3,869,567)

	Total Investments — 101.9%	347,084,682
	(Cost $399,374,959)
	Net Other Assets and Liabilities — (1.9)%	(6,535,410)
	Net Assets — 100.0%	$340,549,272

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,959,916 and the total value of the collateral held by the Fund is $6,326,986.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$340,204,058	$340,204,058	$—	$—
Money Market Funds	3,011,057	3,011,057	—	—
Repurchase Agreements	3,869,567	—	3,869,567	—
Total Investments	$347,084,682	$343,215,115	$3,869,567	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Beverages — 11.9%
143,221	Brown-Forman Corp., Class B	$9,739,028
170,194	Coca-Cola (The) Co.	10,186,111
133,085	Keurig Dr Pepper, Inc.	5,169,021
397,343	Molson Coors Beverage Co., Class B	20,038,008
164,459	Monster Beverage Corp. (a)	15,413,098
87,599	PepsiCo, Inc.	15,906,226
		76,451,492

	Chemicals — 2.6%
250,243	Corteva, Inc.	16,350,877

	Food & Staples Retailing — 23.0%
766,106	Albertsons Cos., Inc., Class A	15,712,834
47,078	Casey’s General Stores, Inc.	10,955,521
429,599	Grocery Outlet Holding Corp. (a)	14,851,237
326,888	Kroger (The) Co.	15,458,534
554,961	Performance Food Group Co. (a)	28,880,171
269,672	Sysco Corp.	23,342,808
360,599	US Foods Holding Corp. (a)	10,731,426
759,095	Walgreens Boots Alliance, Inc.	27,706,968
		147,639,499

	Food Products — 47.9%
237,023	Archer-Daniels-Midland Co.	22,986,491
288,671	Bunge Ltd.	28,491,828
101,170	Campbell Soup Co.	5,352,905
438,289	Conagra Brands, Inc.	16,085,206
288,261	Darling Ingredients, Inc. (a)	22,622,723
193,079	Flowers Foods, Inc.	5,543,298
124,452	General Mills, Inc.	10,152,794
86,490	Hershey (The) Co.	20,651,217
104,910	Hormel Foods Corp.	4,873,070
236,817	Ingredion, Inc.	21,105,131
69,385	J.M. Smucker (The) Co.	10,453,544
273,736	Kellogg Co.	21,028,400
285,884	Kraft Heinz (The) Co.	10,997,957
308,033	Lamb Weston Holdings, Inc.	26,558,605
173,887	Mondelez International, Inc., Class A	10,690,573
828,344	Pilgrim’s Pride Corp. (a)	19,093,329
290,997	Post Holdings, Inc. (a)	26,311,949
361,529	Tyson Foods, Inc., Class A	24,710,507
		307,709,527

	Health Care Providers & Services — 10.8%
176,129	AmerisourceBergen Corp.	27,691,001
149,957	CVS Health Corp.	14,200,928
70,131	McKesson Corp.	27,306,908
		69,198,837

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 2.4%
66,729	Church & Dwight Co., Inc.	$4,946,621
37,759	Procter & Gamble (The) Co.	5,085,004
183,280	Reynolds Consumer Products, Inc.	5,597,371
		15,628,996

	Tobacco — 0.8%
57,428	Philip Morris International, Inc.	5,274,762
	Total Common Stocks — 99.4%	638,253,990
	(Cost $614,270,401)

	Money Market Funds — 0.0%
131,368	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (b)	131,368
	(Cost $131,368)

	Total Investments — 99.4%	638,385,358
	(Cost $614,401,769)
	Net Other Assets and Liabilities — 0.6%	3,855,751
	Net Assets — 100.0%	$642,241,109

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2022.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$638,253,990	$638,253,990	$—	$—
Money Market Funds	131,368	131,368	—	—
Total Investments	$638,385,358	$638,385,358	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Electrical Equipment — 1.2%
934,273	ChargePoint Holdings, Inc. (a) (b)	$13,061,137
656,354	Plug Power, Inc. (b)	10,488,537
		23,549,674

	Energy Equipment & Services — 3.0%
560,125	Halliburton Co.	20,399,753
852,296	NOV, Inc.	19,091,430
384,112	Schlumberger N.V.	19,985,347
		59,476,530

	Oil, Gas & Consumable Fuels — 91.9%
3,004,354	Antero Midstream Corp.	31,996,370
2,258,439	Antero Resources Corp. (b)	82,794,374
806,668	APA Corp.	36,671,127
415,580	Cheniere Energy, Inc.	73,312,468
585,511	Chesapeake Energy Corp.	59,880,210
287,950	Chevron Corp.	52,090,155
404,243	ConocoPhillips	50,971,000
825,626	Continental Resources, Inc.	61,071,555
2,639,743	Coterra Energy, Inc.	82,175,200
1,146,690	Devon Energy Corp.	88,696,471
572,381	Diamondback Energy, Inc.	89,926,779
531,508	DT Midstream, Inc.	31,731,028
229,594	Enviva, Inc.	13,738,905
370,270	EOG Resources, Inc.	50,549,260
315,881	Exxon Mobil Corp.	35,002,774
379,568	Hess Corp.	53,549,453
1,024,518	HF Sinclair Corp.	62,669,766
1,657,453	Kinder Morgan, Inc.	30,033,048
3,053,578	Marathon Oil Corp.	92,981,450
277,656	Marathon Petroleum Corp.	31,547,275
1,261,950	New Fortress Energy, Inc.	69,495,586
1,122,049	Occidental Petroleum Corp.	81,460,757
538,246	ONEOK, Inc.	31,928,753
1,199,121	Ovintiv, Inc.	60,735,479
1,193,125	PDC Energy, Inc.	86,072,038
512,510	Phillips 66	53,449,668
191,053	Pioneer Natural Resources Co.	48,987,900
1,091,850	Range Resources Corp.	31,095,888
9,013,062	Southwestern Energy Co. (b)	62,460,520
914,157	Targa Resources Corp.	62,500,914
23,277	Texas Pacific Land Corp.	53,627,182
387,180	Valero Energy Corp.	48,610,449
481,673	Williams (The) Cos., Inc.	15,765,157
		1,817,578,959

	Semiconductors & Semiconductor Equipment — 3.9%
198,800	Enphase Energy, Inc. (b)	61,031,600
104,251	First Solar, Inc. (b)	15,175,818
		76,207,418

Shares	Description	Value

	Total Common Stocks — 100.0%	$1,976,812,581
	(Cost $1,591,870,925)

	Money Market Funds — 0.2%
4,183,983	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	4,183,983
279,893	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	279,893
	Total Money Market Funds — 0.2%	4,463,876
	(Cost $4,463,876)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$6,588,297	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $6,588,833. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $6,713,736. (d)	6,588,297
	(Cost $6,588,297)

	Total Investments — 100.5%	1,987,864,754
	(Cost $1,602,923,098)
	Net Other Assets and Liabilities — (0.5)%	(9,606,849)
	Net Assets — 100.0%	$1,978,257,905

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,912,788 and the total value of the collateral held by the Fund is $10,772,280. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 28 to October 31, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,976,812,581	$1,976,812,581	$—	$—
Money Market Funds	4,463,876	4,463,876	—	—
Repurchase Agreements	6,588,297	—	6,588,297	—
Total Investments	$1,987,864,754	$1,981,276,457	$6,588,297	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 21.6%
227,758	Bank of America Corp.	$8,208,398
260,805	Bank OZK	11,209,399
77,404	BOK Financial Corp.	8,529,147
330,132	Citigroup, Inc.	15,139,853
200,182	Citizens Financial Group, Inc.	8,187,444
48,370	Comerica, Inc.	3,410,085
51,224	East West Bancorp, Inc.	3,666,102
592,955	F.N.B. Corp.	8,568,200
215,217	Fifth Third Bancorp	7,681,095
21,565	First Citizens BancShares, Inc., Class A	17,729,018
139,631	First Hawaiian, Inc.	3,571,761
521,871	Huntington Bancshares, Inc.	7,922,002
98,728	JPMorgan Chase & Co.	12,427,880
644,033	KeyCorp	11,508,870
608,695	PacWest Bancorp	15,132,158
42,407	Pinnacle Financial Partners, Inc.	3,519,357
46,031	PNC Financial Services Group (The), Inc.	7,449,197
143,180	Popular, Inc.	10,125,689
103,151	Prosperity Bancshares, Inc.	7,382,517
342,714	Regions Financial Corp.	7,522,572
68,328	Signature Bank	10,832,038
10,240	SVB Financial Group (a)	2,365,030
183,374	Synovus Financial Corp.	7,307,454
236,963	Truist Financial Corp.	10,613,573
170,593	U.S. Bancorp	7,241,673
342,032	Wells Fargo & Co.	15,730,052
104,630	Western Alliance Bancorp	7,027,997
42,170	Wintrust Financial Corp.	3,947,955
67,619	Zions Bancorp N.A.	3,512,131
		247,468,647

	Capital Markets — 30.3%
153,736	Affiliated Managers Group, Inc.	19,087,862
27,298	Ameriprise Financial, Inc.	8,438,358
55,514	Ares Management Corp., Class A	4,209,627
357,129	Bank of New York Mellon (The) Corp.	15,038,702
6,252	BlackRock, Inc.	4,038,229
665,467	Carlyle Group (The), Inc.	18,819,407
143,556	Charles Schwab (The) Corp.	11,437,106
209,066	Evercore, Inc., Class A	21,972,837
17,193	FactSet Research Systems, Inc.	7,315,450
799,054	Franklin Resources, Inc.	18,737,816
46,945	Goldman Sachs Group (The), Inc.	16,173,022
1,255,159	Invesco Ltd.	19,229,036
846,663	Janus Henderson Group PLC	19,278,516
466,323	Jefferies Financial Group, Inc.	16,046,174
324,143	Lazard Ltd., Class A	12,223,432
78,706	LPL Financial Holdings, Inc.	20,121,189
87,057	Morgan Stanley	7,153,474

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
40,196	Northern Trust Corp.	$3,390,533
174,012	Raymond James Financial, Inc.	20,557,778
11,266	S&P Global, Inc.	3,619,202
280,459	SEI Investments Co.	15,228,924
226,223	State Street Corp.	16,740,502
265,007	Stifel Financial Corp.	16,395,983
163,751	T. Rowe Price Group, Inc.	17,383,806
662,329	Virtu Financial, Inc., Class A	14,822,923
		347,459,888

	Consumer Finance — 7.5%
617,885	Ally Financial, Inc.	17,028,910
31,408	Credit Acceptance Corp. (a) (b)	14,624,193
151,304	Discover Financial Services	15,805,216
582,510	OneMain Holdings, Inc.	22,461,586
737,484	SLM Corp.	12,234,859
165,421	Upstart Holdings, Inc. (a) (b)	3,834,459
		85,989,223

	Diversified Financial Services — 1.1%
261,033	Equitable Holdings, Inc.	7,992,830
56,847	Voya Financial, Inc.	3,886,061
		11,878,891

	Insurance — 29.9%
183,582	Aflac, Inc.	11,953,024
27,975	American Financial Group, Inc.	4,059,452
362,169	American International Group, Inc.	20,643,633
226,557	Arch Capital Group Ltd. (a)	13,027,027
80,345	Arthur J. Gallagher & Co.	15,030,943
212,951	Assured Guaranty Ltd.	12,604,570
209,915	Axis Capital Holdings Ltd.	11,476,053
396,032	Brighthouse Financial, Inc. (a)	22,601,546
113,727	Brown & Brown, Inc.	6,686,010
37,816	Chubb Ltd.	8,126,280
61,877	Erie Indemnity Co., Class A	15,903,008
39,316	Everest Re Group Ltd.	12,685,701
380,015	Fidelity National Financial, Inc.	14,964,991
373,009	First American Financial Corp.	18,799,654
34,493	Globe Life, Inc.	3,984,631
26,838	Hanover Insurance Group (The), Inc.	3,931,499
166,570	Hartford Financial Services Group (The), Inc.	12,061,334
156,643	Lincoln National Corp.	8,438,358
207,013	Loews Corp.	11,803,881
23,036	Marsh & McLennan Cos., Inc.	3,720,084
657,264	Old Republic International Corp.	15,255,097
142,999	Principal Financial Group, Inc.	12,602,502
118,378	Progressive (The) Corp.	15,199,735
40,092	Prudential Financial, Inc.	4,217,277
24,494	RenaissanceRe Holdings Ltd.	3,788,732

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
423,329	Ryan Specialty Holdings, Inc. (a)	$18,986,306
67,349	Travelers (The) Cos., Inc.	12,423,197
354,548	Unum Group	16,163,843
53,253	W.R. Berkley Corp.	3,960,958
34,232	Willis Towers Watson PLC	7,469,765
		342,569,091

	IT Services — 0.9%
71,490	Broadridge Financial Solutions, Inc.	10,727,790

	Mortgage Real Estate Investment Trusts — 4.4%
1,002,079	Annaly Capital Management, Inc.	18,588,565
2,349,137	Rithm Capital Corp.	19,803,225
566,266	Starwood Property Trust, Inc.	11,699,056
		50,090,846

	Thrifts & Mortgage Finance — 4.2%
1,341,315	MGIC Investment Corp.	18,308,950
1,612,726	New York Community Bancorp, Inc. (b)	15,014,479
2,176,665	Rocket Cos., Inc., Class A (b)	15,018,988
		48,342,417
	Total Common Stocks — 99.9%	1,144,526,793
	(Cost $1,203,523,421)

	Money Market Funds — 1.5%
16,300,413	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	16,300,413
1,074,620	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	1,074,620
	Total Money Market Funds — 1.5%	17,375,033
	(Cost $17,375,033)

Principal Value	Description	Value

	Repurchase Agreements — 2.2%
$25,667,398	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $25,669,487. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $26,156,095. (d)	$25,667,398
	(Cost $25,667,398)

	Total Investments — 103.6%	1,187,569,224
	(Cost $1,246,565,852)
	Net Other Assets and Liabilities — (3.6)%	(41,800,770)
	Net Assets — 100.0%	$1,145,768,454

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $41,315,086 and the total value of the collateral held by the Fund is $41,967,811.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,144,526,793	$1,144,526,793	$—	$—
Money Market Funds	17,375,033	17,375,033	—	—
Repurchase Agreements	25,667,398	—	25,667,398	—
Total Investments	$1,187,569,224	$1,161,901,826	$25,667,398	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 23.8%
40,057	AbbVie, Inc.	$5,864,345
142,686	Alnylam Pharmaceuticals, Inc. (a)	29,573,100
47,702	Amgen, Inc.	12,896,236
40,270	Biogen, Inc. (a)	11,414,129
1,092,857	Exelixis, Inc. (a)	18,119,569
174,291	Gilead Sciences, Inc.	13,674,872
276,878	Horizon Therapeutics PLC (a)	17,255,037
322,689	Incyte Corp. (a)	23,988,700
645,715	Ionis Pharmaceuticals, Inc. (a)	28,540,603
241,522	Moderna, Inc. (a)	36,308,002
490,734	Natera, Inc. (a)	23,044,869
268,901	Neurocrine Biosciences, Inc. (a)	30,955,883
31,216	Regeneron Pharmaceuticals, Inc. (a)	23,372,980
258,368	Sarepta Therapeutics, Inc. (a)	29,459,119
102,703	United Therapeutics Corp. (a)	23,676,123
74,269	Vertex Pharmaceuticals, Inc. (a)	23,171,928
		351,315,495

	Chemicals — 0.6%
3,446,152	Ginkgo Bioworks Holdings, Inc. (a) (b)	9,407,995

	Health Care Equipment & Supplies — 21.2%
177,098	Abbott Laboratories	17,522,076
25,957	Align Technology, Inc. (a)	5,043,445
99,815	Baxter International, Inc.	5,424,945
40,743	Cooper (The) Cos., Inc.	11,138,729
758,518	DENTSPLY SIRONA, Inc.	23,377,525
466,768	Enovis Corp. (a)	23,081,678
522,279	Envista Holdings Corp. (a)	17,240,430
90,247	Globus Medical, Inc., Class A (a)	6,046,549
333,292	Hologic, Inc. (a)	22,597,198
35,697	ICU Medical, Inc. (a)	5,297,792
46,870	Insulet Corp. (a)	12,130,425
404,533	Integra LifeSciences Holdings Corp. (a)	20,327,783
28,681	Intuitive Surgical, Inc. (a)	7,069,006
121,394	Masimo Corp. (a)	15,975,450
212,210	Medtronic PLC	18,534,421
70,755	Novocure Ltd. (a)	4,999,548
90,379	Penumbra, Inc. (a)	15,497,287
399,552	QuidelOrtho Corp. (a)	35,887,761
49,253	ResMed, Inc.	11,017,404
32,331	STERIS PLC	5,579,684
26,543	Stryker Corp.	6,084,717
85,059	Teleflex, Inc.	18,250,259
51,421	Zimmer Biomet Holdings, Inc.	5,828,570
		313,952,682

	Health Care Providers & Services — 31.3%
137,529	Acadia Healthcare Co., Inc. (a)	11,181,108
918,189	agilon health, Inc. (a)	18,226,052
55,543	Amedisys, Inc. (a)	5,420,441

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
138,183	Centene Corp. (a)	$11,763,519
24,629	Chemed Corp.	11,498,541
102,930	Cigna Corp.	33,252,566
129,902	DaVita, Inc. (a)	9,484,145
62,874	Elevance Health, Inc.	34,377,617
475,436	Encompass Health Corp.	25,882,736
99,870	Guardant Health, Inc. (a)	4,943,565
93,237	HCA Healthcare, Inc.	20,276,250
326,958	Henry Schein, Inc. (a)	22,383,545
58,864	Humana, Inc.	32,850,821
139,447	Laboratory Corp. of America Holdings	30,937,711
86,588	Molina Healthcare, Inc. (a)	31,072,970
633,589	Premier, Inc., Class A	22,099,584
175,271	Quest Diagnostics, Inc.	25,177,679
979,759	Signify Health, Inc., Class A (a)	28,638,356
332,222	Tenet Healthcare Corp. (a)	14,737,368
56,550	UnitedHealth Group, Inc.	31,393,732
323,883	Universal Health Services, Inc., Class B	37,528,323
		463,126,629

	Health Care Technology — 0.3%
177,895	Doximity, Inc., Class A (a)	4,708,881

	Life Sciences Tools & Services — 9.5%
88,457	Agilent Technologies, Inc.	12,238,026
548,571	Avantor, Inc. (a)	11,064,677
54,634	Charles River Laboratories International, Inc. (a)	11,596,067
66,344	Danaher Corp.	16,696,794
210,575	Maravai LifeSciences Holdings, Inc., Class A (a)	3,495,545
89,355	PerkinElmer, Inc.	11,936,041
415,116	QIAGEN N.V. (a)	18,082,453
114,927	Repligen Corp. (a)	20,973,028
456,076	Syneos Health, Inc. (a)	22,977,109
21,199	Thermo Fisher Scientific, Inc.	10,895,650
		139,955,390

	Pharmaceuticals — 13.3%
241,046	Bristol-Myers Squibb Co.	18,673,834
148,590	Catalent, Inc. (a)	9,766,821
1,380,821	Elanco Animal Health, Inc. (a)	18,213,029
66,504	Eli Lilly & Co.	24,080,433
40,333	Jazz Pharmaceuticals PLC (a)	5,799,482
32,909	Johnson & Johnson	5,725,179
249,698	Merck & Co., Inc.	25,269,438
732,307	Organon & Co.	19,171,797
150,757	Perrigo Co. PLC	6,072,492
652,651	Pfizer, Inc.	30,380,904
3,352,111	Viatris, Inc.	33,956,884
		197,110,293

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 100.0%	$1,479,577,365
	(Cost $1,398,771,554)

	Money Market Funds — 0.3%
3,497,411	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	3,497,411
358,538	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	358,538
	Total Money Market Funds — 0.3%	3,855,949
	(Cost $3,855,949)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$5,507,189	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $5,507,637. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $5,612,043. (d)	5,507,189
	(Cost $5,507,189)

	Total Investments — 100.7%	1,488,940,503
	(Cost $1,408,134,692)
	Net Other Assets and Liabilities — (0.7)%	(9,367,102)
	Net Assets — 100.0%	$1,479,573,401

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,939,112 and the total value of the collateral held by the Fund is $9,004,600.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,479,577,365	$1,479,577,365	$—	$—
Money Market Funds	3,855,949	3,855,949	—	—
Repurchase Agreements	5,507,189	—	5,507,189	—
Total Investments	$1,488,940,503	$1,483,433,314	$5,507,189	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 6.3%
29,570	Axon Enterprise, Inc. (a)	$4,300,661
67,953	BWX Technologies, Inc.	3,871,962
24,600	Curtiss-Wright Corp.	4,128,618
16,130	General Dynamics Corp.	4,029,274
71,315	HEICO Corp.	11,598,672
221,325	Howmet Aerospace, Inc.	7,868,104
80,358	Huntington Ingalls Industries, Inc.	20,657,631
16,473	L3Harris Technologies, Inc.	4,060,100
8,864	Lockheed Martin Corp.	4,313,931
21,828	Northrop Grumman Corp.	11,983,790
41,813	Raytheon Technologies Corp.	3,964,709
176,252	Textron, Inc.	12,062,687
		92,840,139

	Air Freight & Logistics — 4.5%
184,805	C.H. Robinson Worldwide, Inc.	18,059,145
155,034	Expeditors International of Washington, Inc.	15,170,077
92,212	FedEx Corp.	14,779,739
292,878	GXO Logistics, Inc. (a)	10,701,762
42,377	United Parcel Service, Inc., Class B	7,109,589
		65,820,312

	Building Products — 10.8%
140,909	A.O. Smith Corp.	7,718,995
143,110	Advanced Drainage Systems, Inc.	16,583,587
38,163	Allegion PLC	3,998,338
86,398	Armstrong World Industries, Inc.	6,529,097
617,834	AZEK (The) Co., Inc. (a)	10,818,273
302,079	Builders FirstSource, Inc. (a)	18,626,191
63,476	Carlisle Cos., Inc.	15,158,069
192,509	Carrier Global Corp.	7,654,158
255,003	Fortune Brands Home & Security, Inc.	15,381,781
2,006,586	Hayward Holdings, Inc. (a)	18,560,920
146,619	Masco Corp.	6,784,061
226,412	Owens Corning	19,383,131
70,910	Trane Technologies PLC	11,319,363
		158,515,964

	Chemicals — 2.3%
162,523	Axalta Coating Systems Ltd. (a)	3,790,036
203,734	DuPont de Nemours, Inc.	11,653,585
30,925	PPG Industries, Inc.	3,531,017
164,339	RPM International, Inc.	15,541,539
		34,516,177

	Commercial Services & Supplies — 0.8%
17,639	Cintas Corp.	7,541,554

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
26,628	Tetra Tech, Inc.	$3,762,004
		11,303,558

	Construction & Engineering — 6.1%
150,188	AECOM	11,306,153
107,800	MasTec, Inc. (a)	8,309,224
375,443	MDU Resources Group, Inc.	10,692,617
139,719	Quanta Services, Inc.	19,845,687
66,259	Valmont Industries, Inc.	21,151,198
441,318	WillScot Mobile Mini Holdings Corp. (a)	18,769,254
		90,074,133

	Construction Materials — 2.8%
127,739	Eagle Materials, Inc.	15,623,757
31,879	Martin Marietta Materials, Inc.	10,710,706
86,814	Vulcan Materials Co.	14,211,452
		40,545,915

	Consumer Finance — 2.8%
25,367	American Express Co.	3,765,731
148,539	Capital One Financial Corp.	15,748,105
631,372	Synchrony Financial	22,451,588
		41,965,424

	Containers & Packaging — 6.4%
36,018	AptarGroup, Inc.	3,571,185
294,246	Berry Global Group, Inc. (a)	13,923,721
42,238	Crown Holdings, Inc.	2,897,104
901,644	Graphic Packaging Holding Co.	20,701,746
121,925	Packaging Corp. of America	14,656,604
162,835	Silgan Holdings, Inc.	7,711,866
181,000	Sonoco Products Co.	11,236,480
576,185	Westrock Co.	19,624,861
		94,323,567

	Diversified Consumer Services — 0.5%
913,961	ADT, Inc. (b)	7,732,110

	Electrical Equipment — 2.4%
65,211	Acuity Brands, Inc.	11,970,783
93,493	Emerson Electric Co.	8,096,494
216,561	nVent Electric PLC	7,904,477
24,386	Regal Rexnord Corp.	3,085,804
91,813	Sensata Technologies Holding PLC	3,691,801
		34,749,359

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 2.9%
65,257	Keysight Technologies, Inc. (a)	$11,364,507
51,680	Littelfuse, Inc.	11,382,520
10,147	Teledyne Technologies, Inc. (a)	4,038,303
819,340	Vontier Corp.	15,649,394
		42,434,724

	Household Durables — 2.2%
195,180	Mohawk Industries, Inc. (a)	18,493,305
83,088	TopBuild Corp. (a)	14,136,592
		32,629,897

	Industrial Conglomerates — 0.5%
61,947	3M Co.	7,792,313

	IT Services — 5.0%
13,301	Accenture PLC, Class A	3,776,154
45,399	Automatic Data Processing, Inc.	10,972,938
90,585	Fidelity National Information Services, Inc.	7,517,649
73,159	Fiserv, Inc. (a)	7,516,356
312,799	Genpact Ltd.	15,170,751
37,554	Jack Henry & Associates, Inc.	7,475,499
30,502	Paychex, Inc.	3,608,692
230,180	Shift4 Payments, Inc., Class A (a)	10,581,375
507,075	Western Union (The) Co.	6,850,583
		73,469,997

	Leisure Products — 1.0%
209,186	Brunswick Corp.	14,783,175

	Machinery — 17.8%
142,364	AGCO Corp.	17,677,338
304,155	Allison Transmission Holdings, Inc.	12,850,549
20,860	Caterpillar, Inc.	4,515,356
156,401	Crane Holdings Co.	15,693,276
33,637	Cummins, Inc.	8,224,583
30,753	Deere & Co.	12,172,652
279,580	Donaldson Co., Inc.	16,061,871
58,721	Dover Corp.	7,674,248
57,097	Graco, Inc.	3,972,809
68,507	IDEX Corp.	15,229,791
18,943	Illinois Tool Works, Inc.	4,044,899
104,772	ITT, Inc.	8,003,533
108,904	Lincoln Electric Holdings, Inc.	15,464,368
53,410	Middleby (The) Corp. (a)	7,469,923
16,122	Nordson Corp.	3,627,450
146,088	Oshkosh Corp.	12,855,744
160,947	Otis Worldwide Corp.	11,369,296
122,697	PACCAR, Inc.	11,880,751
28,247	Parker-Hannifin Corp.	8,209,143

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
252,433	Pentair PLC	$10,841,997
67,997	Snap-on, Inc.	15,098,734
136,529	Stanley Black & Decker, Inc.	10,716,161
158,319	Toro (The) Co.	16,691,572
84,148	Westinghouse Air Brake Technologies Corp.	7,849,325
39,185	Xylem, Inc.	4,013,720
		262,209,089

	Paper & Forest Products — 1.3%
347,697	Louisiana-Pacific Corp.	19,697,035

	Professional Services — 3.7%
192,726	Booz Allen Hamilton Holding Corp.	20,978,225
61,962	FTI Consulting, Inc. (a)	9,643,146
211,643	ManpowerGroup, Inc.	16,580,113
89,485	Robert Half International, Inc.	6,842,023
		54,043,507

	Road & Rail — 9.2%
256,967	CSX Corp.	7,467,461
87,524	J.B. Hunt Transport Services, Inc.	14,972,731
363,753	Knight-Swift Transportation Holdings, Inc.	17,471,057
123,286	Landstar System, Inc.	19,259,739
16,328	Norfolk Southern Corp.	3,723,927
27,522	Old Dominion Freight Line, Inc.	7,557,541
235,772	Ryder System, Inc.	18,982,004
876,773	Schneider National, Inc., Class B	19,499,431
52,704	Union Pacific Corp.	10,390,067
307,529	XPO Logistics, Inc. (a)	15,911,550
		135,235,508

	Semiconductors & Semiconductor Equipment — 1.2%
215,371	MKS Instruments, Inc.	17,692,728

	Software — 1.2%
8,311	Fair Isaac Corp. (a)	3,979,639
56,668	Paylocity Holding Corp. (a)	13,135,076
		17,114,715

	Trading Companies & Distributors — 8.3%
441,504	Air Lease Corp.	15,580,676
782,696	Core & Main, Inc., Class A (a)	18,455,972
141,027	MSC Industrial Direct Co., Inc., Class A	11,702,420
50,688	United Rentals, Inc. (a)	16,002,708
36,380	W.W. Grainger, Inc.	21,258,653
69,131	Watsco, Inc.	18,731,736

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
149,087	WESCO International, Inc. (a)	$20,539,716
		122,271,881
	Total Common Stocks — 100.0%	1,471,761,227
	(Cost $1,533,758,590)
	Money Market Funds — 0.2%
2,397,284	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	2,397,284
1,104,727	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	1,104,727
	Total Money Market Funds — 0.2%	3,502,011
	(Cost $3,502,011)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$3,774,877	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $3,775,184. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $3,846,749. (d)	3,774,877
	(Cost $3,774,877)

	Total Investments — 100.5%	1,479,038,115
	(Cost $1,541,035,478)
	Net Other Assets and Liabilities — (0.5)%	(6,531,801)
	Net Assets — 100.0%	$1,472,506,314

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,830,031 and the total value of the collateral held by the Fund is $6,172,161.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,471,761,227	$1,471,761,227	$—	$—
Money Market Funds	3,502,011	3,502,011	—	—
Repurchase Agreements	3,774,877	—	3,774,877	—
Total Investments	$1,479,038,115	$1,475,263,238	$3,774,877	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
192,018	Hexcel Corp.	$10,695,403

	Chemicals — 50.5%
42,667	Air Products and Chemicals, Inc.	10,683,817
112,662	Albemarle Corp.	31,530,714
104,574	Ashland, Inc.	10,971,904
439,710	Celanese Corp.	42,264,925
589,584	CF Industries Holdings, Inc.	62,649,196
1,208,631	Chemours (The) Co.	34,603,105
904,240	Dow, Inc.	42,264,177
419,312	Eastman Chemical Co.	32,207,355
68,770	Ecolab, Inc.	10,801,704
1,220,756	Element Solutions, Inc.	20,997,003
187,910	FMC Corp.	22,342,499
2,312,464	Huntsman Corp.	61,881,537
218,674	International Flavors & Fragrances, Inc.	21,344,769
36,838	Linde PLC	10,953,779
527,677	LyondellBasell Industries N.V., Class A	40,340,907
821,917	Mosaic (The) Co.	44,178,039
66,015	NewMarket Corp.	20,091,005
926,385	Olin Corp.	49,052,086
232,301	Scotts Miracle-Gro (The) Co.	10,664,939
783,808	Valvoline, Inc.	23,012,603
653,173	Westlake Corp.	63,129,170
		665,965,233

	Containers & Packaging — 4.0%
122,081	Avery Dennison Corp.	20,698,834
939,832	International Paper Co.	31,587,753
		52,286,587

	Machinery — 2.7%
504,616	Timken (The) Co.	35,974,075

	Metals & Mining — 38.7%
1,180,131	Alcoa Corp.	46,060,513
4,212,910	Cleveland-Cliffs, Inc. (a)	54,725,701
1,090,103	Freeport-McMoRan, Inc.	34,545,364
363,765	MP Materials Corp. (a)	10,927,501
472,565	Newmont Corp.	19,998,951
530,403	Nucor Corp.	69,684,346
227,762	Reliance Steel & Aluminum Co.	45,889,488
211,704	Royal Gold, Inc.	20,103,412
664,426	Southern Copper Corp.	31,208,089
2,700,433	SSR Mining, Inc.	37,265,975
799,824	Steel Dynamics, Inc.	75,223,447
3,131,782	United States Steel Corp.	63,763,081
		509,395,868

	Trading Companies & Distributors — 3.3%
215,700	Fastenal Co.	10,424,781
1,310,144	Univar Solutions, Inc. (a)	33,382,469
		43,807,250

Shares	Description	Value

	Total Common Stocks — 100.0%
	(Cost $1,557,809,351)	$1,318,124,416

	Money Market Funds — 0.0%
187,921	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (b)
	(Cost $187,921)	187,921

	Total Investments — 100.0%	1,318,312,337
	(Cost $1,557,997,272)
	Net Other Assets and Liabilities — 0.0%	288,610
	Net Assets — 100.0%	$1,318,600,947

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2022.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,318,124,416	$1,318,124,416	$—	$—
Money Market Funds	187,921	187,921	—	—
Total Investments	$1,318,312,337	$1,318,312,337	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Communications Equipment — 0.3%
21,359	F5, Inc. (a)	$3,052,415

	Electrical Equipment — 0.9%
636,082	Vertiv Holdings Co.	9,102,333

	Electronic Equipment, Instruments & Components — 15.7%
184,669	Amphenol Corp., Class A	14,003,450
176,046	Arrow Electronics, Inc. (a)	17,826,418
449,325	Avnet, Inc.	18,058,372
79,225	CDW Corp.	13,690,872
354,818	Coherent Corp. (a)	11,925,433
559,257	Corning, Inc.	17,991,298
192,408	IPG Photonics Corp. (a)	16,481,669
281,227	Jabil, Inc.	18,068,835
430,038	National Instruments Corp.	16,418,851
152,302	TD SYNNEX Corp.	13,937,156
		158,402,354

	Interactive Media & Services — 3.7%
101,806	Alphabet, Inc., Class A (a)	9,621,685
119,617	Meta Platforms, Inc., Class A (a)	11,143,519
417,930	Pinterest, Inc., Class A (a)	10,281,078
148,409	ZoomInfo Technologies, Inc. (a)	6,608,653
		37,654,935

	IT Services — 18.8%
121,237	Akamai Technologies, Inc. (a)	10,708,864
122,565	Amdocs Ltd.	10,578,585
55,891	Cloudflare, Inc., Class A (a)	3,147,781
282,549	Cognizant Technology Solutions Corp., Class A	17,588,675
145,388	Concentrix Corp.	17,770,775
662,975	DXC Technology Co. (a)	19,060,531
34,141	EPAM Systems, Inc. (a)	11,949,350
44,690	Gartner, Inc. (a)	13,492,805
33,048	Globant S.A. (a)	6,235,497
174,456	GoDaddy, Inc., Class A (a)	14,026,263
52,039	International Business Machines Corp.	7,196,473
36,378	Snowflake, Inc., Class A (a)	5,831,394
258,962	SS&C Technologies Holdings, Inc.	13,315,826
481,734	Switch, Inc., Class A	16,403,043
582,403	Toast, Inc., Class A (a)	12,865,282
17,797	VeriSign, Inc. (a)	3,567,587
79,032	Wix.com Ltd. (a)	6,646,591
		190,385,322

	Life Sciences Tools & Services — 0.3%
72,127	Azenta, Inc.	3,202,439

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 7.5%
47,366	CACI International, Inc., Class A (a)	$14,400,685
1,316,872	Clarivate PLC (a)	13,603,288
785,938	Dun & Bradstreet Holdings, Inc.	10,099,303
286,104	KBR, Inc.	14,239,396
111,327	Leidos Holdings, Inc.	11,309,710
110,119	Science Applications International Corp.	11,930,292
		75,582,674

	Semiconductors & Semiconductor Equipment — 18.8%
153,690	Advanced Micro Devices, Inc. (a)	9,230,621
282,962	Allegro MicroSystems, Inc. (a)	7,190,065
69,885	Analog Devices, Inc.	9,966,999
6,962	Broadcom, Inc.	3,272,976
235,896	Cirrus Logic, Inc. (a)	15,833,340
629,787	Intel Corp.	17,904,844
32,177	KLA Corp.	10,182,412
125,639	Lattice Semiconductor Corp. (a)	6,094,748
159,557	Microchip Technology, Inc.	9,851,049
323,944	Micron Technology, Inc.	17,525,370
8,507	Monolithic Power Systems, Inc.	2,887,701
260,382	ON Semiconductor Corp. (a)	15,995,266
204,378	Qorvo, Inc. (a)	17,592,858
54,724	QUALCOMM, Inc.	6,438,826
190,332	Skyworks Solutions, Inc.	16,370,455
164,543	Teradyne, Inc.	13,385,573
62,914	Texas Instruments, Inc.	10,105,876
		189,828,979

	Software — 25.4%
174,387	Alteryx, Inc., Class A (a)	8,497,879
13,944	ANSYS, Inc. (a)	3,083,855
14,680	Atlassian Corp., Class A (a)	2,976,076
33,098	Autodesk, Inc. (a)	7,092,901
191,031	Black Knight, Inc. (a)	11,551,645
75,662	Cadence Design Systems, Inc. (a)	11,454,470
110,643	Ceridian HCM Holding, Inc. (a)	7,323,460
130,053	Confluent, Inc., Class A (a)	3,495,825
52,574	Coupa Software, Inc. (a)	2,798,514
18,757	Crowdstrike Holdings, Inc., Class A (a)	3,023,628
34,820	Datadog, Inc., Class A (a)	2,803,358
94,900	Dolby Laboratories, Inc., Class A	6,343,116
452,118	DoubleVerify Holdings, Inc. (a)	13,215,409
298,394	Dropbox, Inc., Class A (a)	6,490,070
86,182	Elastic N.V. (a)	5,511,339
62,922	Fortinet, Inc. (a)	3,596,622
15,963	Intuit, Inc.	6,824,183
92,952	Manhattan Associates, Inc. (a)	11,309,470
13,273	Microsoft Corp.	3,081,062
181,258	nCino, Inc. (a)	5,706,002
650,470	NCR Corp. (a)	13,828,992

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
215,501	New Relic, Inc. (a)	$12,766,279
306,987	NortonLifeLock, Inc.	6,916,417
296,818	Nutanix, Inc., Class A (a)	8,132,813
59,453	Palo Alto Networks, Inc. (a)	10,201,540
29,509	Paycom Software, Inc. (a)	10,210,114
124,954	Procore Technologies, Inc. (a)	6,829,986
93,095	PTC, Inc. (a)	10,969,384
8,596	Roper Technologies, Inc.	3,563,386
120,945	SentinelOne, Inc., Class A (a)	2,762,384
89,970	Smartsheet, Inc., Class A (a)	3,141,752
40,475	Synopsys, Inc. (a)	11,840,961
28,022	Tyler Technologies, Inc. (a)	9,060,353
20,309	Workday, Inc., Class A (a)	3,164,548
40,622	Zendesk, Inc. (a)	3,115,301
132,325	Zoom Video Communications, Inc., Class A (a)	11,041,198
18,807	Zscaler, Inc. (a)	2,898,159
		256,622,451

	Technology Hardware, Storage & Peripherals — 8.5%
44,737	Apple, Inc.	6,859,972
180,940	Dell Technologies, Inc., Class C	6,948,096
1,354,726	Hewlett Packard Enterprise Co.	19,331,940
496,205	HP, Inc.	13,705,182
49,981	NetApp, Inc.	3,462,184
592,971	Pure Storage, Inc., Class A (a)	18,299,085
498,606	Western Digital Corp. (a)	17,137,088
		85,743,547
	Total Common Stocks — 99.9%	1,009,577,449
	(Cost $1,119,088,653)

	Money Market Funds — 1.6%
15,731,578	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (b)	15,731,578
	(Cost $15,731,578)

	Total Investments — 101.5%	1,025,309,027
	(Cost $1,134,820,231)
	Net Other Assets and Liabilities — (1.5)%	(15,183,970)
	Net Assets — 100.0%	$1,010,125,057

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2022.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,009,577,449	$1,009,577,449	$—	$—
Money Market Funds	15,731,578	15,731,578	—	—
Total Investments	$1,025,309,027	$1,025,309,027	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Commercial Services & Supplies — 9.6%
62,799	Clean Harbors, Inc. (a)	$7,690,366
126,931	Republic Services, Inc.	16,833,589
107,776	Waste Management, Inc.	17,068,485
		41,592,440

	Electric Utilities — 52.5%
130,343	Alliant Energy Corp.	6,799,994
119,844	American Electric Power Co., Inc.	10,536,684
331,269	Avangrid, Inc.	13,476,023
148,503	Duke Energy Corp.	13,837,510
183,109	Edison International	10,993,864
137,272	Entergy Corp.	14,707,322
232,556	Evergy, Inc.	14,216,148
88,594	Eversource Energy	6,757,950
368,761	Exelon Corp.	14,230,487
280,011	FirstEnergy Corp.	10,559,215
298,916	Hawaiian Electric Industries, Inc.	11,370,765
69,763	IDACORP, Inc.	7,304,186
451,197	NRG Energy, Inc.	20,033,147
473,592	OGE Energy Corp.	17,347,675
1,105,106	PG&E Corp. (a)	16,499,233
267,668	Pinnacle West Capital Corp.	17,989,966
408,695	PPL Corp.	10,826,331
50,789	Southern (The) Co.	3,325,664
107,922	Xcel Energy, Inc.	7,026,801
		227,838,965

	Electrical Equipment — 0.6%
125,169	Sunrun, Inc. (a)	2,817,554

	Gas Utilities — 11.2%
101,725	Atmos Energy Corp.	10,838,799
280,542	National Fuel Gas Co.	18,933,779
534,094	UGI Corp.	18,869,541
		48,642,119

	Independent Power and Renewable Electricity Producers — 8.0%
764,042	AES (The) Corp.	19,987,339
105,674	Brookfield Renewable Corp., Class A	3,279,064
493,353	Vistra Corp.	11,332,318
		34,598,721

	Multi-Utilities — 16.1%
85,750	Ameren Corp.	6,990,340
367,648	CenterPoint Energy, Inc.	10,518,409
118,593	CMS Energy Corp.	6,765,731
161,078	Consolidated Edison, Inc.	14,168,421
49,974	Dominion Energy, Inc.	3,496,681
30,015	DTE Energy Co.	3,364,982
548,382	NiSource, Inc.	14,087,934
23,032	Sempra Energy	3,476,450

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
77,232	WEC Energy Group, Inc.	$7,053,598
		69,922,546

	Water Utilities — 1.7%
26,531	American Water Works Co., Inc.	3,856,016
83,456	Essential Utilities, Inc.	3,690,424
		7,546,440
	Total Common Stocks — 99.7%	432,958,785
	(Cost $441,933,405)

	Money Market Funds — 0.2%
1,006,742	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (b)	1,006,742
	(Cost $1,006,742)

	Total Investments — 99.9%	433,965,527
	(Cost $442,940,147)
	Net Other Assets and Liabilities — 0.1%	436,405
	Net Assets — 100.0%	$434,401,932

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2022.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$432,958,785	$432,958,785	$—	$—
Money Market Funds	1,006,742	1,006,742	—	—
Total Investments	$433,965,527	$433,965,527	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the Indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.0%
8,224	General Dynamics Corp.	$2,054,355
24,237	HEICO Corp.	3,941,906
12,593	L3Harris Technologies, Inc.	3,103,797
2,258	Lockheed Martin Corp.	1,098,923
7,420	Northrop Grumman Corp.	4,073,654
21,314	Raytheon Technologies Corp.	2,020,993
59,897	Textron, Inc.	4,099,351
1,663	TransDigm Group, Inc.	957,489
		21,350,468

	Air Freight & Logistics — 1.2%
45,291	C.H. Robinson Worldwide, Inc.	4,425,836
39,515	Expeditors International of Washington, Inc.	3,866,543
23,504	FedEx Corp.	3,767,221
5,401	United Parcel Service, Inc., Class B	906,126
		12,965,726

	Airlines — 0.4%
31,091	Delta Air Lines, Inc. (a)	1,054,917
84,865	Southwest Airlines Co. (a)	3,084,843
		4,139,760

	Automobiles — 1.2%
389,466	Ford Motor Co.	5,207,160
135,931	General Motors Co.	5,335,292
9,867	Tesla, Inc. (a)	2,245,137
		12,787,589

	Banks — 4.1%
86,663	Bank of America Corp.	3,123,335
83,745	Citigroup, Inc.	3,840,546
101,560	Citizens Financial Group, Inc.	4,153,804
81,891	Fifth Third Bancorp	2,922,690
6,683	First Republic Bank	802,628
198,575	Huntington Bancshares, Inc.	3,014,369
33,393	JPMorgan Chase & Co.	4,203,511
217,829	KeyCorp	3,892,604
4,948	M&T Bank Corp.	833,095
17,516	PNC Financial Services Group (The), Inc.	2,834,614
173,873	Regions Financial Corp.	3,816,512
5,196	SVB Financial Group (a)	1,200,068
80,148	Truist Financial Corp.	3,589,829
64,912	U.S. Bancorp	2,755,514
86,764	Wells Fargo & Co.	3,990,276
		44,973,395

	Beverages — 1.4%
26,210	Brown-Forman Corp., Class B	1,782,280
31,147	Coca-Cola (The) Co.	1,864,148
11,395	Constellation Brands, Inc., Class A	2,815,477
48,711	Keurig Dr Pepper, Inc.	1,891,935
30,096	Monster Beverage Corp. (a)	2,820,597

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
21,374	PepsiCo, Inc.	$3,881,091
		15,055,528

	Biotechnology — 2.5%
6,500	AbbVie, Inc.	951,600
17,435	Alnylam Pharmaceuticals, Inc. (a)	3,613,578
7,741	Amgen, Inc.	2,092,779
6,535	Biogen, Inc. (a)	1,852,280
42,425	Gilead Sciences, Inc.	3,328,666
26,182	Incyte Corp. (a)	1,946,370
36,888	Moderna, Inc. (a)	5,545,373
5,065	Regeneron Pharmaceuticals, Inc. (a)	3,792,419
12,052	Vertex Pharmaceuticals, Inc. (a)	3,760,224
		26,883,289

	Building Products — 1.2%
15,556	Carlisle Cos., Inc.	3,714,773
98,134	Carrier Global Corp.	3,901,808
17,725	Johnson Controls International PLC	1,025,214
74,740	Masco Corp.	3,458,220
6,024	Trane Technologies PLC	961,611
		13,061,626

	Capital Markets — 4.2%
3,463	Ameriprise Financial, Inc.	1,070,483
90,592	Bank of New York Mellon (The) Corp.	3,814,829
3,171	BlackRock, Inc.	2,048,181
10,423	Blackstone, Inc.	949,952
168,810	Carlyle Group (The), Inc.	4,773,947
6,541	FactSet Research Systems, Inc.	2,783,130
202,696	Franklin Resources, Inc.	4,753,221
11,908	Goldman Sachs Group (The), Inc.	4,102,425
19,312	Intercontinental Exchange, Inc.	1,845,648
19,966	LPL Financial Holdings, Inc.	5,104,308
33,125	Morgan Stanley	2,721,881
2,068	MSCI, Inc.	969,602
17,656	Raymond James Financial, Inc.	2,085,880
57,386	State Street Corp.	4,246,564
41,539	T. Rowe Price Group, Inc.	4,409,780
		45,679,831

	Chemicals — 4.8%
11,246	Air Products and Chemicals, Inc.	2,815,998
48,285	Celanese Corp.	4,641,154
45,320	CF Industries Holdings, Inc.	4,815,703
76,326	Corteva, Inc.	4,987,141
99,295	Dow, Inc.	4,641,048
69,239	DuPont de Nemours, Inc.	3,960,471
61,394	Eastman Chemical Co.	4,715,673
33,014	FMC Corp.	3,925,365
28,815	International Flavors & Fragrances, Inc.	2,812,632

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
57,944	LyondellBasell Industries N.V., Class A	$4,429,819
90,255	Mosaic (The) Co.	4,851,206
7,881	PPG Industries, Inc.	899,853
50,207	Westlake Corp.	4,852,507
		52,348,570

	Commercial Services & Supplies — 1.4%
6,742	Cintas Corp.	2,882,542
16,398	Copart, Inc. (a)	1,886,098
32,064	Republic Services, Inc.	4,252,328
75,468	Rollins, Inc.	3,175,693
21,781	Waste Management, Inc.	3,449,457
		15,646,118

	Communications Equipment — 0.9%
30,912	Arista Networks, Inc. (a)	3,736,024
65,431	Cisco Systems, Inc.	2,972,530
11,685	Motorola Solutions, Inc.	2,917,862
		9,626,416

	Construction & Engineering — 0.1%
6,849	Quanta Services, Inc.	972,832

	Construction Materials — 0.2%
5,418	Martin Marietta Materials, Inc.	1,820,339
5,531	Vulcan Materials Co.	905,425
		2,725,764

	Consumer Finance — 1.4%
6,467	American Express Co.	960,026
47,326	Capital One Financial Corp.	5,017,503
38,381	Discover Financial Services	4,009,279
154,736	Synchrony Financial	5,502,412
		15,489,220

	Containers & Packaging — 1.2%
10,724	Avery Dennison Corp.	1,818,254
36,110	Ball Corp.	1,783,473
137,603	International Paper Co.	4,624,837
38,846	Packaging Corp. of America	4,669,678
		12,896,242

	Distributors — 1.0%
29,213	Genuine Parts Co.	5,195,824
74,011	LKQ Corp.	4,117,972
5,483	Pool Corp.	1,668,093
		10,981,889
f
	Diversified Financial Services — 0.1%
3,267	Berkshire Hathaway, Inc., Class B (a)	964,059

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.9%
284,356	AT&T, Inc.	$5,183,810
114,880	Verizon Communications, Inc.	4,293,065
		9,476,875

	Electric Utilities — 4.1%
49,391	Alliant Energy Corp.	2,576,729
30,274	American Electric Power Co., Inc.	2,661,690
20,974	Constellation Energy Corp.	1,982,882
37,515	Duke Energy Corp.	3,495,648
46,257	Edison International	2,777,270
34,678	Entergy Corp.	3,715,401
58,748	Evergy, Inc.	3,591,265
33,572	Eversource Energy	2,560,872
93,156	Exelon Corp.	3,594,890
70,736	FirstEnergy Corp.	2,667,455
44,505	NextEra Energy, Inc.	3,449,138
279,169	PG&E Corp. (a)	4,167,993
103,243	PPL Corp.	2,734,907
25,659	Southern (The) Co.	1,680,151
40,894	Xcel Energy, Inc.	2,662,608
		44,318,899

	Electrical Equipment — 0.8%
15,385	AMETEK, Inc.	1,994,819
13,084	Eaton Corp. PLC	1,963,516
35,745	Emerson Electric Co.	3,095,517
83,047	Plug Power, Inc. (a)	1,327,091
		8,380,943

	Electronic Equipment, Instruments & Components — 1.7%
52,115	Amphenol Corp., Class A	3,951,880
60,124	Corning, Inc.	1,934,189
22,176	Keysight Technologies, Inc. (a)	3,861,950
31,621	TE Connectivity Ltd.	3,865,035
7,755	Teledyne Technologies, Inc. (a)	3,086,335
16,075	Trimble, Inc. (a)	967,072
3,330	Zebra Technologies Corp., Class A (a)	943,123
		18,609,584

	Energy Equipment & Services — 0.7%
70,870	Halliburton Co.	2,581,086
97,204	Schlumberger N.V.	5,057,524
		7,638,610

	Entertainment — 0.8%
7,540	Electronic Arts, Inc.	949,739
22,946	Live Nation Entertainment, Inc. (a)	1,826,731
14,822	Netflix, Inc. (a)	4,326,245
24,342	ROBLOX Corp., Class A (a)	1,089,061

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
9,248	Walt Disney (The) Co. (a)	$985,282
		9,177,058

	Equity Real Estate Investment Trusts — 2.5%
34,910	Boston Properties, Inc.	2,537,957
13,883	Equity LifeStyle Properties, Inc.	887,957
38,935	Equity Residential	2,453,684
3,602	Essex Property Trust, Inc.	800,508
15,154	Extra Space Storage, Inc.	2,688,926
19,719	Gaming and Leisure Properties, Inc.	988,316
38,063	Healthpeak Properties, Inc.	903,235
219,749	Host Hotels & Resorts, Inc.	4,148,861
25,834	Invitation Homes, Inc.	818,679
39,682	Iron Mountain, Inc.	1,986,878
189,551	Kimco Realty Corp.	4,052,600
2,980	Public Storage	923,055
21,718	Ventas, Inc.	849,825
58,453	VICI Properties, Inc.	1,871,665
13,564	Welltower, Inc.	827,947
30,547	Weyerhaeuser Co.	944,819
		27,684,912

	Food & Staples Retailing — 1.5%
186,934	Albertsons Cos., Inc., Class A	3,834,016
59,822	Kroger (The) Co.	2,828,982
37,014	Sysco Corp.	3,203,932
138,918	Walgreens Boots Alliance, Inc.	5,070,507
6,726	Walmart, Inc.	957,312
		15,894,749

	Food Products — 3.2%
43,376	Archer-Daniels-Midland Co.	4,206,604
52,828	Bunge Ltd.	5,214,124
37,029	Campbell Soup Co.	1,959,204
80,209	Conagra Brands, Inc.	2,943,670
34,163	General Mills, Inc.	2,787,017
15,828	Hershey (The) Co.	3,779,252
38,399	Hormel Foods Corp.	1,783,634
12,698	J.M. Smucker (The) Co.	1,913,081
25,048	Kellogg Co.	1,924,187
52,319	Kraft Heinz (The) Co.	2,012,712
31,822	Mondelez International, Inc., Class A	1,956,417
66,162	Tyson Foods, Inc., Class A	4,522,173
		35,002,075

	Gas Utilities — 0.2%
25,696	Atmos Energy Corp.	2,737,909

	Health Care Equipment & Supplies — 1.3%
9,017	Abbott Laboratories	892,142
4,212	Align Technology, Inc. (a)	818,392
32,395	Baxter International, Inc.	1,760,668

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
3,915	Becton, Dickinson and Co.	$923,823
6,612	Cooper (The) Cos., Inc.	1,807,655
13,522	Hologic, Inc. (a)	916,792
7,606	Insulet Corp. (a)	1,968,509
32,412	Medtronic PLC	2,830,864
3,996	ResMed, Inc.	893,865
5,247	STERIS PLC	905,527
8,344	Zimmer Biomet Holdings, Inc.	945,792
		14,664,029

	Health Care Providers & Services — 2.7%
22,424	Centene Corp. (a)	1,908,955
9,433	Cigna Corp.	3,047,425
27,443	CVS Health Corp.	2,598,852
3,841	Elevance Health, Inc.	2,100,144
14,240	HCA Healthcare, Inc.	3,096,773
3,596	Humana, Inc.	2,006,856
21,298	Laboratory Corp. of America Holdings	4,725,174
12,835	McKesson Corp.	4,997,564
35,553	Quest Diagnostics, Inc.	5,107,188
		29,588,931

	Hotels, Restaurants & Leisure — 2.9%
8,305	Airbnb, Inc., Class A (a)	887,888
531	Booking Holdings, Inc. (a)	992,694
2,322	Chipotle Mexican Grill, Inc. (a)	3,479,122
34,532	Darden Restaurants, Inc.	4,942,910
28,930	Hilton Worldwide Holdings, Inc.	3,913,072
24,901	Marriott International, Inc., Class A	3,986,899
7,562	McDonald’s Corp.	2,061,855
146,771	MGM Resorts International	5,220,644
41,415	Starbucks Corp.	3,586,125
16,408	Yum! Brands, Inc.	1,940,246
		31,011,455

	Household Durables — 1.7%
64,766	D.R. Horton, Inc.	4,979,210
43,452	Garmin Ltd.	3,825,514
58,511	Lennar Corp., Class A	4,721,838
1,094	NVR, Inc. (a)	4,636,098
		18,162,660

	Household Products — 0.1%
12,418	Colgate-Palmolive Co.	916,945

	Industrial Conglomerates — 0.4%
23,685	3M Co.	2,979,336
5,225	Honeywell International, Inc.	1,066,005
		4,045,341

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 5.1%
62,093	Aflac, Inc.	$4,042,875
7,006	Allstate (The) Corp.	884,508
91,871	American International Group, Inc.	5,236,647
6,514	Aon PLC, Class A	1,833,626
76,627	Arch Capital Group Ltd. (a)	4,406,053
20,381	Arthur J. Gallagher & Co.	3,812,877
43,274	Brown & Brown, Inc.	2,544,078
19,186	Chubb Ltd.	4,122,880
9,740	Cincinnati Financial Corp.	1,006,337
56,339	Hartford Financial Services Group (The), Inc.	4,079,507
52,513	Loews Corp.	2,994,291
17,531	Marsh & McLennan Cos., Inc.	2,831,081
28,707	MetLife, Inc.	2,101,639
48,366	Principal Financial Group, Inc.	4,262,496
20,341	Prudential Financial, Inc.	2,139,670
22,779	Travelers (The) Cos., Inc.	4,201,814
67,545	W.R. Berkley Corp.	5,023,997
		55,524,376

	Interactive Media & Services — 0.3%
32,150	Meta Platforms, Inc., Class A (a)	2,995,094

	Internet & Direct Marketing Retail — 0.1%
8,712	Etsy, Inc. (a)	818,144

	IT Services — 3.1%
6,781	Accenture PLC, Class A	1,925,126
32,585	Akamai Technologies, Inc. (a)	2,878,233
11,570	Automatic Data Processing, Inc.	2,796,469
12,090	Broadridge Financial Solutions, Inc.	1,814,225
60,752	Cognizant Technology Solutions Corp., Class A	3,781,812
18,647	Fiserv, Inc. (a)	1,915,793
12,612	Gartner, Inc. (a)	3,807,815
16,148	Global Payments, Inc.	1,845,071
14,686	International Business Machines Corp.	2,030,927
9,573	Jack Henry & Associates, Inc.	1,905,601
3,068	Mastercard, Inc., Class A	1,006,856
15,549	Paychex, Inc.	1,839,602
5,133	Snowflake, Inc., Class A (a)	822,820
54,810	SS&C Technologies Holdings, Inc.	2,818,330
5,022	VeriSign, Inc. (a)	1,006,710
4,911	Visa, Inc., Class A	1,017,363
		33,212,753

	Life Sciences Tools & Services — 0.8%
14,355	Agilent Technologies, Inc.	1,986,014
8,865	Charles River Laboratories International, Inc. (a)	1,881,596
6,755	Danaher Corp.	1,700,031

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
805	Mettler-Toledo International, Inc. (a)	$1,018,269
3,440	Thermo Fisher Scientific, Inc.	1,768,057
		8,353,967

	Machinery — 3.4%
15,951	Caterpillar, Inc.	3,452,753
12,860	Cummins, Inc.	3,144,399
10,452	Deere & Co.	4,137,111
22,450	Dover Corp.	2,933,990
14,964	Fortive Corp.	956,200
17,461	IDEX Corp.	3,881,755
9,659	Illinois Tool Works, Inc.	2,062,486
40,333	Ingersoll Rand, Inc.	2,036,817
12,330	Nordson Corp.	2,774,250
13,674	Otis Worldwide Corp.	965,931
41,697	PACCAR, Inc.	4,037,521
46,398	Stanley Black & Decker, Inc.	3,641,779
32,172	Westinghouse Air Brake Technologies Corp.	3,001,004
		37,025,996

	Media — 1.6%
8,628	Charter Communications, Inc., Class A (a)	3,171,826
148,722	Comcast Corp., Class A	4,720,436
113,743	Fox Corp., Class A	3,283,761
27,655	Omnicom Group, Inc.	2,011,901
229,098	Paramount Global, Class B	4,197,075
		17,384,999

	Metals & Mining — 1.5%
63,843	Freeport-McMoRan, Inc.	2,023,185
83,027	Newmont Corp.	3,513,702
40,771	Nucor Corp.	5,356,494
61,480	Steel Dynamics, Inc.	5,782,194
		16,675,575

	Multiline Retail — 0.5%
19,230	Dollar Tree, Inc. (a)	3,047,955
11,758	Target Corp.	1,931,252
		4,979,207

	Multi-Utilities — 1.6%
32,492	Ameren Corp.	2,648,748
123,833	CenterPoint Energy, Inc.	3,542,862
44,939	CMS Energy Corp.	2,563,770
40,690	Consolidated Edison, Inc.	3,579,093
12,623	Dominion Energy, Inc.	883,231
15,165	DTE Energy Co.	1,700,148
5,818	Sempra Energy	878,169
19,510	WEC Energy Group, Inc.	1,781,848
		17,577,869

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 11.1%
127,582	APA Corp.	$5,799,878
26,291	Cheniere Energy, Inc.	4,637,995
30,361	Chevron Corp.	5,492,305
42,623	ConocoPhillips	5,374,334
65,290	Continental Resources, Inc.	4,829,501
167,000	Coterra Energy, Inc.	5,198,710
72,543	Devon Energy Corp.	5,611,201
36,212	Diamondback Energy, Inc.	5,689,267
39,040	EOG Resources, Inc.	5,329,741
107,044	EQT Corp.	4,478,721
49,960	Exxon Mobil Corp.	5,536,068
40,022	Hess Corp.	5,646,304
209,713	Kinder Morgan, Inc.	3,800,000
193,181	Marathon Oil Corp.	5,882,361
43,914	Marathon Petroleum Corp.	4,989,509
70,985	Occidental Petroleum Corp.	5,153,511
51,078	ONEOK, Inc.	3,029,947
94,826	Ovintiv, Inc.	4,802,937
54,039	Phillips 66	5,635,727
20,145	Pioneer Natural Resources Co.	5,165,379
72,291	Targa Resources Corp.	4,942,536
2,455	Texas Pacific Land Corp.	5,656,001
40,824	Valero Energy Corp.	5,125,453
91,415	Williams (The) Cos., Inc.	2,992,013
		120,799,399

	Pharmaceuticals — 1.3%
36,815	Bristol-Myers Squibb Co.	2,852,058
8,094	Eli Lilly & Co.	2,930,756
10,681	Johnson & Johnson	1,858,174
40,520	Merck & Co., Inc.	4,100,624
59,808	Pfizer, Inc.	2,784,062
		14,525,674

	Professional Services — 0.8%
37,577	CoStar Group, Inc. (a)	3,108,369
8,041	Jacobs Solutions, Inc.	926,484
29,922	Leidos Holdings, Inc.	3,039,776
14,665	TransUnion	869,195
5,116	Verisk Analytics, Inc.	935,358
		8,879,182

	Real Estate Management & Development — 0.3%
51,690	CBRE Group, Inc., Class A (a)	3,666,889

	Road & Rail — 1.2%
65,496	CSX Corp.	1,903,314
22,309	J.B. Hunt Transport Services, Inc.	3,816,400
4,161	Norfolk Southern Corp.	948,999
10,520	Old Dominion Freight Line, Inc.	2,888,792
98,763	Uber Technologies, Inc. (a)	2,624,133
4,478	Union Pacific Corp.	882,793
		13,064,431

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.8%
12,522	Analog Devices, Inc.	$1,785,888
1,965	Broadcom, Inc.	923,786
15,721	Enphase Energy, Inc. (a)	4,826,347
169,268	Intel Corp.	4,812,289
5,765	KLA Corp.	1,824,334
20,331	Marvell Technology, Inc.	806,734
42,884	Microchip Technology, Inc.	2,647,658
87,066	Micron Technology, Inc.	4,710,271
2,401	Monolithic Power Systems, Inc.	815,019
11,829	NXP Semiconductors N.V.	1,727,980
69,983	ON Semiconductor Corp. (a)	4,299,056
15,443	QUALCOMM, Inc.	1,817,023
51,155	Skyworks Solutions, Inc.	4,399,842
46,436	Teradyne, Inc.	3,777,569
11,273	Texas Instruments, Inc.	1,810,782
		40,984,578

	Software — 2.2%
9,341	Autodesk, Inc. (a)	2,001,776
6,590	Bill.com Holdings, Inc. (a)	878,842
21,353	Cadence Design Systems, Inc. (a)	3,232,631
5,293	Crowdstrike Holdings, Inc., Class A (a)	853,232
4,505	Intuit, Inc.	1,925,887
43,317	NortonLifeLock, Inc.	975,932
15,979	Palo Alto Networks, Inc. (a)	2,741,837
7,931	Paycom Software, Inc. (a)	2,744,126
16,681	PTC, Inc. (a)	1,965,522
2,426	Roper Technologies, Inc.	1,005,674
8,567	Synopsys, Inc. (a)	2,506,276
5,021	Tyler Technologies, Inc. (a)	1,623,440
5,732	Workday, Inc., Class A (a)	893,160
5,308	Zscaler, Inc. (a)	817,963
		24,166,298

	Specialty Retail — 3.0%
2,037	AutoZone, Inc. (a)	5,159,477
55,093	Best Buy Co., Inc.	3,768,912
39,643	CarMax, Inc. (a)	2,497,905
9,485	Home Depot (The), Inc.	2,808,793
18,581	Lowe’s Cos., Inc.	3,622,366
6,202	O’Reilly Automotive, Inc. (a)	5,192,128
10,352	Ross Stores, Inc.	990,583
14,044	TJX (The) Cos., Inc.	1,012,572
14,080	Tractor Supply Co.	3,094,362
10,873	Ulta Beauty, Inc. (a)	4,559,810
		32,706,908

	Technology Hardware, Storage & Peripherals — 1.7%
12,625	Apple, Inc.	1,935,917
364,110	Hewlett Packard Enterprise Co.	5,195,850
105,025	HP, Inc.	2,900,791
14,105	NetApp, Inc.	977,053

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
49,168	Seagate Technology Holdings PLC	$2,441,683
134,010	Western Digital Corp. (a)	4,605,924
		18,057,218

	Textiles, Apparel & Luxury Goods — 0.3%
116,671	VF Corp.	3,295,956

	Tobacco — 0.2%
21,605	Altria Group, Inc.	999,663
10,509	Philip Morris International, Inc.	965,252
		1,964,915

	Trading Companies & Distributors — 0.9%
18,949	Fastenal Co.	915,805
12,919	United Rentals, Inc. (a)	4,078,658
8,917	W.W. Grainger, Inc.	5,210,649
		10,205,112

	Wireless Telecommunication Services — 0.2%
13,004	T-Mobile US, Inc. (a)	1,970,886

	Total Investments — 99.8%	1,084,694,723
	(Cost $1,000,807,429)
	Net Other Assets and Liabilities — 0.2%	1,787,917
	Net Assets — 100.0%	$1,086,482,640

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,084,694,723	$1,084,694,723	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.5%
5,488	Axon Enterprise, Inc. (a)	$798,175
12,611	BWX Technologies, Inc.	718,575
4,564	Curtiss-Wright Corp.	765,976
5,736	Huntington Ingalls Industries, Inc.	1,474,553
16,205	Parsons Corp. (a)	759,690
7,914	Woodward, Inc.	725,714
		5,242,683

	Air Freight & Logistics — 0.2%
54,355	GXO Logistics, Inc. (a)	1,986,132

	Airlines — 0.7%
48,676	Alaska Air Group, Inc. (a)	2,164,135
158,280	American Airlines Group, Inc. (a)	2,244,410
58,583	United Airlines Holdings, Inc. (a)	2,523,756
		6,932,301

	Auto Components — 1.8%
80,921	BorgWarner, Inc.	3,036,965
8,033	Fox Factory Holding Corp. (a)	705,699
79,937	Gentex Corp.	2,117,531
314,782	Goodyear Tire & Rubber (The) Co. (a)	3,997,731
31,304	LCI Industries	3,321,668
5,308	Lear Corp.	736,273
23,958	Visteon Corp. (a)	3,125,800
		17,041,667

	Automobiles — 0.7%
72,847	Harley-Davidson, Inc.	3,132,421
45,386	Thor Industries, Inc.	3,697,597
		6,830,018

	Banks — 4.4%
14,199	BancFirst Corp.	1,360,548
48,172	Bank OZK	2,070,433
14,297	BOK Financial Corp.	1,575,386
49,999	Cadence Bank	1,382,472
17,868	Comerica, Inc.	1,259,694
19,203	Commerce Bancshares, Inc.	1,360,341
10,572	Community Bank System, Inc.	660,010
14,413	Cullen/Frost Bankers, Inc.	2,234,736
75,264	CVB Financial Corp.	2,161,582
18,922	East West Bancorp, Inc.	1,354,248
32,344	Eastern Bankshares, Inc.	620,035
109,523	F.N.B. Corp.	1,582,607
1,593	First Citizens BancShares, Inc., Class A	1,309,637
30,372	First Financial Bankshares, Inc.	1,169,018
41,600	Hancock Whitney Corp.	2,324,192
28,220	Home BancShares, Inc.	719,328
8,523	Independent Bank Corp.	741,586
38,569	Old National Bancorp	754,410
15,665	Pinnacle Financial Partners, Inc.	1,300,038
26,446	Popular, Inc.	1,870,261

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
19,053	Prosperity Bancshares, Inc.	$1,363,623
7,940	ServisFirst Bancshares, Inc.	598,120
16,057	SouthState Corp.	1,452,035
50,804	Synovus Financial Corp.	2,024,539
15,072	UMB Financial Corp.	1,254,292
35,537	United Bankshares, Inc.	1,504,992
19,192	United Community Banks, Inc.	738,892
117,635	Valley National Bancorp	1,396,327
14,054	Webster Financial Corp.	762,570
9,663	Western Alliance Bancorp	649,064
15,579	Wintrust Financial Corp.	1,458,506
24,980	Zions Bancorp N.A.	1,297,461
		42,310,983

	Beverages — 0.8%
35,027	Celsius Holdings, Inc. (a)	3,190,259
3,085	Coca-Cola Consolidated, Inc.	1,502,426
52,946	Molson Coors Beverage Co., Class B	2,670,067
		7,362,752

	Biotechnology — 2.2%
27,901	Apellis Pharmaceuticals, Inc. (a)	1,687,732
26,668	Beam Therapeutics, Inc. (a)	1,174,992
65,555	Cytokinetics, Inc. (a)	2,862,131
32,131	Halozyme Therapeutics, Inc. (a)	1,536,183
71,810	Ionis Pharmaceuticals, Inc. (a)	3,174,002
9,094	Mirati Therapeutics, Inc. (a)	612,208
43,489	Natera, Inc. (a)	2,042,243
28,733	Sarepta Therapeutics, Inc. (a)	3,276,137
6,068	United Therapeutics Corp. (a)	1,398,856
164,738	Vir Biotechnology, Inc. (a)	3,620,941
		21,385,425

	Building Products — 2.0%
13,076	A.O. Smith Corp.	716,303
25,538	Advanced Drainage Systems, Inc.	2,959,343
24,052	Armstrong World Industries, Inc.	1,817,610
53,906	Builders FirstSource, Inc. (a)	3,323,844
47,325	Fortune Brands Home & Security, Inc.	2,854,644
2,853	Lennox International, Inc.	666,375
40,404	Owens Corning	3,458,986
44,015	UFP Industries, Inc.	3,135,189
		18,932,294

	Capital Markets — 2.8%
22,717	Affiliated Managers Group, Inc.	2,820,543
10,254	Ares Management Corp., Class A	777,561
10,142	Cohen & Steers, Inc.	610,143
38,615	Evercore, Inc., Class A	4,058,436
25,281	Houlihan Lokey, Inc.	2,258,099
19,879	Interactive Brokers Group, Inc., Class A	1,593,302
231,835	Invesco Ltd.	3,551,712

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
86,132	Jefferies Financial Group, Inc.	$2,963,802
59,871	Lazard Ltd., Class A	2,257,735
51,803	SEI Investments Co.	2,812,903
48,949	Stifel Financial Corp.	3,028,475
		26,732,711

	Chemicals — 3.3%
20,066	Ashland, Inc.	2,105,325
83,859	Avient Corp.	2,892,297
60,326	Axalta Coating Systems Ltd. (a)	1,406,802
5,225	Balchem Corp.	730,455
49,712	Cabot Corp.	3,652,838
103,080	Chemours (The) Co.	2,951,180
78,086	Element Solutions, Inc.	1,343,079
21,139	H.B. Fuller Co.	1,473,600
129,427	Huntsman Corp.	3,463,467
103,626	Livent Corp. (a)	3,271,473
74,071	Olin Corp.	3,922,059
30,500	RPM International, Inc.	2,884,385
50,136	Valvoline, Inc.	1,471,993
		31,568,953

	Commercial Services & Supplies — 1.1%
24,947	Casella Waste Systems, Inc., Class A (a)	2,040,914
28,879	Clean Harbors, Inc. (a)	3,536,522
90,812	Driven Brands Holdings, Inc. (a)	2,904,168
39,888	IAA, Inc. (a)	1,512,952
4,942	Tetra Tech, Inc.	698,206
		10,692,762

	Communications Equipment — 0.8%
41,559	Calix, Inc. (a)	3,060,405
15,712	Ciena Corp. (a)	752,605
4,389	F5, Inc. (a)	627,232
48,639	Juniper Networks, Inc.	1,488,353
18,528	Lumentum Holdings, Inc. (a)	1,379,410
		7,308,005

	Construction & Engineering — 1.6%
95,738	API Group Corp. (a)	1,578,720
13,053	Comfort Systems USA, Inc.	1,609,174
11,001	EMCOR Group, Inc.	1,552,241
20,006	MasTec, Inc. (a)	1,542,062
69,678	MDU Resources Group, Inc.	1,984,429
11,824	Valmont Industries, Inc.	3,774,457
78,754	WillScot Mobile Mini Holdings Corp. (a)	3,349,408
		15,390,491

	Construction Materials — 0.2%
17,781	Eagle Materials, Inc.	2,174,794

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.3%
91,302	Ally Financial, Inc.	$2,516,283
1,450	Credit Acceptance Corp. (a) (b)	675,149
25,980	FirstCash Holdings, Inc.	2,557,731
107,593	OneMain Holdings, Inc.	4,148,786
136,219	SLM Corp.	2,259,873
		12,157,822

	Containers & Packaging — 1.8%
6,684	AptarGroup, Inc.	662,719
54,608	Berry Global Group, Inc. (a)	2,584,051
160,899	Graphic Packaging Holding Co.	3,694,241
42,654	Greif, Inc., Class A	2,824,121
30,220	Silgan Holdings, Inc.	1,431,219
33,592	Sonoco Products Co.	2,085,391
102,821	Westrock Co.	3,502,083
		16,783,825

	Diversified Consumer Services — 0.5%
169,621	ADT, Inc. (b)	1,434,994
59,730	H&R Block, Inc.	2,457,889
11,001	Service Corp. International	666,771
		4,559,654

	Diversified Financial Services — 0.4%
72,322	Equitable Holdings, Inc.	2,214,499
20,999	Voya Financial, Inc.	1,435,492
		3,649,991

	Diversified Telecommunication Services — 0.9%
108,447	Frontier Communications Parent, Inc. (a)	2,539,829
57,267	Iridium Communications, Inc. (a)	2,950,968
436,285	Lumen Technologies, Inc.	3,211,058
		8,701,855

	Electric Utilities — 1.6%
50,767	ALLETE, Inc.	2,856,659
36,654	Hawaiian Electric Industries, Inc.	1,394,318
12,832	IDACORP, Inc.	1,343,511
82,993	NRG Energy, Inc.	3,684,889
34,845	OGE Energy Corp.	1,276,372
39,388	Pinnacle West Capital Corp.	2,647,268
43,850	Portland General Electric Co.	1,970,619
		15,173,636

	Electrical Equipment — 1.0%
12,102	Acuity Brands, Inc.	2,221,564
32,655	Atkore, Inc. (a)	3,112,021
86,074	ChargePoint Holdings, Inc. (a) (b)	1,203,315
2,849	Hubbell, Inc.	676,581
9,051	Regal Rexnord Corp.	1,145,314
23,024	Sunrun, Inc. (a)	518,270

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
65,353	Vertiv Holdings Co.	$935,201
		9,812,266

	Electronic Equipment, Instruments & Components — 2.2%
34,452	Arrow Electronics, Inc. (a)	3,488,610
87,933	Avnet, Inc.	3,534,027
54,683	Coherent Corp. (a)	1,837,896
30,124	IPG Photonics Corp. (a)	2,580,422
55,036	Jabil, Inc.	3,536,063
3,197	Littelfuse, Inc.	704,139
31,296	TD SYNNEX Corp.	2,863,897
152,060	Vontier Corp.	2,904,346
		21,449,400

	Energy Equipment & Services — 1.3%
97,378	ChampionX Corp.	2,786,958
68,729	Helmerich & Payne, Inc.	3,402,773
163,158	Patterson-UTI Energy, Inc.	2,879,739
51,920	Valaris Ltd. (a)	3,475,005
		12,544,475

	Equity Real Estate Investment Trusts — 3.3%
18,800	Agree Realty Corp.	1,291,560
65,792	Apartment Income REIT Corp.	2,528,387
135,540	Apple Hospitality REIT, Inc.	2,320,445
122,710	Broadstone Net Lease, Inc.	2,103,249
108,818	Cousins Properties, Inc.	2,585,516
70,857	Douglas Emmett, Inc.	1,246,375
70,686	Highwoods Properties, Inc.	1,995,466
15,085	Kilroy Realty Corp.	644,733
11,471	Life Storage, Inc.	1,268,807
267,803	Medical Properties Trust, Inc.	3,066,344
15,936	National Retail Properties, Inc.	669,790
64,621	Omega Healthcare Investors, Inc.	2,053,655
112,829	Park Hotels & Resorts, Inc.	1,475,803
126,708	Physicians Realty Trust	1,908,223
21,195	Rayonier, Inc.	714,272
25,896	Ryman Hospitality Properties, Inc.	2,302,672
96,833	Sabra Health Care REIT, Inc.	1,322,739
82,282	Vornado Realty Trust	1,941,032
		31,439,068

	Food & Staples Retailing — 0.9%
43,623	BJ’s Wholesale Club Holdings, Inc. (a)	3,376,420
6,273	Casey’s General Stores, Inc.	1,459,790
57,244	Grocery Outlet Holding Corp. (a)	1,978,925
14,790	Performance Food Group Co. (a)	769,672
48,051	US Foods Holding Corp. (a)	1,429,998
		9,014,805

	Food Products — 1.9%
38,411	Darling Ingredients, Inc. (a)	3,014,495

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
77,185	Flowers Foods, Inc.	$2,215,981
31,556	Ingredion, Inc.	2,812,271
32,836	Lamb Weston Holdings, Inc.	2,831,120
4,227	Lancaster Colony Corp.	762,044
31,021	Post Holdings, Inc. (a)	2,804,919
933	Seaboard Corp.	3,495,372
		17,936,202

	Gas Utilities — 1.3%
41,282	National Fuel Gas Co.	2,786,122
49,243	New Jersey Resources Corp.	2,198,207
27,074	ONE Gas, Inc.	2,097,693
18,214	Southwest Gas Holdings, Inc.	1,330,897
10,192	Spire, Inc.	711,504
98,241	UGI Corp.	3,470,855
		12,595,278

	Health Care Equipment & Supplies — 2.1%
89,627	DENTSPLY SIRONA, Inc.	2,762,304
34,323	Haemonetics Corp. (a)	2,915,739
26,235	Inari Medical, Inc. (a)	2,018,259
3,581	Inspire Medical Systems, Inc. (a)	698,116
15,211	iRhythm Technologies, Inc. (a)	1,939,250
45,161	Lantheus Holdings, Inc. (a)	3,341,462
6,701	Penumbra, Inc. (a)	1,149,021
11,421	Shockwave Medical, Inc. (a)	3,348,066
9,004	STAAR Surgical Co. (a)	638,114
6,306	Teleflex, Inc.	1,353,015
		20,163,346

	Health Care Providers & Services — 3.2%
32,501	Acadia Healthcare Co., Inc. (a)	2,642,331
108,493	agilon health, Inc. (a)	2,153,586
6,563	Amedisys, Inc. (a)	640,483
29,975	AMN Healthcare Services, Inc. (a)	3,761,862
1,455	Chemed Corp.	679,296
7,674	DaVita, Inc. (a)	560,279
42,134	Encompass Health Corp.	2,293,775
7,990	Ensign Group (The), Inc.	717,342
11,801	Guardant Health, Inc. (a)	584,149
28,372	HealthEquity, Inc. (a)	2,210,463
28,975	Henry Schein, Inc. (a)	1,983,629
77,720	Oak Street Health, Inc. (a)	1,572,276
100,927	Option Care Health, Inc. (a)	3,054,051
18,716	Premier, Inc., Class A	652,814
57,487	Select Medical Holdings Corp.	1,476,266
24,631	Tenet Healthcare Corp. (a)	1,092,631
36,019	Universal Health Services, Inc., Class B	4,173,522
		30,248,755

	Hotels, Restaurants & Leisure — 2.7%
26,663	Boyd Gaming Corp.	1,540,055

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,600	Choice Hotels International, Inc.	$1,506,144
3,449	Churchill Downs, Inc.	717,082
41,957	DraftKings, Inc., Class A (a)	662,921
38,626	Hilton Grand Vacations, Inc. (a)	1,515,684
7,846	Hyatt Hotels Corp., Class A (a)	739,172
10,426	Marriott Vacations Worldwide Corp.	1,540,546
55,918	Norwegian Cruise Line Holdings Ltd. (a)	944,455
92,364	Penn Entertainment, Inc. (a)	3,057,248
16,761	Royal Caribbean Cruises Ltd. (a)	894,702
41,874	SeaWorld Entertainment, Inc. (a)	2,435,392
36,398	Texas Roadhouse, Inc.	3,601,582
18,618	Travel + Leisure Co.	707,112
2,946	Vail Resorts, Inc.	645,557
67,976	Wendy’s (The) Co.	1,412,541
10,129	Wingstop, Inc.	1,604,332
10,354	Wyndham Hotels & Resorts, Inc.	786,179
30,235	Wynn Resorts Ltd. (a)	1,932,016
		26,242,720

	Household Durables — 3.0%
57,366	Leggett & Platt, Inc.	1,936,102
34,830	Mohawk Industries, Inc. (a)	3,300,142
182,931	Newell Brands, Inc.	2,526,277
84,697	PulteGroup, Inc.	3,387,033
60,075	Skyline Champion Corp. (a)	3,496,966
136,198	Taylor Morrison Home Corp. (a)	3,587,455
105,258	Tempur Sealy International, Inc.	2,830,388
75,622	Toll Brothers, Inc.	3,257,796
11,565	TopBuild Corp. (a)	1,967,669
14,136	Whirlpool Corp.	1,954,161
		28,243,989

	Household Products — 0.1%
24,422	Reynolds Consumer Products, Inc.	745,848

	Independent Power and Renewable Electricity Producers — 0.7%
39,888	Clearway Energy, Inc., Class C	1,385,709
22,108	Ormat Technologies, Inc.	1,999,668
151,246	Vistra Corp.	3,474,121
		6,859,498

	Insurance — 4.2%
68,139	American Equity Investment Life Holding Co.	2,935,428
10,334	American Financial Group, Inc.	1,499,567
4,372	Assurant, Inc.	593,980
39,333	Assured Guaranty Ltd.	2,328,120
38,773	Axis Capital Holdings Ltd.	2,119,720
11,429	Erie Indemnity Co., Class A	2,937,367
4,841	Everest Re Group Ltd.	1,561,997
70,191	Fidelity National Financial, Inc.	2,764,122
68,897	First American Financial Corp.	3,472,409

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
6,372	Globe Life, Inc.	$736,093
4,957	Hanover Insurance Group (The), Inc.	726,151
9,947	Kinsale Capital Group, Inc.	3,134,996
43,400	Lincoln National Corp.	2,337,958
121,400	Old Republic International Corp.	2,817,694
5,145	Primerica, Inc.	744,482
6,204	RLI Corp.	806,954
62,553	Ryan Specialty Holdings, Inc. (a)	2,805,502
7,803	Selective Insurance Group, Inc.	765,318
65,488	Unum Group	2,985,598
1,462	White Mountains Insurance Group Ltd.	2,070,411
		40,143,867

	Interactive Media & Services — 0.4%
54,526	Pinterest, Inc., Class A (a)	1,341,340
37,105	Ziff Davis, Inc. (a)	2,871,556
		4,212,896

	IT Services — 1.5%
103,796	DXC Technology Co. (a)	2,984,135
17,243	ExlService Holdings, Inc. (a)	3,135,640
14,513	Genpact Ltd.	703,880
26,887	GoDaddy, Inc., Class A (a)	2,161,715
21,954	Maximus, Inc.	1,353,903
75,984	Toast, Inc., Class A (a)	1,678,487
14,336	TTEC Holdings, Inc.	637,522
94,108	Western Union (The) Co.	1,271,399
		13,926,681

	Leisure Products — 1.2%
58,426	Acushnet Holdings Corp.	2,720,899
38,822	Brunswick Corp.	2,743,551
28,266	Hasbro, Inc.	1,844,356
67,078	Mattel, Inc. (a)	1,271,799
13,283	Polaris, Inc.	1,349,553
98,945	Topgolf Callaway Brands Corp. (a)	1,852,250
		11,782,408

	Life Sciences Tools & Services — 0.8%
16,167	Medpace Holdings, Inc. (a)	3,588,751
10,186	Repligen Corp. (a)	1,858,843
40,418	Syneos Health, Inc. (a)	2,036,259
		7,483,853

	Machinery — 3.4%
6,605	AGCO Corp.	820,143
56,448	Allison Transmission Holdings, Inc.	2,384,928
13,782	Chart Industries, Inc. (a)	3,071,732
14,513	Crane Holdings Co.	1,456,235
12,962	Donaldson Co., Inc.	744,667
26,141	Flowserve Corp.	749,724

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
38,871	Franklin Electric Co., Inc.	$3,185,090
10,596	Graco, Inc.	737,270
19,444	ITT, Inc.	1,485,327
7,387	John Bean Technologies Corp.	673,694
20,211	Lincoln Electric Holdings, Inc.	2,869,962
9,912	Middleby (The) Corp. (a)	1,386,292
53,435	Mueller Industries, Inc.	3,347,168
27,112	Oshkosh Corp.	2,385,856
9,465	Snap-on, Inc.	2,101,703
43,037	Timken (The) Co.	3,068,108
7,345	Toro (The) Co.	774,383
10,104	Watts Water Technologies, Inc., Class A	1,478,822
		32,721,104

	Marine — 0.7%
41,812	Kirby Corp. (a)	2,916,387
51,627	Matson, Inc.	3,798,715
		6,715,102

	Media — 1.1%
229,656	DISH Network Corp., Class A (a)	3,424,171
49,627	Interpublic Group of (The) Cos., Inc.	1,478,388
22,095	New York Times (The) Co., Class A	639,871
168,162	News Corp., Class A	2,836,893
15,228	Nexstar Media Group, Inc.	2,608,557
		10,987,880

	Metals & Mining — 1.7%
94,360	Alcoa Corp.	3,682,871
94,318	Cleveland-Cliffs, Inc. (a)	1,225,191
89,519	Commercial Metals Co.	4,073,115
18,211	Reliance Steel & Aluminum Co.	3,669,152
175,284	United States Steel Corp.	3,568,782
		16,219,111

	Mortgage Real Estate Investment Trusts — 1.0%
185,091	Annaly Capital Management, Inc.	3,433,438
433,900	Rithm Capital Corp.	3,657,777
104,593	Starwood Property Trust, Inc.	2,160,891
		9,252,106

	Multiline Retail — 1.2%
126,288	Kohl’s Corp.	3,782,325
202,689	Macy’s, Inc.	4,226,066
113,909	Nordstrom, Inc.	2,316,909
12,311	Ollie’s Bargain Outlet Holdings, Inc. (a)	689,416
		11,014,716

	Multi-Utilities — 0.3%
28,136	Black Hills Corp.	1,839,250

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
25,218	NiSource, Inc.	$647,851
		2,487,101

	Oil, Gas & Consumable Fuels — 6.5%
69,197	Antero Midstream Corp.	736,948
104,034	Antero Resources Corp. (a)	3,813,886
82,647	California Resources Corp.	3,728,206
33,714	Chesapeake Energy Corp.	3,447,931
18,578	Chord Energy Corp.	2,844,106
55,344	Civitas Resources, Inc.	3,869,099
183,698	Comstock Resources, Inc. (a)	3,449,848
36,821	Denbury, Inc. (a)	3,365,808
36,726	DT Midstream, Inc.	2,192,542
10,576	Enviva, Inc.	632,868
58,993	HF Sinclair Corp.	3,608,602
128,264	Magnolia Oil & Gas Corp., Class A	3,293,820
64,925	Matador Resources Co.	4,314,266
90,309	Murphy Oil Corp.	4,380,890
90,334	PBF Energy, Inc., Class A (a)	3,997,279
43,967	PDC Energy, Inc.	3,171,779
125,738	Range Resources Corp.	3,581,018
84,450	SM Energy Co.	3,798,561
518,978	Southwestern Energy Co. (a)	3,596,518
		61,823,975

	Paper & Forest Products — 0.3%
49,637	Louisiana-Pacific Corp.	2,811,936

	Personal Products — 0.2%
301,533	Coty, Inc., Class A (a)	2,023,286

	Pharmaceuticals — 0.9%
102,373	Elanco Animal Health, Inc. (a)	1,350,300
13,653	Intra-Cellular Therapies, Inc. (a)	623,532
9,532	Jazz Pharmaceuticals PLC (a)	1,370,606
54,293	Organon & Co.	1,421,391
17,813	Perrigo Co. PLC	717,508
298,231	Viatris, Inc.	3,021,080
		8,504,417

	Professional Services — 2.0%
173,323	Alight, Inc., Class A (a)	1,436,848
28,116	ASGN, Inc. (a)	2,383,674
4,867	CACI International, Inc., Class A (a)	1,479,714
11,500	FTI Consulting, Inc. (a)	1,789,745
58,790	KBR, Inc.	2,925,978
54,120	Korn Ferry	3,008,531
39,278	ManpowerGroup, Inc.	3,077,038
16,608	Robert Half International, Inc.	1,269,848
7,184	Science Applications International Corp.	778,315
17,838	TriNet Group, Inc. (a)	1,159,113
		19,308,804

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.6%
34,406	Howard Hughes (The) Corp. (a)	$2,110,808
21,024	Jones Lang LaSalle, Inc. (a)	3,344,708
		5,455,516

	Road & Rail — 2.6%
4,990	AMERCO	2,870,198
17,115	Avis Budget Group, Inc. (a)	4,047,013
156,076	Hertz Global Holdings, Inc. (a)	2,871,798
64,912	Knight-Swift Transportation Holdings, Inc.	3,117,723
22,000	Landstar System, Inc.	3,436,840
42,074	Ryder System, Inc.	3,387,378
10,030	Saia, Inc. (a)	1,994,566
57,074	XPO Logistics, Inc. (a)	2,953,009
		24,678,525

	Semiconductors & Semiconductor Equipment — 2.2%
29,072	Allegro MicroSystems, Inc. (a)	738,720
186,284	Amkor Technology, Inc.	3,872,844
27,699	Cirrus Logic, Inc. (a)	1,859,157
39,145	Diodes, Inc. (a)	2,805,522
12,909	Lattice Semiconductor Corp. (a)	626,216
12,265	MACOM Technology Solutions Holdings, Inc. (a)	709,776
30,747	MKS Instruments, Inc.	2,525,866
19,836	Onto Innovation, Inc. (a)	1,325,838
31,998	Qorvo, Inc. (a)	2,754,388
5,146	Silicon Laboratories, Inc. (a)	591,378
19,247	Synaptics, Inc. (a)	1,705,284
18,437	Wolfspeed, Inc. (a)	1,451,914
		20,966,903

	Software — 2.5%
29,381	Alarm.com Holdings, Inc. (a)	1,728,778
78,134	Box, Inc., Class A (a)	2,269,793
9,751	Dolby Laboratories, Inc., Class A	651,757
92,904	DoubleVerify Holdings, Inc. (a)	2,715,584
30,658	Dropbox, Inc., Class A (a)	666,812
8,854	Elastic N.V. (a)	566,213
3,083	Fair Isaac Corp. (a)	1,476,264
14,326	Manhattan Associates, Inc. (a)	1,743,044
18,623	nCino, Inc. (a)	586,252
66,831	NCR Corp. (a)	1,420,827
22,141	New Relic, Inc. (a)	1,311,633
64,469	Paycor HCM, Inc. (a)	1,964,370
10,518	Paylocity Holding Corp. (a)	2,437,967
12,839	Procore Technologies, Inc. (a)	701,780
18,229	Qualys, Inc. (a)	2,598,726
10,227	SPS Commerce, Inc. (a)	1,293,920
		24,133,720

	Specialty Retail — 3.7%
75,300	Academy Sports & Outdoors, Inc.	3,315,459

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
4,063	Advance Auto Parts, Inc.	$771,645
21,020	Asbury Automotive Group, Inc. (a)	3,315,905
31,179	AutoNation, Inc. (a)	3,314,639
38,971	Bath & Body Works, Inc.	1,300,852
30,353	Dick’s Sporting Goods, Inc.	3,452,957
13,843	Five Below, Inc. (a)	2,025,923
27,124	Floor & Decor Holdings, Inc., Class A (a)	1,990,088
25,277	GameStop Corp., Class A (a) (b)	715,592
14,804	Lithia Motors, Inc.	2,933,413
11,553	Murphy USA, Inc.	3,633,534
32,268	Penske Automotive Group, Inc.	3,601,754
7,744	RH (a)	1,966,434
21,561	Williams-Sonoma, Inc.	2,669,899
		35,008,094

	Technology Hardware, Storage & Peripherals — 0.3%
18,590	Dell Technologies, Inc., Class C	713,856
69,627	Pure Storage, Inc., Class A (a)	2,148,689
		2,862,545

	Textiles, Apparel & Luxury Goods — 2.3%
37,755	Columbia Sportswear Co.	2,812,748
27,756	Crocs, Inc. (a)	1,963,737
2,032	Deckers Outdoor Corp. (a)	711,058
273,806	Hanesbrands, Inc. (b)	1,867,357
70,896	PVH Corp.	3,638,383
22,438	Ralph Lauren Corp.	2,079,778
100,131	Skechers U.S.A., Inc., Class A (a)	3,447,510
67,031	Tapestry, Inc.	2,123,542
382,092	Under Armour, Inc., Class A (a)	2,846,585
		21,490,698

	Thrifts & Mortgage Finance — 1.7%
91,086	Essent Group Ltd.	3,605,184
247,749	MGIC Investment Corp.	3,381,774
297,880	New York Community Bancorp, Inc. (b)	2,773,263
164,652	Radian Group, Inc.	3,436,287
30,347	Walker & Dunlop, Inc.	2,730,016
		15,926,524

	Trading Companies & Distributors — 3.2%
81,939	Air Lease Corp.	2,891,627
30,902	Applied Industrial Technologies, Inc.	3,843,591
46,435	Beacon Roofing Supply, Inc. (a)	2,616,612
111,737	Core & Main, Inc., Class A (a)	2,634,758
22,381	GATX Corp.	2,343,515
12,230	Herc Holdings, Inc.	1,438,370
26,173	MSC Industrial Direct Co., Inc., Class A	2,171,836

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
12,200	SiteOne Landscape Supply, Inc. (a)	$1,413,614
58,033	Triton International Ltd.	3,522,023
83,804	Univar Solutions, Inc. (a)	2,135,326
9,869	Watsco, Inc.	2,674,104
21,284	WESCO International, Inc. (a)	2,932,297
		30,617,673
	Total Common Stocks — 99.8%	952,773,845
	(Cost $897,499,502)

	Money Market Funds — 0.5%
2,506,126	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	2,506,126
1,752,071	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	1,752,071
	Total Money Market Funds — 0.5%	4,258,197
	(Cost $4,258,197)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$3,946,263	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $3,946,585. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $4,021,399. (d)	3,946,263
	(Cost $3,946,263)

	Total Investments — 100.7%	960,978,305
	(Cost $905,703,962)
	Net Other Assets and Liabilities — (0.7)%	(6,662,760)
	Net Assets — 100.0%	$954,315,545

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,293,493 and the total value of the collateral held by the Fund is $6,452,389.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$952,773,845	$952,773,845	$—	$—
Money Market Funds	4,258,197	4,258,197	—	—
Repurchase Agreements	3,946,263	—	3,946,263	—
Total Investments	$960,978,305	$957,032,042	$3,946,263	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.8%
25,617	AAR Corp. (a)	$1,135,345
11,007	AeroVironment, Inc. (a)	1,007,140
45,158	Kratos Defense & Security Solutions, Inc. (a)	500,351
98,034	Maxar Technologies, Inc.	2,190,080
19,566	Moog, Inc., Class A	1,658,219
		6,491,135

	Air Freight & Logistics — 0.9%
95,226	Air Transport Services Group, Inc. (a)	2,780,599
20,332	Forward Air Corp.	2,152,549
33,256	Hub Group, Inc., Class A (a)	2,580,666
		7,513,814

	Airlines — 0.7%
25,147	Allegiant Travel Co. (a)	1,887,282
138,401	JetBlue Airways Corp. (a)	1,112,744
141,082	SkyWest, Inc. (a)	2,494,330
		5,494,356

	Auto Components — 1.4%
82,666	Adient PLC (a)	2,891,657
160,560	Dana, Inc.	2,562,538
11,174	Dorman Products, Inc. (a)	912,022
9,225	Gentherm, Inc. (a)	538,924
62,979	Luminar Technologies, Inc. (a) (b)	509,500
52,327	Patrick Industries, Inc.	2,391,867
28,479	XPEL, Inc. (a) (c)	1,970,462
		11,776,970

	Automobiles — 0.3%
43,113	Winnebago Industries, Inc.	2,573,415

	Banks — 9.0%
29,729	1st Source Corp.	1,729,039
30,785	Ameris Bancorp	1,585,735
68,546	Associated Banc-Corp.	1,669,095
45,307	Atlantic Union Bankshares Corp.	1,564,904
20,873	Bancorp (The), Inc. (a)	575,677
6,027	Bank of Hawaii Corp.	457,751
40,281	BankUnited, Inc.	1,448,102
15,532	Banner Corp.	1,161,017
33,611	Berkshire Hills Bancorp, Inc.	983,122
35,788	Cathay General Bancorp	1,631,933
5,173	City Holding Co.	521,697
47,643	Columbia Banking System, Inc.	1,594,611
77,816	Customers Bancorp, Inc. (a)	2,621,621
47,008	Dime Community Bancshares, Inc.	1,623,186
30,710	Eagle Bancorp, Inc.	1,390,549
20,836	Enterprise Financial Services Corp.	1,114,101
24,014	FB Financial Corp.	1,007,627
25,084	First Bancorp	1,117,994
134,152	First BanCorp	2,118,260
62,620	First Busey Corp.	1,653,794

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
107,196	First Commonwealth Financial Corp.	$1,537,191
65,294	First Financial Bancorp	1,702,215
75,876	First Foundation, Inc.	1,210,981
37,255	First Hawaiian, Inc.	952,983
23,723	First Merchants Corp.	1,065,163
58,076	Fulton Financial Corp.	1,058,725
31,744	Heartland Financial USA, Inc.	1,565,614
73,851	Hilltop Holdings, Inc.	2,137,986
145,190	Hope Bancorp, Inc.	1,970,228
14,947	Independent Bank Group, Inc.	943,006
21,591	International Bancshares Corp.	1,070,914
18,905	Lakeland Financial Corp.	1,562,498
12,404	National Bank Holdings Corp., Class A	543,543
24,179	NBT Bancorp, Inc.	1,145,843
67,921	Northwest Bancshares, Inc.	1,022,890
73,841	OceanFirst Financial Corp.	1,667,330
73,028	OFG Bancorp	2,036,021
14,819	Pacific Premier Bancorp, Inc.	539,560
81,203	PacWest Bancorp	2,018,707
3,686	Park National Corp.	543,685
44,003	Renasant Corp.	1,776,401
31,308	S&T Bancorp, Inc.	1,183,755
52,047	Sandy Spring Bancorp, Inc.	1,844,546
15,177	Seacoast Banking Corp. of Florida	468,969
6,088	Silvergate Capital Corp., Class A (a)	345,555
42,111	Simmons First National Corp., Class A	1,005,190
25,951	Southside Bancshares, Inc.	888,562
26,984	Stock Yards Bancorp, Inc.	2,109,879
15,545	Texas Capital Bancshares, Inc. (a)	932,700
51,299	TowneBank	1,689,789
10,275	TriCo Bancshares	595,025
29,957	Trustmark Corp.	1,095,528
51,764	Veritex Holdings, Inc.	1,634,707
45,911	Washington Federal, Inc.	1,776,756
41,246	WesBanco, Inc.	1,667,988
8,774	Westamerica BanCorp	550,393
		73,430,641

	Beverages — 0.3%
21,609	MGP Ingredients, Inc.	2,421,288

	Biotechnology — 3.7%
56,088	ACADIA Pharmaceuticals, Inc. (a)	899,091
131,838	Amicus Therapeutics, Inc. (a)	1,318,380
52,615	Arcus Biosciences, Inc. (a)	1,340,630
71,987	Avid Bioservices, Inc. (a)	1,219,460
109,238	BioCryst Pharmaceuticals, Inc. (a)	1,458,327
6,963	Blueprint Medicines Corp. (a)	360,962
92,314	Bridgebio Pharma, Inc. (a)	962,835
87,892	Dynavax Technologies Corp. (a)	1,006,363
109,290	Emergent BioSolutions, Inc. (a)	2,279,789

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
176,326	FibroGen, Inc. (a)	$2,870,587
63,899	Insmed, Inc. (a)	1,106,731
132,856	Ironwood Pharmaceuticals, Inc. (a)	1,453,445
187,776	Lyell Immunopharma, Inc. (a) (b)	1,104,123
38,875	Prometheus Biosciences, Inc. (a)	2,041,715
37,836	Prothena Corp. PLC (a)	2,324,644
45,697	PTC Therapeutics, Inc. (a)	1,728,260
129,361	Recursion Pharmaceuticals, Inc., Class A (a)	1,364,759
52,077	REGENXBIO, Inc. (a)	1,232,663
23,432	Sage Therapeutics, Inc. (a)	882,449
37,240	Travere Therapeutics, Inc. (a)	807,363
27,638	Veracyte, Inc. (a)	555,800
52,979	Xencor, Inc. (a)	1,483,412
		29,801,788

	Building Products — 2.0%
25,546	AAON, Inc.	1,647,462
55,210	AZEK (The) Co., Inc. (a)	966,727
19,149	CSW Industrials, Inc.	2,468,689
33,628	Gibraltar Industries, Inc. (a)	1,717,718
46,626	Griffon Corp.	1,498,560
205,740	Janus International Group, Inc. (a)	1,981,276
262,171	JELD-WEN Holding, Inc. (a)	2,781,634
43,779	PGT Innovations, Inc. (a)	932,930
96,285	Resideo Technologies, Inc. (a)	2,274,252
		16,269,248

	Capital Markets — 2.1%
34,073	Artisan Partners Asset Management, Inc., Class A	971,421
75,254	AssetMark Financial Holdings, Inc. (a)	1,558,510
438,344	BGC Partners, Inc., Class A	1,735,842
27,706	Federated Hermes, Inc.	962,784
14,561	Focus Financial Partners, Inc., Class A (a)	506,577
37,030	Golub Capital BDC, Inc. (b)	480,279
7,696	Hamilton Lane, Inc., Class A	460,375
17,522	Piper Sandler Cos.	2,242,290
20,599	PJT Partners, Inc., Class A	1,532,566
11,063	StoneX Group, Inc. (a)	1,032,399
98,413	Victory Capital Holdings, Inc., Class A	2,846,104
44,179	Virtu Financial, Inc., Class A	988,726
11,505	Virtus Investment Partners, Inc.	1,972,993
		17,290,866

	Chemicals — 1.9%
217,440	Ecovyst, Inc. (a)	2,163,528
294,102	Ginkgo Bioworks Holdings, Inc. (a) (b)	802,899
15,135	Ingevity Corp. (a)	1,018,131
10,711	Innospec, Inc.	1,070,993
64,393	LSB Industries, Inc. (a)	1,135,249

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
62,337	Mativ Holdings, Inc.	$1,479,880
46,428	Minerals Technologies, Inc.	2,554,004
3,050	NewMarket Corp.	928,237
3,178	Quaker Chemical Corp.	516,870
14,694	Stepan Co.	1,534,641
125,218	Trinseo PLC	2,356,603
		15,561,035

	Commercial Services & Supplies — 1.7%
48,004	ABM Industries, Inc.	2,136,658
32,984	Brady Corp., Class A	1,509,018
231,133	BrightView Holdings, Inc. (a)	2,061,706
9,471	Brink’s (The) Co.	564,756
259,502	CoreCivic, Inc. (a)	2,716,986
51,921	HNI Corp.	1,505,190
117,641	MillerKnoll, Inc.	2,491,636
5,454	UniFirst Corp.	1,003,591
		13,989,541

	Communications Equipment — 1.8%
93,729	ADTRAN Holdings, Inc.	2,105,153
21,923	Clearfield, Inc. (a)	2,662,987
199,261	CommScope Holding Co., Inc. (a)	2,638,216
175,516	Extreme Networks, Inc. (a)	3,148,757
43,946	NetScout Systems, Inc. (a)	1,578,540
60,708	Viasat, Inc. (a)	2,486,600
		14,620,253

	Construction & Engineering — 1.6%
34,507	Ameresco, Inc., Class A (a)	2,086,984
16,047	Arcosa, Inc.	1,030,218
24,013	Dycom Industries, Inc. (a)	2,837,856
36,140	Granite Construction, Inc.	1,219,002
10,830	MYR Group, Inc. (a)	947,733
14,821	NV5 Global, Inc. (a)	2,148,304
141,169	Primoris Services Corp.	2,850,202
		13,120,299

	Construction Materials — 0.3%
76,594	Summit Materials, Inc., Class A (a)	2,018,252

	Consumer Finance — 1.8%
72,941	Bread Financial Holdings, Inc.	2,633,899
50,439	Encore Capital Group, Inc. (a)	2,568,354
72,519	Green Dot Corp., Class A (a)	1,380,037
207,601	LendingClub Corp. (a)	2,208,875
124,929	Navient Corp.	1,891,425
23,175	Nelnet, Inc., Class A	2,064,661
55,849	PRA Group, Inc. (a)	1,870,941
		14,618,192

	Containers & Packaging — 0.7%
141,714	O-I Glass, Inc. (a)	2,311,355

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
210,217	Pactiv Evergreen, Inc.	$2,293,467
54,903	TriMas Corp.	1,254,534
		5,859,356

	Distributors — 0.3%
113,452	Funko, Inc., Class A (a)	2,342,784

	Diversified Consumer Services — 1.1%
12,587	Adtalem Global Education, Inc. (a)	524,878
9,635	Duolingo, Inc. (a)	788,528
22,502	Frontdoor, Inc. (a)	496,394
3,411	Graham Holdings Co., Class B	2,128,021
16,735	Grand Canyon Education, Inc. (a)	1,684,043
22,413	Strategic Education, Inc.	1,546,497
43,663	Stride, Inc. (a)	1,463,147
		8,631,508

	Diversified Financial Services — 0.5%
25,404	Compass Diversified Holdings	540,597
82,666	Jackson Financial, Inc., Class A	3,171,068
		3,711,665

	Diversified Telecommunication Services — 0.3%
865,659	Globalstar, Inc. (a)	1,878,480
74,601	Liberty Latin America Ltd., Class C (a)	581,142
		2,459,622

	Electric Utilities — 0.3%
6,991	MGE Energy, Inc.	476,017
29,831	Otter Tail Corp.	2,011,206
		2,487,223

	Electrical Equipment — 1.4%
138,360	Array Technologies, Inc. (a)	2,504,316
68,854	Bloom Energy Corp., Class A (a)	1,288,258
19,854	Encore Wire Corp.	2,731,712
15,775	EnerSys	1,045,725
425,800	GrafTech International Ltd.	2,167,322
63,870	Shoals Technologies Group, Inc., Class A (a)	1,476,036
7,758	Vicor Corp. (a)	370,599
		11,583,968

	Electronic Equipment, Instruments & Components — 2.9%
17,781	Advanced Energy Industries, Inc.	1,398,476
14,898	Badger Meter, Inc.	1,675,727
38,220	Belden, Inc.	2,661,259
55,078	CTS Corp.	2,176,682
44,179	ePlus, Inc. (a)	2,152,401
16,702	Insight Enterprises, Inc. (a)	1,578,506

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
37,699	Knowles Corp. (a)	$518,361
49,400	Methode Electronics, Inc.	2,036,762
25,467	OSI Systems, Inc. (a)	2,092,878
5,239	Plexus Corp. (a)	515,518
39,826	Sanmina Corp. (a)	2,232,247
139,241	TTM Technologies, Inc. (a)	2,131,780
128,949	Vishay Intertechnology, Inc.	2,696,323
		23,866,920

	Energy Equipment & Services — 2.0%
285,856	Archrock, Inc.	2,146,778
23,877	Cactus, Inc., Class A	1,234,918
36,013	Expro Group Holdings N.V. (a)	681,726
180,915	Liberty Energy, Inc. (a)	3,059,273
4,522	Nabors Industries Ltd. (a)	786,964
248,000	NexTier Oilfield Solutions, Inc. (a)	2,499,840
264,820	RPC, Inc.	2,947,447
71,043	Weatherford International PLC (a)	2,961,072
		16,318,018

	Entertainment — 0.6%
75,772	Cinemark Holdings, Inc. (a)	803,941
10,406	Madison Square Garden Entertainment Corp. (a)	510,206
6,715	Madison Square Garden Sports Corp.	1,051,636
32,692	World Wrestling Entertainment, Inc., Class A	2,579,072
		4,944,855

	Equity Real Estate Investment Trusts — 5.5%
109,065	Acadia Realty Trust	1,523,638
55,344	Alexander & Baldwin, Inc.	1,078,101
2,195	Alexander’s, Inc.	515,584
35,676	American Assets Trust, Inc.	980,377
314,246	Apartment Investment and Management Co., Class A	2,495,113
271,881	Brandywine Realty Trust	1,783,539
39,499	Corporate Office Properties Trust	1,052,648
183,275	DiamondRock Hospitality Co.	1,711,789
78,383	Elme Communities	1,496,331
279,756	Empire State Realty Trust, Inc., Class A	2,061,802
18,834	Equity Commonwealth	492,697
23,589	Essential Properties Realty Trust, Inc.	507,635
18,966	Four Corners Property Trust, Inc.	485,909
34,125	Getty Realty Corp.	1,074,596
172,320	Global Net Lease, Inc.	2,110,920
167,598	Hudson Pacific Properties, Inc.	1,850,282
21,510	InvenTrust Properties Corp.	542,052

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
247,732	iStar, Inc.	$2,596,231
74,079	JBG SMITH Properties	1,457,875
24,503	LTC Properties, Inc.	947,531
250,436	LXP Industrial Trust	2,424,221
115,567	Macerich (The) Co.	1,286,261
8,117	National Health Investors, Inc.	460,234
9,929	NexPoint Residential Trust, Inc.	452,762
30,204	Outfront Media, Inc.	545,182
294,575	Paramount Group, Inc.	1,905,900
63,239	Pebblebrook Hotel Trust	1,014,354
173,788	Piedmont Office Realty Trust, Inc., Class A	1,816,085
45,336	RLJ Lodging Trust	551,739
57,122	SL Green Realty Corp. (b)	2,266,601
194,819	Sunstone Hotel Investors, Inc.	2,172,232
33,538	Tanger Factory Outlet Centers, Inc.	604,019
68,785	Urban Edge Properties	971,244
80,704	Veris Residential, Inc. (a)	1,277,544
33,270	Xenia Hotels & Resorts, Inc.	568,252
		45,081,280

	Food & Staples Retailing — 1.8%
73,929	Andersons (The), Inc.	2,607,476
63,349	Chefs’ Warehouse (The), Inc. (a)	2,320,474
28,961	Ingles Markets, Inc., Class A	2,733,049
15,934	PriceSmart, Inc.	1,019,298
49,600	Sprouts Farmers Market, Inc. (a)	1,463,200
53,395	United Natural Foods, Inc. (a)	2,264,482
25,761	Weis Markets, Inc.	2,413,033
		14,821,012

	Food Products — 1.9%
55,646	B&G Foods, Inc. (b)	911,481
41,266	Cal-Maine Foods, Inc.	2,331,942
78,968	Fresh Del Monte Produce, Inc.	2,059,485
54,361	Hain Celestial Group (The), Inc. (a)	1,017,094
78,968	Hostess Brands, Inc. (a)	2,091,073
3,544	J & J Snack Foods Corp.	523,130
28,684	Simply Good Foods (The) Co. (a)	1,098,597
64,438	Sovos Brands, Inc. (a)	893,111
41,358	Tootsie Roll Industries, Inc.	1,670,450
10,815	TreeHouse Foods, Inc. (a)	543,345
121,537	Utz Brands, Inc.	1,970,115
		15,109,823

	Gas Utilities — 0.3%
7,953	Chesapeake Utilities Corp.	989,194
31,729	Northwest Natural Holding Co.	1,525,848
		2,515,042

	Health Care Equipment & Supplies — 1.6%
812	Atrion Corp.	487,452

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
21,065	Avanos Medical, Inc. (a)	$466,590
26,053	Axonics, Inc. (a)	1,905,516
39,835	Enovis Corp. (a)	1,969,841
25,853	Glaukos Corp. (a)	1,449,578
14,746	Integer Holdings Corp. (a)	919,118
16,238	Merit Medical Systems, Inc. (a)	1,116,687
55,331	PROCEPT BioRobotics Corp. (a) (b)	2,513,687
40,782	Silk Road Medical, Inc. (a)	1,797,671
		12,626,140

	Health Care Providers & Services — 1.9%
122,152	AdaptHealth Corp. (a)	2,785,066
4,818	Addus HomeCare Corp. (a)	493,460
32,061	Agiliti, Inc. (a)	560,106
155,000	Alignment Healthcare, Inc. (a)	2,052,200
11,764	Apollo Medical Holdings, Inc. (a)	417,151
264,591	Cano Health, Inc. (a)	947,236
3,315	CorVel Corp. (a)	544,356
411,111	Hims & Hers Health, Inc. (a)	1,866,444
138,610	LifeStance Health Group, Inc. (a) (b)	1,046,505
57,113	Owens & Minor, Inc.	970,921
57,303	Patterson Cos., Inc.	1,488,159
55,578	Pediatrix Medical Group, Inc. (a)	1,078,213
24,760	Progyny, Inc. (a)	1,101,077
		15,350,894

	Health Care Technology — 0.6%
90,374	Allscripts Healthcare Solutions, Inc. (a)	1,328,498
51,077	Evolent Health, Inc., Class A (a)	1,624,759
36,013	Phreesia, Inc. (a)	983,875
28,356	Simulations Plus, Inc.	1,176,774
		5,113,906

	Hotels, Restaurants & Leisure — 2.2%
25,030	Bloomin’ Brands, Inc.	600,970
55,099	Brinker International, Inc. (a)	1,839,756
15,669	Cheesecake Factory (The), Inc.	561,107
14,867	Cracker Barrel Old Country Store, Inc.	1,698,109
44,358	Dave & Buster’s Entertainment, Inc. (a)	1,767,666
21,655	Dine Brands Global, Inc.	1,561,109
14,729	Dutch Bros, Inc., Class A (a) (b)	543,647
56,572	Everi Holdings, Inc. (a)	1,073,737
13,150	Golden Entertainment, Inc. (a)	555,193
24,777	Jack in the Box, Inc.	2,186,075
39,792	Krispy Kreme, Inc. (b)	571,015
16,345	Monarch Casino & Resort, Inc. (a)	1,297,956
26,784	Red Rock Resorts, Inc., Class A	1,115,554

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
25,921	Six Flags Entertainment Corp. (a)	$578,038
181,775	Target Hospitality Corp. (a) (b)	2,212,202
		18,162,134

	Household Durables — 3.5%
8,920	Cavco Industries, Inc. (a)	2,021,896
53,623	Century Communities, Inc.	2,386,760
107,296	Green Brick Partners, Inc. (a)	2,481,756
14,272	Helen of Troy Ltd. (a)	1,350,417
11,330	Installed Building Products, Inc.	974,380
88,504	KB Home	2,550,685
101,639	La-Z-Boy, Inc.	2,517,598
28,192	LGI Homes, Inc. (a)	2,595,074
83,661	M.D.C. Holdings, Inc.	2,548,314
63,318	M/I Homes, Inc. (a)	2,627,064
32,645	Meritage Homes Corp. (a)	2,486,243
66,014	Sonos, Inc. (a)	1,064,146
151,819	Tri Pointe Homes, Inc. (a)	2,542,968
		28,147,301

	Household Products — 0.6%
53,724	Central Garden & Pet Co., Class A (a)	2,102,757
36,499	Energizer Holdings, Inc.	1,054,456
35,265	Spectrum Brands Holdings, Inc.	1,627,127
2,611	WD-40 Co.	418,178
		5,202,518

	Independent Power and Renewable Electricity Producers — 0.4%
131,537	Montauk Renewables, Inc. (a)	1,969,109
62,337	Sunnova Energy International, Inc. (a)	1,155,728
		3,124,837

	Insurance — 2.2%
52,833	Brighthouse Financial, Inc. (a)	3,015,179
69,647	BRP Group, Inc., Class A (a)	1,974,492
102,126	CNO Financial Group, Inc.	2,252,900
655,427	Genworth Financial, Inc., Class A (a)	3,060,844
13,001	Horace Mann Educators Corp.	513,019
27,401	Palomar Holdings, Inc. (a)	2,437,593
47,032	ProAssurance Corp.	1,044,581
11,250	Safety Insurance Group, Inc.	978,188
52,566	Stewart Information Services Corp.	2,047,971
15,440	Trupanion, Inc. (a) (b)	779,257
		18,104,024

	Interactive Media & Services — 0.3%
9,145	Shutterstock, Inc.	457,524
13,530	Yelp, Inc. (a)	519,687

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services (Continued)
83,418	ZipRecruiter, Inc., Class A (a)	$1,398,920
		2,376,131

	Internet & Direct Marketing Retail — 0.5%
56,526	Overstock.com, Inc. (a)	1,314,229
40,395	Xometry, Inc., Class A (a) (b)	2,426,124
		3,740,353

	IT Services — 1.5%
8,676	CSG Systems International, Inc.	561,077
39,966	Flywire Corp. (a)	877,254
97,982	Grid Dynamics Holdings, Inc. (a)	1,333,535
110,955	Kyndryl Holdings, Inc. (a)	1,072,935
449,803	Rackspace Technology, Inc. (a)	2,316,485
165,036	Remitly Global, Inc. (a)	1,917,718
89,087	Sabre Corp. (a)	517,596
30,854	Shift4 Payments, Inc., Class A (a)	1,418,358
21,479	Squarespace, Inc., Class A (a)	477,049
119,401	Verra Mobility Corp. (a)	2,038,175
		12,530,182

	Leisure Products — 0.6%
38,241	Malibu Boats, Inc., Class A (a)	2,022,949
94,326	Vista Outdoor, Inc. (a)	2,739,227
		4,762,176

	Life Sciences Tools & Services — 0.2%
124,674	Cytek Biosciences, Inc. (a) (b)	1,934,940

	Machinery — 3.5%
287,468	3D Systems Corp. (a)	2,538,342
7,505	Alamo Group, Inc.	1,141,360
11,640	Albany International Corp., Class A	1,066,457
13,646	Altra Industrial Motion Corp.	820,670
31,773	Barnes Group, Inc.	1,123,811
63,313	Energy Recovery, Inc. (a)	1,629,043
51,463	Enerpac Tool Group Corp.	1,307,675
16,197	EnPro Industries, Inc.	1,724,981
12,494	ESCO Technologies, Inc.	1,076,608
12,293	Federal Signal Corp.	573,468
37,483	Hillenbrand, Inc.	1,655,999
60,849	Hillman Solutions Corp. (a)	475,231
8,251	Kadant, Inc.	1,468,265
89,174	Kennametal, Inc.	2,381,838
12,808	Lindsay Corp. (b)	2,168,394
89,348	Mueller Water Products, Inc., Class A	1,045,372
92,129	Proterra, Inc. (a)	574,885
37,782	Proto Labs, Inc. (a)	1,442,895
16,223	Tennant Co.	944,990
61,708	Terex Corp.	2,501,642

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
42,979	Trinity Industries, Inc.	$1,226,191
		28,888,117

	Media — 1.6%
1,076,994	Advantage Solutions, Inc. (a)	3,640,240
78,696	Altice USA, Inc., Class A (a)	520,181
160,195	Gray Television, Inc.	2,266,759
36,645	John Wiley & Sons, Inc., Class A	1,546,053
59,661	Scholastic Corp.	2,275,470
7,750	TechTarget, Inc. (a)	500,262
186,960	WideOpenWest, Inc. (a)	2,563,222
		13,312,187

	Metals & Mining — 2.2%
16,764	Alpha Metallurgical Resources, Inc.	2,830,602
107,699	Arconic Corp. (a)	2,235,831
86,208	ATI, Inc. (a)	2,565,550
29,466	Carpenter Technology Corp.	1,102,029
116,446	Hecla Mining Co.	532,158
7,478	Kaiser Aluminum Corp.	604,148
28,675	Materion Corp.	2,457,734
64,529	Warrior Met Coal, Inc.	2,396,607
60,147	Worthington Industries, Inc.	2,860,591
		17,585,250

	Mortgage Real Estate Investment Trusts — 1.1%
87,892	Chimera Investment Corp.	593,271
156,320	Claros Mortgage Trust, Inc. (b)	2,501,120
112,935	KKR Real Estate Finance Trust, Inc.	1,967,328
204,821	Ladder Capital Corp.	2,185,440
392,137	New York Mortgage Trust, Inc.	1,054,848
38,947	PennyMac Mortgage Investment Trust	540,195
		8,842,202

	Multiline Retail — 0.3%
6,729	Dillard’s, Inc., Class A	2,212,428
18,880	Franchise Group, Inc.	573,008
		2,785,436

	Multi-Utilities — 0.5%
49,533	Avista Corp.	2,032,339
37,240	NorthWestern Corp.	1,967,389
		3,999,728

	Oil, Gas & Consumable Fuels — 5.0%
15,474	Arch Resources, Inc.	2,356,535
26,210	Callon Petroleum Co. (a)	1,152,192
118,171	CNX Resources Corp. (a)	1,986,454
35,665	CONSOL Energy, Inc.	2,247,608
79,158	CVR Energy, Inc.	3,091,911

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
84,525	Delek US Holdings, Inc.	$2,507,011
186,201	Earthstone Energy, Inc., Class A (a) (b)	3,009,008
122,673	Equitrans Midstream Corp.	1,032,907
25,983	Gulfport Energy Corp. (a)	2,325,738
65,299	International Seaways, Inc.	2,769,331
14,082	Kinetik Holdings, Inc. (b)	517,936
354,971	Kosmos Energy Ltd. (a)	2,303,762
29,200	Laredo Petroleum, Inc. (a)	1,887,780
83,691	Northern Oil and Gas, Inc.	2,857,211
92,425	Peabody Energy Corp. (a)	2,208,957
337,353	Permian Resources Corp. (a)	3,295,939
137,778	Talos Energy, Inc. (a)	2,931,916
78,293	World Fuel Services Corp.	1,995,689
		40,477,885

	Paper & Forest Products — 0.2%
40,602	Sylvamo Corp.	1,955,798

	Personal Products — 1.4%
38,914	Beauty Health (The) Co. (a)	444,787
22,260	BellRing Brands, Inc. (a)	539,137
36,802	Edgewell Personal Care Co.	1,442,270
60,978	elf Beauty, Inc. (a)	2,637,908
46,134	Herbalife Nutrition Ltd. (a)	980,809
24,321	Inter Parfums, Inc.	1,967,083
4,234	Medifast, Inc.	495,336
41,246	Nu Skin Enterprises, Inc., Class A	1,575,185
24,557	USANA Health Sciences, Inc. (a)	1,289,488
		11,372,003

	Pharmaceuticals — 1.1%
32,654	Amphastar Pharmaceuticals, Inc. (a)	1,009,009
10,313	Arvinas, Inc. (a)	512,659
71,576	Corcept Therapeutics, Inc. (a)	2,047,074
31,077	Harmony Biosciences Holdings, Inc. (a)	1,616,004
8,626	Pacira BioSciences, Inc. (a)	446,482
27,622	Prestige Consumer Healthcare, Inc. (a)	1,504,846
178,175	SIGA Technologies, Inc. (b)	1,637,428
13,554	Supernus Pharmaceuticals, Inc. (a)	464,496
		9,237,998

	Professional Services — 1.0%
53,623	CBIZ, Inc. (a)	2,661,846
71,520	First Advantage Corp. (a)	1,004,856
34,627	Huron Consulting Group, Inc. (a)	2,549,586
4,208	ICF International, Inc.	503,403
7,823	Kforce, Inc.	494,961
52,018	Sterling Check Corp. (a)	1,015,912
		8,230,564

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.9%
282,860	Anywhere Real Estate, Inc. (a)	$2,101,650
40,928	eXp World Holdings, Inc. (b)	540,659
55,986	Marcus & Millichap, Inc.	2,062,524
284,615	Newmark Group, Inc., Class A	2,330,997
147,525	Opendoor Technologies, Inc. (a)	382,090
		7,417,920

	Road & Rail — 1.4%
31,541	ArcBest Corp.	2,505,302
160,308	Heartland Express, Inc.	2,385,383
95,783	Marten Transport Ltd.	1,797,847
113,005	Schneider National, Inc., Class B	2,513,231
48,809	Werner Enterprises, Inc.	1,913,313
		11,115,076

	Semiconductors & Semiconductor Equipment — 1.7%
37,880	Axcelis Technologies, Inc. (a)	2,197,040
71,187	Cohu, Inc. (a)	2,343,476
28,664	Impinj, Inc. (a)	3,285,754
14,065	MaxLinear, Inc. (a)	434,327
94,145	Photronics, Inc. (a)	1,527,032
72,195	Rambus, Inc. (a)	2,177,401
71,269	Ultra Clean Holdings, Inc. (a)	2,217,179
		14,182,209

	Software — 2.5%
65,856	ACI Worldwide, Inc. (a)	1,602,277
32,446	Adeia, Inc.	362,746
33,156	Agilysys, Inc. (a)	2,127,621
91,455	Alkami Technology, Inc. (a)	1,449,562
16,433	Alteryx, Inc., Class A (a)	800,780
13,144	Appfolio, Inc., Class A (a)	1,647,863
20,638	Asana, Inc., Class A (a)	425,143
60,210	Clear Secure, Inc., Class A (a)	1,626,874
8,650	CommVault Systems, Inc. (a)	526,699
151,170	E2open Parent Holdings, Inc. (a)	881,321
35,374	Freshworks, Inc., Class A (a)	480,733
42,838	Marathon Digital Holdings, Inc. (a) (b)	561,606
56,364	MeridianLink, Inc. (a)	1,014,552
99,415	N-able, Inc. (a)	1,076,664
22,026	Nutanix, Inc., Class A (a)	603,512
109,958	PowerSchool Holdings, Inc., Class A (a)	2,199,160
32,348	Progress Software Corp.	1,650,718
49,761	Sprinklr, Inc., Class A (a)	460,289
7,561	Sprout Social, Inc., Class A (a)	456,155
5,897	Workiva, Inc. (a)	458,846
		20,413,121

	Specialty Retail — 2.8%
188,613	American Eagle Outfitters, Inc.	2,142,644
7,848	Boot Barn Holdings, Inc. (a)	445,766

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
57,966	Buckle (The), Inc.	$2,279,803
73,691	Foot Locker, Inc.	2,336,005
16,056	Group 1 Automotive, Inc.	2,777,688
62,379	Leslie’s, Inc. (a)	875,801
21,114	Monro, Inc.	1,008,193
14,052	National Vision Holdings, Inc. (a)	520,486
13,052	ODP (The) Corp. (a)	516,468
78,606	Rent-A-Center, Inc.	1,638,935
109,238	Sally Beauty Holdings, Inc. (a)	1,388,415
32,089	Signet Jewelers Ltd.	2,093,486
116,743	Urban Outfitters, Inc. (a)	2,785,488
47,266	Victoria’s Secret & Co. (a)	1,777,202
		22,586,380

	Technology Hardware, Storage & Peripherals — 0.5%
19,725	Avid Technology, Inc. (a)	542,240
41,656	Super Micro Computer, Inc. (a)	2,898,841
35,076	Xerox Holdings Corp.	513,162
		3,954,243

	Textiles, Apparel & Luxury Goods — 1.2%
21,004	Carter’s, Inc.	1,425,542
40,952	Kontoor Brands, Inc.	1,461,986
95,121	Levi Strauss & Co., Class A	1,423,010
25,552	Oxford Industries, Inc.	2,599,405
34,406	Steven Madden Ltd.	1,027,707
89,434	Wolverine World Wide, Inc.	1,532,005
		9,469,655

	Thrifts & Mortgage Finance — 1.6%
40,210	Axos Financial, Inc. (a)	1,566,582
110,554	Capitol Federal Financial, Inc.	904,332
43,427	Columbia Financial, Inc. (a)	891,990
56,642	Mr. Cooper Group, Inc. (a)	2,236,792
112,616	NMI Holdings, Inc., Class A (a)	2,469,669
53,473	PennyMac Financial Services, Inc.	2,851,180
70,585	Provident Financial Services, Inc.	1,582,516
9,875	WSFS Financial Corp.	459,780
		12,962,841

	Tobacco — 0.3%
39,861	Universal Corp.	2,017,365
52,077	Vector Group Ltd.	553,058
		2,570,423

	Trading Companies & Distributors — 2.1%
38,581	Boise Cascade Co.	2,576,053
236,088	Custom Truck One Source, Inc. (a)	1,636,090
34,200	Global Industrial Co.	1,085,508
45,868	GMS, Inc. (a)	2,164,970
48,567	H&E Equipment Services, Inc.	1,833,890
10,942	McGrath RentCorp	1,029,095

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
136,956	NOW, Inc. (a)	$1,743,450
52,303	Rush Enterprises, Inc., Class A	2,609,397
18,771	Veritiv Corp. (a)	2,182,316
		16,860,769

	Water Utilities — 0.2%
5,885	American States Water Co.	532,357
8,708	California Water Service Group	540,419
7,965	SJW Group	562,966
		1,635,742

	Wireless Telecommunication Services — 0.7%
165,036	Telephone and Data Systems, Inc.	2,805,612
88,129	United States Cellular Corp. (a)	2,746,981
		5,552,593

	Total Common Stocks — 99.8%	813,307,845
	(Cost $792,811,008)

	Money Market Funds — 1.4%
9,395,522	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (d) (e)	9,395,522
1,816,933	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (d)	1,816,933
	Total Money Market Funds — 1.4%	11,212,455
	(Cost $11,212,455)

Principal Value	Description	Value

	Repurchase Agreements — 1.8%
$14,794,632	BNP Paribas S.A., 2.93% (d), dated 10/31/22, due 11/01/22, with a maturity value of $14,795,836. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $15,076,316. (e)	14,794,632
	(Cost $14,794,632)

	Total Investments — 103.0%	839,314,932
	(Cost $818,818,095)
	Net Other Assets andLiabilities — (3.0)%	(24,420,634)
	Net Assets — 100.0%	$814,894,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $23,752,446 and the total value of the collateral held by the Fund is $24,190,154.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of October 31, 2022.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$813,307,845	$813,307,845	$—	$—
Money Market Funds	11,212,455	11,212,455	—	—
Repurchase Agreements	14,794,632	—	14,794,632	—
Total Investments	$839,314,932	$824,520,300	$14,794,632	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.9%
18,307	General Dynamics Corp.	$4,573,089
18,688	L3Harris Technologies, Inc.	4,606,031
4,894	Lockheed Martin Corp.	2,381,812
47,467	Raytheon Technologies Corp.	4,500,821
97,416	Textron, Inc.	6,667,151
		22,728,904

	Air Freight & Logistics — 1.6%
87,833	Expeditors International of Washington, Inc.	8,594,459
65,299	FedEx Corp.	10,466,124
		19,060,583

	Airlines — 0.6%
184,013	Southwest Airlines Co. (a)	6,688,873

	Automobiles — 2.0%
865,619	Ford Motor Co.	11,573,326
302,112	General Motors Co.	11,857,896
		23,431,222

	Banks — 8.0%
187,922	Bank of America Corp.	6,772,709
186,135	Citigroup, Inc.	8,536,151
225,719	Citizens Financial Group, Inc.	9,231,907
177,572	Fifth Third Bancorp	6,337,545
14,488	First Republic Bank	1,740,009
430,581	Huntington Bancshares, Inc.	6,536,220
74,218	JPMorgan Chase & Co.	9,342,562
484,144	KeyCorp	8,651,653
10,730	M&T Bank Corp.	1,806,610
26,002	PNC Financial Services Group (The), Inc.	4,207,904
386,453	Regions Financial Corp.	8,482,643
5,630	SVB Financial Group (a)	1,300,305
178,481	Truist Financial Corp.	7,994,164
140,741	U.S. Bancorp	5,974,455
192,844	Wells Fargo & Co.	8,868,895
		95,783,732

	Beverages — 0.3%
108,467	Keurig Dr Pepper, Inc.	4,212,858

	Biotechnology — 1.4%
14,549	Biogen, Inc. (a)	4,123,768
81,987	Moderna, Inc. (a)	12,325,106
		16,448,874

	Building Products — 0.5%
159,585	Carrier Global Corp.	6,345,100

	Capital Markets — 5.9%
201,355	Bank of New York Mellon (The) Corp.	8,479,059
7,061	BlackRock, Inc.	4,560,770
375,187	Carlyle Group (The), Inc.	10,610,288
450,503	Franklin Resources, Inc.	10,564,295

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
26,460	Goldman Sachs Group (The), Inc.	$9,115,735
20,929	Intercontinental Exchange, Inc.	2,000,185
71,833	Morgan Stanley	5,902,518
19,150	Raymond James Financial, Inc.	2,262,381
127,549	State Street Corp.	9,438,626
73,858	T. Rowe Price Group, Inc.	7,840,765
		70,774,622

	Chemicals — 5.8%
107,311	Celanese Corp.	10,314,733
220,694	Dow, Inc.	10,315,238
192,351	DuPont de Nemours, Inc.	11,002,477
136,457	Eastman Chemical Co.	10,481,262
42,772	International Flavors & Fragrances, Inc.	4,174,975
128,783	LyondellBasell Industries N.V., Class A	9,845,460
17,089	PPG Industries, Inc.	1,951,222
111,595	Westlake Corp.	10,785,657
		68,871,024

	Communications Equipment — 0.5%
141,866	Cisco Systems, Inc.	6,444,972

	Construction Materials — 0.3%
5,876	Martin Marietta Materials, Inc.	1,974,218
11,988	Vulcan Materials Co.	1,962,436
		3,936,654

	Consumer Finance — 2.9%
14,025	American Express Co.	2,082,011
105,195	Capital One Financial Corp.	11,152,774
85,307	Discover Financial Services	8,911,169
343,916	Synchrony Financial	12,229,653
		34,375,607

	Containers & Packaging — 2.2%
23,875	Avery Dennison Corp.	4,048,006
39,158	Ball Corp.	1,934,014
305,828	International Paper Co.	10,278,879
86,344	Packaging Corp. of America	10,379,412
		26,640,311

	Distributors — 0.8%
164,488	LKQ Corp.	9,152,112

	Diversified Financial Services — 0.2%
7,082	Berkshire Hathaway, Inc., Class B (a)	2,089,827

	Diversified Telecommunication Services — 1.8%
632,016	AT&T, Inc.	11,521,652
255,328	Verizon Communications, Inc.	9,541,607
		21,063,259

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 6.3%
73,333	Alliant Energy Corp.	$3,825,783
65,646	American Electric Power Co., Inc.	5,771,596
22,733	Constellation Energy Corp.	2,149,178
61,000	Duke Energy Corp.	5,683,980
68,671	Edison International	4,123,007
56,394	Entergy Corp.	6,042,053
130,573	Evergy, Inc.	7,981,927
72,789	Eversource Energy	5,552,345
207,045	Exelon Corp.	7,989,867
153,370	FirstEnergy Corp.	5,783,583
620,470	PG&E Corp. (a)	9,263,617
223,857	PPL Corp.	5,929,972
27,819	Southern (The) Co.	1,821,588
60,718	Xcel Energy, Inc.	3,953,349
		75,871,845

	Electrical Equipment — 0.9%
16,680	AMETEK, Inc.	2,162,729
14,180	Eaton Corp. PLC	2,127,993
77,507	Emerson Electric Co.	6,712,106
		11,002,828

	Electronic Equipment, Instruments & Components — 1.1%
51,430	TE Connectivity Ltd.	6,286,289
11,513	Teledyne Technologies, Inc. (a)	4,581,944
34,857	Trimble, Inc. (a)	2,096,997
		12,965,230

	Entertainment — 0.8%
32,947	Netflix, Inc. (a)	9,616,570

	Equity Real Estate Investment Trusts — 1.5%
51,834	Boston Properties, Inc.	3,768,332
57,807	Equity Residential	3,642,997
82,524	Healthpeak Properties, Inc.	1,958,295
421,300	Kimco Realty Corp.	9,007,394
		18,377,018

	Food & Staples Retailing — 2.3%
415,480	Albertsons Cos., Inc., Class A	8,521,495
129,720	Kroger (The) Co.	6,134,459
308,752	Walgreens Boots Alliance, Inc.	11,269,448
14,578	Walmart, Inc.	2,074,886
		28,000,288

	Food Products — 5.1%
96,410	Archer-Daniels-Midland Co.	9,349,842
117,406	Bunge Ltd.	11,587,972
40,141	Campbell Soup Co.	2,123,861
119,079	Conagra Brands, Inc.	4,370,199
50,724	General Mills, Inc.	4,138,064
41,626	Hormel Foods Corp.	1,933,528

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
28,273	J.M. Smucker (The) Co.	$4,259,610
55,772	Kellogg Co.	4,284,405
116,507	Kraft Heinz (The) Co.	4,482,024
70,865	Mondelez International, Inc., Class A	4,356,780
147,042	Tyson Foods, Inc., Class A	10,050,321
		60,936,606

	Gas Utilities — 0.5%
55,716	Atmos Energy Corp.	5,936,540

	Health Care Equipment & Supplies — 1.2%
9,141	Align Technology, Inc. (a)	1,776,096
35,128	Baxter International, Inc.	1,909,207
14,729	Cooper (The) Cos., Inc.	4,026,762
48,124	Medtronic PLC	4,203,150
11,383	STERIS PLC	1,964,478
		13,879,693

	Health Care Providers & Services — 4.3%
49,944	Centene Corp. (a)	4,251,733
20,450	Cigna Corp.	6,606,577
59,497	CVS Health Corp.	5,634,366
8,553	Elevance Health, Inc.	4,676,524
30,873	HCA Healthcare, Inc.	6,713,951
3,908	Humana, Inc.	2,180,976
47,344	Laboratory Corp. of America Holdings	10,503,740
79,020	Quest Diagnostics, Inc.	11,351,223
		51,919,090

	Hotels, Restaurants & Leisure — 1.0%
326,205	MGM Resorts International	11,603,112

	Household Durables — 3.0%
143,949	D.R. Horton, Inc.	11,066,799
70,655	Garmin Ltd.	6,220,466
130,056	Lennar Corp., Class A	10,495,519
1,941	NVR, Inc. (a)	8,225,473
		36,008,257

	Household Products — 0.2%
16,803	Kimberly-Clark Corp.	2,091,301

	Industrial Conglomerates — 0.4%
35,168	3M Co.	4,423,783

	Insurance — 6.7%
138,007	Aflac, Inc.	8,985,636
204,183	American International Group, Inc.	11,638,431
170,310	Arch Capital Group Ltd. (a)	9,792,825
42,644	Chubb Ltd.	9,163,769
21,121	Cincinnati Financial Corp.	2,182,222

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
125,227	Hartford Financial Services Group (The), Inc.	$9,067,687
113,865	Loews Corp.	6,492,582
31,125	MetLife, Inc.	2,278,661
107,503	Principal Financial Group, Inc.	9,474,240
45,295	Prudential Financial, Inc.	4,764,581
37,046	Travelers (The) Cos., Inc.	6,833,505
		80,674,139

	Interactive Media & Services — 0.4%
57,268	Meta Platforms, Inc., Class A (a)	5,335,087

	IT Services — 2.8%
70,645	Akamai Technologies, Inc. (a)	6,240,073
26,932	Broadridge Financial Solutions, Inc.	4,041,416
135,029	Cognizant Technology Solutions Corp., Class A	8,405,555
41,527	Fiserv, Inc. (a)	4,266,484
17,504	Global Payments, Inc.	2,000,007
15,923	International Business Machines Corp.	2,201,992
118,840	SS&C Technologies Holdings, Inc.	6,110,753
		33,266,280

	Life Sciences Tools & Services — 0.2%
9,614	Charles River Laboratories International, Inc. (a)	2,040,572

	Machinery — 3.5%
23,684	Caterpillar, Inc.	5,126,639
27,882	Cummins, Inc.	6,817,428
48,674	Dover Corp.	6,361,205
32,438	Fortive Corp.	2,072,788
92,679	PACCAR, Inc.	8,974,108
103,125	Stanley Black & Decker, Inc.	8,094,281
47,769	Westinghouse Air Brake Technologies Corp.	4,455,892
		41,902,341

	Media — 3.2%
18,699	Charter Communications, Inc., Class A (a)	6,874,126
330,549	Comcast Corp., Class A	10,491,625
252,794	Fox Corp., Class A	7,298,163
61,587	Omnicom Group, Inc.	4,480,454
509,180	Paramount Global, Class B (b)	9,328,178
		38,472,546

	Metals & Mining — 1.6%
135,023	Newmont Corp.	5,714,173
136,639	Steel Dynamics, Inc.	12,850,898
		18,565,071

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.4%
26,193	Target Corp.	$4,302,200

	Multi-Utilities — 2.6%
48,237	Ameren Corp.	3,932,280
275,233	CenterPoint Energy, Inc.	7,874,416
97,447	CMS Energy Corp.	5,559,351
66,166	Consolidated Edison, Inc.	5,819,962
16,436	DTE Energy Co.	1,842,640
12,616	Sempra Energy	1,904,259
43,446	WEC Energy Group, Inc.	3,967,923
		30,900,831

	Oil, Gas & Consumable Fuels — 2.0%
97,602	Marathon Petroleum Corp.	11,089,539
120,111	Phillips 66	12,526,376
		23,615,915

	Professional Services — 0.4%
44,426	Leidos Holdings, Inc.	4,513,237

	Real Estate Management & Development — 0.7%
114,893	CBRE Group, Inc., Class A (a)	8,150,509

	Road & Rail — 0.5%
36,285	J.B. Hunt Transport Services, Inc.	6,207,275

	Semiconductors & Semiconductor Equipment — 3.1%
376,211	Intel Corp.	10,695,679
193,521	Micron Technology, Inc.	10,469,486
113,688	Skyworks Solutions, Inc.	9,778,305
75,523	Teradyne, Inc.	6,143,796
		37,087,266

	Software — 0.2%
93,922	NortonLifeLock, Inc.	2,116,063

	Specialty Retail — 1.5%
122,449	Best Buy Co., Inc.	8,376,736
85,964	CarMax, Inc. (a)	5,416,592
22,457	Ross Stores, Inc.	2,148,910
30,450	TJX (The) Cos., Inc.	2,195,445
		18,137,683

	Technology Hardware, Storage & Peripherals — 3.3%
809,257	Hewlett Packard Enterprise Co.	11,548,098
311,237	HP, Inc.	8,596,366
62,816	NetApp, Inc.	4,351,264
106,605	Seagate Technology Holdings PLC	5,294,004
297,852	Western Digital Corp. (a)	10,237,173
		40,026,905

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
189,726	VF Corp.	$5,359,760

	Trading Companies & Distributors — 0.8%
28,706	United Rentals, Inc. (a)	9,062,771

	Wireless Telecommunication Services — 0.2%
14,099	T-Mobile US, Inc. (a)	2,136,845
	Total Common Stocks — 99.8%	1,192,553,991
	(Cost $1,185,389,968)

	Money Market Funds — 0.1%
925,023	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	925,023
478,968	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	478,968
	Total Money Market Funds — 0.1%	1,403,991
	(Cost $1,403,991)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$1,456,584	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $1,456,703. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $1,484,317. (d)	1,456,584
	(Cost $1,456,584)

	Total Investments — 100.0%	1,195,414,566
	(Cost $1,188,250,543)
	Net Other Assets and Liabilities — (0.0)%	(160,837)
	Net Assets — 100.0%	$1,195,253,729

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,247,864 and the total value of the collateral held by the Fund is $2,381,607.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,192,553,991	$1,192,553,991	$—	$—
Money Market Funds	1,403,991	1,403,991	—	—
Repurchase Agreements	1,456,584	—	1,456,584	—
Total Investments	$1,195,414,566	$1,193,957,982	$1,456,584	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.7%
40,908	HEICO Corp.	$6,653,277
12,523	Northrop Grumman Corp.	6,875,252
2,732	TransDigm Group, Inc.	1,572,977
		15,101,506

	Air Freight & Logistics — 1.2%
76,446	C.H. Robinson Worldwide, Inc.	7,470,303
18,231	United Parcel Service, Inc., Class B	3,058,615
		10,528,918

	Automobiles — 0.4%
16,216	Tesla, Inc. (a)	3,689,789

	Beverages — 2.6%
64,612	Brown-Forman Corp., Class B	4,393,616
52,570	Coca-Cola (The) Co.	3,146,314
18,727	Constellation Brands, Inc., Class A	4,627,067
49,462	Monster Beverage Corp. (a)	4,635,579
36,078	PepsiCo, Inc.	6,551,043
		23,353,619

	Biotechnology — 4.2%
21,943	AbbVie, Inc.	3,212,455
29,426	Alnylam Pharmaceuticals, Inc. (a)	6,098,833
19,082	Amgen, Inc.	5,158,819
69,723	Gilead Sciences, Inc.	5,470,467
64,544	Incyte Corp. (a)	4,798,201
8,550	Regeneron Pharmaceuticals, Inc. (a)	6,401,812
20,343	Vertex Pharmaceuticals, Inc. (a)	6,347,016
		37,487,603

	Building Products — 1.3%
26,256	Carlisle Cos., Inc.	6,269,933
126,150	Masco Corp.	5,836,960
		12,106,893

	Capital Markets — 2.0%
17,129	Blackstone, Inc.	1,561,137
10,750	FactSet Research Systems, Inc.	4,574,018
33,699	LPL Financial Holdings, Inc.	8,615,149
3,399	MSCI, Inc.	1,593,655
16,757	Northern Trust Corp.	1,413,453
		17,757,412

	Chemicals — 4.2%
25,308	Air Products and Chemicals, Inc.	6,337,123
76,493	CF Industries Holdings, Inc.	8,128,146
128,827	Corteva, Inc.	8,417,556
55,723	FMC Corp.	6,625,465
152,337	Mosaic (The) Co.	8,188,114
		37,696,404

	Commercial Services & Supplies — 3.1%
15,173	Cintas Corp.	6,487,216
27,678	Copart, Inc. (a)	3,183,524

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
54,120	Republic Services, Inc.	$7,177,394
124,026	Rollins, Inc.	5,219,014
36,764	Waste Management, Inc.	5,822,315
		27,889,463

	Communications Equipment — 1.2%
52,175	Arista Networks, Inc. (a)	6,305,870
19,204	Motorola Solutions, Inc.	4,795,431
		11,101,301

	Distributors — 1.3%
49,307	Genuine Parts Co.	8,769,743
9,255	Pool Corp.	2,815,649
		11,585,392

	Electric Utilities — 0.6%
75,117	NextEra Energy, Inc.	5,821,567

	Electrical Equipment — 0.4%
8,048	Generac Holdings, Inc. (a)	932,844
140,170	Plug Power, Inc. (a)	2,239,916
		3,172,760

	Electronic Equipment, Instruments & Components — 1.8%
87,963	Amphenol Corp., Class A	6,670,234
101,481	Corning, Inc.	3,264,644
37,430	Keysight Technologies, Inc. (a)	6,518,435
		16,453,313

	Energy Equipment & Services — 1.7%
174,705	Halliburton Co.	6,362,756
164,066	Schlumberger N.V.	8,536,354
		14,899,110

	Entertainment — 0.9%
56,566	Live Nation Entertainment, Inc. (a)	4,503,219
82,170	ROBLOX Corp., Class A (a)	3,676,286
		8,179,505

	Equity Real Estate Investment Trusts — 3.6%
43,698	American Homes 4 Rent, Class A	1,395,714
22,815	Equity LifeStyle Properties, Inc.	1,459,247
24,904	Extra Space Storage, Inc.	4,418,966
66,568	Gaming and Leisure Properties, Inc.	3,336,388
370,904	Host Hotels & Resorts, Inc.	7,002,667
42,456	Invitation Homes, Inc.	1,345,431
97,822	Iron Mountain, Inc.	4,897,948
4,897	Public Storage	1,516,846
5,037	SBA Communications Corp.	1,359,486
10,595	Sun Communities, Inc.	1,428,736
98,659	VICI Properties, Inc.	3,159,061

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
50,201	Weyerhaeuser Co.	$1,552,717
		32,873,207

	Food & Staples Retailing — 0.6%
60,829	Sysco Corp.	5,265,358

	Food Products — 0.7%
26,715	Hershey (The) Co.	6,378,741

	Health Care Equipment & Supplies — 2.1%
30,436	Abbott Laboratories	3,011,338
13,216	Becton, Dickinson and Co.	3,118,579
17,802	Dexcom, Inc. (a)	2,150,126
45,645	Hologic, Inc. (a)	3,094,731
12,838	Insulet Corp. (a)	3,322,603
13,491	ResMed, Inc.	3,017,802
13,713	Zimmer Biomet Holdings, Inc.	1,554,368
		19,269,547

	Health Care Providers & Services — 0.9%
21,662	McKesson Corp.	8,434,533

	Hotels, Restaurants & Leisure — 5.2%
28,037	Airbnb, Inc., Class A (a)	2,997,436
1,792	Booking Holdings, Inc. (a)	3,350,108
3,919	Chipotle Mexican Grill, Inc. (a)	5,871,955
58,284	Darden Restaurants, Inc.	8,342,772
48,830	Hilton Worldwide Holdings, Inc.	6,604,746
42,029	Marriott International, Inc., Class A	6,729,263
12,764	McDonald’s Corp.	3,480,232
69,902	Starbucks Corp.	6,052,814
27,694	Yum! Brands, Inc.	3,274,816
		46,704,142

	Household Products — 0.5%
41,922	Colgate-Palmolive Co.	3,095,520
11,356	Procter & Gamble (The) Co.	1,529,313
		4,624,833

	Insurance — 3.1%
16,057	Aon PLC, Class A	4,519,885
34,400	Arthur J. Gallagher & Co.	6,435,552
71,118	Brown & Brown, Inc.	4,181,027
28,812	Marsh & McLennan Cos., Inc.	4,652,850
114,005	W.R. Berkley Corp.	8,479,692
		28,269,006

	Interactive Media & Services — 0.2%
14,990	Alphabet, Inc., Class A (a)	1,416,705

	Internet & Direct Marketing Retail — 0.3%
29,411	Etsy, Inc. (a)	2,761,987

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 3.6%
11,445	Accenture PLC, Class A	$3,249,235
19,016	Automatic Data Processing, Inc.	4,596,167
25,922	Cloudflare, Inc., Class A (a)	1,459,927
8,138	FleetCor Technologies, Inc. (a)	1,514,645
21,287	Gartner, Inc. (a)	6,426,971
23,598	Jack Henry & Associates, Inc.	4,697,418
5,042	Mastercard, Inc., Class A	1,654,684
26,245	Paychex, Inc.	3,105,046
17,328	Snowflake, Inc., Class A (a)	2,777,678
8,254	VeriSign, Inc. (a)	1,654,597
8,071	Visa, Inc., Class A	1,671,988
		32,808,356

	Life Sciences Tools & Services — 1.5%
24,228	Agilent Technologies, Inc.	3,351,944
16,653	Danaher Corp.	4,191,061
7,915	IQVIA Holdings, Inc. (a)	1,659,538
1,322	Mettler-Toledo International, Inc. (a)	1,672,237
5,806	Thermo Fisher Scientific, Inc.	2,984,110
		13,858,890

	Machinery — 3.3%
17,641	Deere & Co.	6,982,661
29,472	IDEX Corp.	6,551,920
23,810	Illinois Tool Works, Inc.	5,084,149
99,427	Ingersoll Rand, Inc.	5,021,064
20,263	Nordson Corp.	4,559,175
22,472	Otis Worldwide Corp.	1,587,422
		29,786,391

	Metals & Mining — 1.6%
157,381	Freeport-McMoRan, Inc.	4,987,404
68,814	Nucor Corp.	9,040,783
		14,028,187

	Multiline Retail — 0.6%
31,603	Dollar Tree, Inc. (a)	5,009,075

	Multi-Utilities — 0.2%
20,745	Dominion Energy, Inc.	1,451,528

	Oil, Gas & Consumable Fuels — 21.0%
215,339	APA Corp.	9,789,311
44,377	Cheniere Energy, Inc.	7,828,547
51,245	Chevron Corp.	9,270,221
71,941	ConocoPhillips	9,071,041
110,200	Continental Resources, Inc.	8,151,494
281,870	Coterra Energy, Inc.	8,774,613
122,443	Devon Energy Corp.	9,470,966
61,119	Diamondback Energy, Inc.	9,602,406
65,895	EOG Resources, Inc.	8,995,985
180,674	EQT Corp.	7,559,400
84,325	Exxon Mobil Corp.	9,344,053

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
67,552	Hess Corp.	$9,530,236
353,964	Kinder Morgan, Inc.	6,413,828
326,061	Marathon Oil Corp.	9,928,557
119,812	Occidental Petroleum Corp.	8,698,351
114,949	ONEOK, Inc.	6,818,775
160,053	Ovintiv, Inc.	8,106,684
34,002	Pioneer Natural Resources Co.	8,718,453
122,016	Targa Resources Corp.	8,342,234
4,143	Texas Pacific Land Corp.	9,544,933
68,905	Valero Energy Corp.	8,651,023
205,727	Williams (The) Cos., Inc.	6,733,445
		189,344,556

	Pharmaceuticals — 3.1%
82,852	Bristol-Myers Squibb Co.	6,418,545
13,302	Eli Lilly & Co.	4,816,521
18,027	Johnson & Johnson	3,136,157
68,392	Merck & Co., Inc.	6,921,271
134,597	Pfizer, Inc.	6,265,490
		27,557,984

	Professional Services — 0.7%
61,755	CoStar Group, Inc. (a)	5,108,373
8,408	Verisk Analytics, Inc.	1,537,235
		6,645,608

	Road & Rail — 2.2%
110,547	CSX Corp.	3,212,496
14,047	Norfolk Southern Corp.	3,203,699
17,290	Old Dominion Freight Line, Inc.	4,747,834
222,263	Uber Technologies, Inc. (a)	5,905,528
15,116	Union Pacific Corp.	2,979,968
		20,049,525

	Semiconductors & Semiconductor Equipment — 4.6%
21,135	Analog Devices, Inc.	3,014,274
17,499	Applied Materials, Inc.	1,544,987
3,229	Broadcom, Inc.	1,518,017
26,534	Enphase Energy, Inc. (a)	8,145,938
9,732	KLA Corp.	3,079,691
33,413	Marvell Technology, Inc.	1,325,828
70,477	Microchip Technology, Inc.	4,351,250
3,946	Monolithic Power Systems, Inc.	1,339,470
29,159	NXP Semiconductors N.V.	4,259,547
118,120	ON Semiconductor Corp. (a)	7,256,112
26,066	QUALCOMM, Inc.	3,066,925
19,027	Texas Instruments, Inc.	3,056,307
		41,958,346

	Software — 4.6%
15,765	Autodesk, Inc. (a)	3,378,439
10,832	Bill.com Holdings, Inc. (a)	1,444,555
36,040	Cadence Design Systems, Inc. (a)	5,456,096

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
8,699	Crowdstrike Holdings, Inc., Class A (a)	$1,402,279
29,183	Fortinet, Inc. (a)	1,668,100
7,604	Intuit, Inc.	3,250,710
26,261	Palo Alto Networks, Inc. (a)	4,506,125
13,034	Paycom Software, Inc. (a)	4,509,764
41,121	PTC, Inc. (a)	4,845,287
14,078	Synopsys, Inc. (a)	4,118,519
12,378	Tyler Technologies, Inc. (a)	4,002,179
9,419	Workday, Inc., Class A (a)	1,467,669
8,722	Zscaler, Inc. (a)	1,344,060
		41,393,782

	Specialty Retail — 4.7%
3,437	AutoZone, Inc. (a)	8,705,508
21,345	Home Depot (The), Inc.	6,320,895
31,361	Lowe’s Cos., Inc.	6,113,827
10,468	O’Reilly Automotive, Inc. (a)	8,763,496
23,140	Tractor Supply Co.	5,085,478
18,352	Ulta Beauty, Inc. (a)	7,696,278
		42,685,482

	Technology Hardware, Storage & Peripherals — 0.5%
31,123	Apple, Inc.	4,772,401

	Tobacco — 0.4%
35,506	Altria Group, Inc.	1,642,863
17,272	Philip Morris International, Inc.	1,586,433
		3,229,296

	Trading Companies & Distributors — 1.3%
63,966	Fastenal Co.	3,091,477
15,050	W.W. Grainger, Inc.	8,794,467
		11,885,944

	Water Utilities — 0.2%
34,648	Essential Utilities, Inc.	1,532,135

	Total Investments — 99.9%	900,820,100
	(Cost $812,973,200)
	Net Other Assets and Liabilities — 0.1%	1,196,923
	Net Assets — 100.0%	$902,017,023

(a)	Non-income producing security.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$900,820,100	$900,820,100	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
1,505	BWX Technologies, Inc.	$85,755
545	Curtiss-Wright Corp.	91,467
1,448	General Dynamics Corp.	361,710
342	Huntington Ingalls Industries, Inc.	87,918
1,478	L3Harris Technologies, Inc.	364,283
387	Lockheed Martin Corp.	188,345
9,343	Maxar Technologies, Inc.	208,723
1,243	Moog, Inc., Class A	105,344
3,753	Raytheon Technologies Corp.	355,860
7,703	Textron, Inc.	527,193
		2,376,598

	Air Freight & Logistics — 1.1%
7,261	Air Transport Services Group, Inc. (a)	212,021
6,975	Expeditors International of Washington, Inc.	682,504
5,186	FedEx Corp.	831,212
4,323	GXO Logistics, Inc. (a)	157,963
2,535	Hub Group, Inc., Class A (a)	196,716
		2,080,416

	Airlines — 0.6%
3,872	Alaska Air Group, Inc. (a)	172,149
1,763	Allegiant Travel Co. (a)	132,313
6,471	JetBlue Airways Corp. (a)	52,027
13,445	SkyWest, Inc. (a)	237,708
14,586	Southwest Airlines Co. (a)	530,201
		1,124,398

	Auto Components — 1.2%
7,879	Adient PLC (a)	275,607
9,654	BorgWarner, Inc.	362,315
15,301	Dana, Inc.	244,204
6,359	Gentex Corp.	168,450
37,557	Goodyear Tire & Rubber (The) Co. (a)	476,974
3,735	LCI Industries	396,321
633	Lear Corp.	87,803
4,987	Patrick Industries, Inc.	227,956
		2,239,630

	Automobiles — 1.3%
68,749	Ford Motor Co.	919,174
23,995	General Motors Co.	941,804
5,415	Thor Industries, Inc.	441,160
4,108	Winnebago Industries, Inc.	245,207
		2,547,345

	Banks — 7.8%
1,889	1st Source Corp.	109,864
2,878	Ameris Bancorp	148,246
6,409	Associated Banc-Corp.	156,059
4,237	Atlantic Union Bankshares Corp.	146,346
14,895	Bank of America Corp.	536,816

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,748	Bank OZK	$247,049
3,766	BankUnited, Inc.	135,388
726	Banner Corp.	54,269
1,571	Berkshire Hills Bancorp, Inc.	45,952
853	BOK Financial Corp.	93,992
2,982	Cadence Bank	82,452
2,274	Cathay General Bancorp	103,694
14,783	Citigroup, Inc.	677,948
17,928	Citizens Financial Group, Inc.	733,255
3,027	Columbia Banking System, Inc.	101,314
1,066	Comerica, Inc.	75,153
7,416	Customers Bancorp, Inc. (a)	249,845
4,395	Dime Community Bancshares, Inc.	151,759
1,951	Eagle Bancorp, Inc.	88,341
1,129	East West Bancorp, Inc.	80,803
1,985	Enterprise Financial Services Corp.	106,138
13,067	F.N.B. Corp.	188,818
1,123	FB Financial Corp.	47,121
14,041	Fifth Third Bancorp	501,123
1,173	First Bancorp	52,281
3,979	First Busey Corp.	105,085
95	First Citizens BancShares, Inc., Class A	78,101
6,811	First Commonwealth Financial Corp.	97,670
6,105	First Financial Bancorp	159,157
7,095	First Foundation, Inc.	113,236
1,109	First Merchants Corp.	49,794
1,145	First Republic Bank	137,515
5,535	Fulton Financial Corp.	100,903
4,964	Hancock Whitney Corp.	277,339
2,017	Heartland Financial USA, Inc.	99,479
7,038	Hilltop Holdings, Inc.	203,750
13,837	Hope Bancorp, Inc.	187,768
34,130	Huntington Bancshares, Inc.	518,093
1,424	Independent Bank Group, Inc.	89,840
1,009	International Bancshares Corp.	50,046
5,895	JPMorgan Chase & Co.	742,063
38,452	KeyCorp	687,137
848	M&T Bank Corp.	142,778
1,130	NBT Bancorp, Inc.	53,551
3,176	Northwest Bancshares, Inc.	47,831
6,904	OceanFirst Financial Corp.	155,892
4,601	Old National Bancorp	89,996
7,739	PacWest Bancorp	192,392
1,869	Pinnacle Financial Partners, Inc.	155,108
2,057	PNC Financial Services Group (The), Inc.	332,884
3,155	Popular, Inc.	223,122
2,274	Prosperity Bancshares, Inc.	162,750
30,692	Regions Financial Corp.	673,689
4,114	Renasant Corp.	166,082
2,983	S&T Bancorp, Inc.	112,787
3,650	Sandy Spring Bancorp, Inc.	129,356

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
4,014	Simmons First National Corp., Class A	$95,814
1,214	Southside Bancshares, Inc.	41,567
445	SVB Financial Group (a)	102,777
6,061	Synovus Financial Corp.	241,531
727	Texas Capital Bancshares, Inc. (a)	43,620
3,259	TowneBank	107,352
14,148	Truist Financial Corp.	633,689
11,130	U.S. Bancorp	472,469
899	UMB Financial Corp.	74,815
2,120	United Bankshares, Inc.	89,782
2,290	United Community Banks, Inc.	88,165
14,036	Valley National Bancorp	166,607
4,840	Veritex Holdings, Inc.	152,847
4,293	Washington Federal, Inc.	166,139
1,677	Webster Financial Corp.	90,994
15,316	Wells Fargo & Co.	704,383
2,621	WesBanco, Inc.	105,993
1,859	Wintrust Financial Corp.	174,040
1,491	Zions Bancorp N.A.	77,443
		14,879,247

	Beverages — 0.3%
8,578	Keurig Dr Pepper, Inc.	333,170
6,317	Molson Coors Beverage Co., Class B	318,566
		651,736

	Biotechnology — 1.1%
1,151	Biogen, Inc. (a)	326,239
10,416	Emergent BioSolutions, Inc. (a)	217,278
8,441	Ironwood Pharmaceuticals, Inc. (a)	92,345
6,512	Moderna, Inc. (a)	978,949
19,655	Vir Biotechnology, Inc. (a)	432,017
		2,046,828

	Building Products — 1.2%
5,262	AZEK (The) Co., Inc. (a)	92,138
12,619	Carrier Global Corp.	501,731
4,235	Fortune Brands Home & Security, Inc.	255,455
2,136	Gibraltar Industries, Inc. (a)	109,107
2,962	Griffon Corp.	95,199
24,985	JELD-WEN Holding, Inc. (a)	265,091
340	Lennox International, Inc.	79,414
3,857	Owens Corning	330,198
2,047	PGT Innovations, Inc. (a)	43,621
9,176	Resideo Technologies, Inc. (a)	216,737
4,201	UFP Industries, Inc.	299,237
		2,287,928

	Capital Markets — 4.7%
2,710	Affiliated Managers Group, Inc.	336,474
3,247	Artisan Partners Asset Management, Inc., Class A	92,572

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
4,781	AssetMark Financial Holdings, Inc. (a)	$99,014
15,991	Bank of New York Mellon (The) Corp.	673,381
27,850	BGC Partners, Inc., Class A	110,286
560	BlackRock, Inc.	361,710
29,799	Carlyle Group (The), Inc.	842,716
3,686	Evercore, Inc., Class A	387,399
2,640	Federated Hermes, Inc.	91,740
35,780	Franklin Resources, Inc.	839,041
2,102	Goldman Sachs Group (The), Inc.	724,160
1,656	Intercontinental Exchange, Inc.	158,264
27,660	Invesco Ltd.	423,751
10,277	Jefferies Financial Group, Inc.	353,632
7,144	Lazard Ltd., Class A	269,400
5,679	Morgan Stanley	466,643
1,229	Piper Sandler Cos.	157,275
1,514	Raymond James Financial, Inc.	178,864
4,636	SEI Investments Co.	251,735
10,130	State Street Corp.	749,620
4,380	Stifel Financial Corp.	270,991
517	StoneX Group, Inc. (a)	48,246
5,866	T. Rowe Price Group, Inc.	622,734
7,503	Victory Capital Holdings, Inc., Class A	216,987
2,066	Virtu Financial, Inc., Class A	46,237
1,097	Virtus Investment Partners, Inc.	188,124
		8,960,996

	Chemicals — 4.3%
10,006	Avient Corp.	345,107
8,523	Celanese Corp.	819,231
12,299	Chemours (The) Co.	352,120
17,528	Dow, Inc.	819,259
15,278	DuPont de Nemours, Inc.	873,901
10,837	Eastman Chemical Co.	832,390
15,248	Ecovyst, Inc. (a)	151,718
4,658	Element Solutions, Inc.	80,118
2,522	H.B. Fuller Co.	175,809
15,442	Huntsman Corp.	413,228
708	Ingevity Corp. (a)	47,627
501	Innospec, Inc.	50,095
3,382	International Flavors & Fragrances, Inc.	330,117
10,228	LyondellBasell Industries N.V., Class A	781,931
3,961	Mativ Holdings, Inc.	94,034
3,540	Minerals Technologies, Inc.	194,735
143	NewMarket Corp.	43,521
8,838	Olin Corp.	467,972
1,351	PPG Industries, Inc.	154,257
1,374	Stepan Co.	143,500
11,933	Trinseo PLC	224,579

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
8,863	Westlake Corp.	$856,609
		8,251,858

	Commercial Services & Supplies — 0.6%
3,366	ABM Industries, Inc.	149,821
2,095	Brady Corp., Class A	95,846
22,027	BrightView Holdings, Inc. (a)	196,481
24,731	CoreCivic, Inc. (a)	258,934
4,855	HNI Corp.	140,746
11,211	MillerKnoll, Inc.	237,449
255	UniFirst Corp.	46,922
		1,126,199

	Communications Equipment — 0.5%
11,246	Cisco Systems, Inc.	510,906
2,902	Juniper Networks, Inc.	88,801
1,106	Lumentum Holdings, Inc. (a)	82,341
4,257	Viasat, Inc. (a)	174,367
		856,415

	Construction & Engineering — 0.6%
5,711	API Group Corp. (a)	94,174
750	Arcosa, Inc.	48,150
779	Comfort Systems USA, Inc.	96,035
657	EMCOR Group, Inc.	92,703
1,689	Granite Construction, Inc.	56,970
2,387	MasTec, Inc. (a)	183,990
5,542	MDU Resources Group, Inc.	157,836
506	MYR Group, Inc. (a)	44,280
13,453	Primoris Services Corp.	271,616
		1,045,754

	Construction Materials — 0.3%
464	Martin Marietta Materials, Inc.	155,895
7,299	Summit Materials, Inc., Class A (a)	192,329
949	Vulcan Materials Co.	155,351
		503,575

	Consumer Finance — 2.9%
10,894	Ally Financial, Inc.	300,239
1,109	American Express Co.	164,631
6,951	Bread Financial Holdings, Inc.	251,001
8,354	Capital One Financial Corp.	885,691
6,775	Discover Financial Services	707,716
4,807	Encore Capital Group, Inc. (a)	244,772
3,099	FirstCash Holdings, Inc.	305,096
4,607	Green Dot Corp., Class A (a)	87,671
19,785	LendingClub Corp. (a)	210,512
11,906	Navient Corp.	180,257
2,208	Nelnet, Inc., Class A	196,711
12,837	OneMain Holdings, Inc.	494,995
5,322	PRA Group, Inc. (a)	178,287
16,252	SLM Corp.	269,621

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
27,314	Synchrony Financial	$971,286
		5,448,486

	Containers & Packaging — 2.1%
1,889	Avery Dennison Corp.	320,280
3,095	Ball Corp.	152,862
6,515	Berry Global Group, Inc. (a)	308,290
5,089	Greif, Inc., Class A	336,942
24,290	International Paper Co.	816,387
13,505	O-I Glass, Inc. (a)	220,266
6,857	Packaging Corp. of America	824,280
20,035	Pactiv Evergreen, Inc.	218,582
3,605	Silgan Holdings, Inc.	170,733
2,672	Sonoco Products Co.	165,878
3,488	TriMas Corp.	79,701
12,268	Westrock Co.	417,848
		4,032,049

	Distributors — 0.4%
13,064	LKQ Corp.	726,881

	Diversified Consumer Services — 0.3%
20,237	ADT, Inc. (b)	171,205
2,104	Frontdoor, Inc. (a)	46,414
325	Graham Holdings Co., Class B	202,758
1,424	Strategic Education, Inc.	98,256
		518,633

	Diversified Financial Services — 0.4%
560	Berkshire Hathaway, Inc., Class B (a)	165,250
5,753	Equitable Holdings, Inc.	176,157
7,879	Jackson Financial, Inc., Class A	302,238
1,252	Voya Financial, Inc.	85,587
		729,232

	Diversified Telecommunication Services — 1.2%
50,195	AT&T, Inc.	915,055
12,939	Frontier Communications Parent, Inc. (a)	303,031
52,054	Lumen Technologies, Inc.	383,118
20,279	Verizon Communications, Inc.	757,826
		2,359,030

	Electric Utilities — 3.9%
6,057	ALLETE, Inc.	340,827
5,799	Alliant Energy Corp.	302,534
5,191	American Electric Power Co., Inc.	456,393
1,798	Constellation Energy Corp.	169,983
4,824	Duke Energy Corp.	449,500
5,430	Edison International	326,017
4,460	Entergy Corp.	477,844
10,370	Evergy, Inc.	633,918

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
5,756	Eversource Energy	$439,068
16,444	Exelon Corp.	634,574
12,129	FirstEnergy Corp.	457,385
2,187	Hawaiian Electric Industries, Inc.	83,194
766	IDACORP, Inc.	80,200
9,902	NRG Energy, Inc.	439,649
49,280	PG&E Corp. (a)	735,750
4,699	Pinnacle West Capital Corp.	315,820
5,231	Portland General Electric Co.	235,081
17,702	PPL Corp.	468,926
2,200	Southern (The) Co.	144,056
4,801	Xcel Energy, Inc.	312,593
		7,503,312

	Electrical Equipment — 0.8%
962	Acuity Brands, Inc.	176,594
1,319	AMETEK, Inc.	171,021
1,122	Eaton Corp. PLC	168,379
6,144	Emerson Electric Co.	532,070
737	EnerSys	48,856
40,580	GrafTech International Ltd.	206,552
540	Regal Rexnord Corp.	68,332
2,747	Sunrun, Inc. (a)	61,835
		1,433,639

	Electronic Equipment, Instruments & Components — 2.1%
4,110	Arrow Electronics, Inc. (a)	416,179
10,491	Avnet, Inc.	421,633
4,350	Coherent Corp. (a)	146,203
3,098	ePlus, Inc. (a)	150,935
1,061	Insight Enterprises, Inc. (a)	100,275
2,695	IPG Photonics Corp. (a)	230,854
3,464	Methode Electronics, Inc.	142,821
1,786	OSI Systems, Inc. (a)	146,773
2,793	Sanmina Corp. (a)	156,548
2,800	TD SYNNEX Corp.	256,228
4,067	TE Connectivity Ltd.	497,109
910	Teledyne Technologies, Inc. (a)	362,162
2,756	Trimble, Inc. (a)	165,801
13,270	TTM Technologies, Inc. (a)	203,164
9,832	Vishay Intertechnology, Inc.	205,587
18,142	Vontier Corp.	346,512
		3,948,784

	Energy Equipment & Services — 0.1%
20,047	Archrock, Inc.	150,553

	Entertainment — 0.4%
2,616	Netflix, Inc. (a)	763,558

	Equity Real Estate Investment Trusts — 3.6%
10,198	Acadia Realty Trust	142,466
2,587	Alexander & Baldwin, Inc.	50,395
3,400	American Assets Trust, Inc.	93,432

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
7,850	Apartment Income REIT Corp.	$301,675
23,959	Apartment Investment and Management Co., Class A	190,234
4,098	Boston Properties, Inc.	297,925
25,911	Brandywine Realty Trust	169,976
14,640	Broadstone Net Lease, Inc.	250,930
1,847	Corporate Office Properties Trust	49,223
12,983	Cousins Properties, Inc.	308,476
17,137	DiamondRock Hospitality Co.	160,060
4,227	Douglas Emmett, Inc.	74,353
4,980	Elme Communities	95,068
19,618	Empire State Realty Trust, Inc., Class A	144,585
4,571	Equity Residential	288,064
12,085	Global Net Lease, Inc.	148,041
6,527	Healthpeak Properties, Inc.	154,886
5,622	Highwoods Properties, Inc.	158,709
15,972	Hudson Pacific Properties, Inc.	176,331
23,610	iStar, Inc.	247,433
6,927	JBG SMITH Properties	136,323
33,460	Kimco Realty Corp.	715,375
23,867	LXP Industrial Trust	231,033
31,952	Medical Properties Trust, Inc.	365,850
5,140	Omega Healthcare Investors, Inc.	163,349
28,073	Paramount Group, Inc.	181,632
13,461	Park Hotels & Resorts, Inc.	176,070
2,957	Pebblebrook Hotel Trust	47,430
15,118	Physicians Realty Trust	227,677
16,563	Piedmont Office Realty Trust, Inc., Class A	173,083
5,776	Sabra Health Care REIT, Inc.	78,900
5,444	SL Green Realty Corp.	216,018
18,567	Sunstone Hotel Investors, Inc.	207,022
6,555	Urban Edge Properties	92,557
3,773	Veris Residential, Inc. (a)	59,727
9,817	Vornado Realty Trust	231,583
		6,805,891

	Food & Staples Retailing — 1.9%
32,998	Albertsons Cos., Inc., Class A	676,789
7,046	Andersons (The), Inc.	248,512
375	Casey’s General Stores, Inc.	87,266
2,760	Ingles Markets, Inc., Class A	260,461
10,257	Kroger (The) Co.	485,054
1,518	PriceSmart, Inc.	97,106
4,638	Sprouts Farmers Market, Inc. (a)	136,821
5,089	United Natural Foods, Inc. (a)	215,825
2,866	US Foods Holding Corp. (a)	85,292
24,522	Walgreens Boots Alliance, Inc.	895,053
1,154	Walmart, Inc.	164,249
1,806	Weis Markets, Inc.	169,168
		3,521,596

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 3.2%
7,657	Archer-Daniels-Midland Co.	$742,576
2,601	B&G Foods, Inc. (b)	42,604
9,325	Bunge Ltd.	920,378
3,175	Campbell Soup Co.	167,989
9,416	Conagra Brands, Inc.	345,567
7,525	Fresh Del Monte Produce, Inc.	196,252
4,011	General Mills, Inc.	327,217
2,541	Hain Celestial Group (The), Inc. (a)	47,542
3,292	Hormel Foods Corp.	152,913
2,823	Ingredion, Inc.	251,586
2,236	J.M. Smucker (The) Co.	336,876
4,411	Kellogg Co.	338,853
9,213	Kraft Heinz (The) Co.	354,424
5,604	Mondelez International, Inc., Class A	344,534
3,701	Post Holdings, Inc. (a)	334,645
89	Seaboard Corp.	333,428
11,679	Tyson Foods, Inc., Class A	798,260
		6,035,644

	Gas Utilities — 0.6%
4,417	Atmos Energy Corp.	470,631
2,967	Northwest Natural Holding Co.	142,683
2,173	Southwest Gas Holdings, Inc.	158,781
11,721	UGI Corp.	414,103
		1,186,198

	Health Care Equipment & Supplies — 0.9%
722	Align Technology, Inc. (a)	140,285
1,970	Avanos Medical, Inc. (a)	43,636
2,778	Baxter International, Inc.	150,984
1,165	Cooper (The) Cos., Inc.	318,499
8,020	DENTSPLY SIRONA, Inc.	247,176
3,797	Enovis Corp. (a)	187,762
689	Integer Holdings Corp. (a)	42,945
3,805	Medtronic PLC	332,329
899	STERIS PLC	155,149
752	Teleflex, Inc.	161,349
		1,780,114

	Health Care Providers & Services — 2.9%
3,949	Centene Corp. (a)	336,178
1,621	Cigna Corp.	523,680
4,717	CVS Health Corp.	446,700
915	DaVita, Inc. (a)	66,804
676	Elevance Health, Inc.	369,617
3,352	Encompass Health Corp.	182,483
2,442	HCA Healthcare, Inc.	531,062
2,305	Henry Schein, Inc. (a)	157,800
309	Humana, Inc.	172,447
3,760	Laboratory Corp. of America Holdings	834,194
5,340	Owens & Minor, Inc.	90,780

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
3,641	Patterson Cos., Inc.	$94,557
2,598	Pediatrix Medical Group, Inc. (a)	50,401
2,233	Premier, Inc., Class A	77,887
6,276	Quest Diagnostics, Inc.	901,547
3,429	Select Medical Holdings Corp.	88,057
2,938	Tenet Healthcare Corp. (a)	130,330
4,298	Universal Health Services, Inc., Class B	498,009
		5,552,533

	Health Care Technology — 0.0%
5,742	Allscripts Healthcare Solutions, Inc. (a)	84,407

	Hotels, Restaurants & Leisure — 0.7%
2,341	Bloomin’ Brands, Inc.	56,207
622	Marriott Vacations Worldwide Corp.	91,907
25,908	MGM Resorts International	921,548
8,265	Penn Entertainment, Inc. (a)	273,571
		1,343,233

	Household Durables — 4.2%
850	Cavco Industries, Inc. (a)	192,669
5,110	Century Communities, Inc.	227,446
11,433	D.R. Horton, Inc.	878,969
5,588	Garmin Ltd.	491,968
10,226	Green Brick Partners, Inc. (a)	236,527
1,335	Helen of Troy Ltd. (a)	126,318
1,079	Installed Building Products, Inc.	92,794
8,435	KB Home	243,097
9,686	La-Z-Boy, Inc.	239,922
6,844	Leggett & Platt, Inc.	230,985
10,329	Lennar Corp., Class A	833,550
2,687	LGI Homes, Inc. (a)	247,338
7,973	M.D.C. Holdings, Inc.	242,858
6,034	M/I Homes, Inc. (a)	250,351
3,112	Meritage Homes Corp. (a)	237,010
4,155	Mohawk Industries, Inc. (a)	393,686
21,826	Newell Brands, Inc.	301,417
155	NVR, Inc. (a)	656,851
10,105	PulteGroup, Inc.	404,099
3,086	Sonos, Inc. (a)	49,746
16,250	Taylor Morrison Home Corp. (a)	428,025
9,022	Toll Brothers, Inc.	388,668
919	TopBuild Corp. (a)	156,359
14,468	Tri Pointe Homes, Inc. (a)	242,339
1,686	Whirlpool Corp.	233,073
		8,026,065

	Household Products — 0.3%
3,767	Central Garden & Pet Co., Class A (a)	147,440
3,478	Energizer Holdings, Inc.	100,480

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
1,329	Kimberly-Clark Corp.	$165,407
3,298	Spectrum Brands Holdings, Inc.	152,170
		565,497

	Industrial Conglomerates — 0.2%
2,781	3M Co.	349,822

	Insurance — 5.4%
10,961	Aflac, Inc.	713,671
8,129	American Equity Investment Life Holding Co.	350,197
616	American Financial Group, Inc.	89,388
16,217	American International Group, Inc.	924,369
13,527	Arch Capital Group Ltd. (a)	777,803
4,693	Assured Guaranty Ltd.	277,779
4,626	Axis Capital Holdings Ltd.	252,903
5,035	Brighthouse Financial, Inc. (a)	287,347
3,387	Chubb Ltd.	727,832
1,670	Cincinnati Financial Corp.	172,544
9,733	CNO Financial Group, Inc.	214,710
577	Everest Re Group Ltd.	186,175
8,375	Fidelity National Financial, Inc.	329,807
8,220	First American Financial Corp.	414,288
62,463	Genworth Financial, Inc., Class A (a)	291,702
592	Hanover Insurance Group (The), Inc.	86,722
9,945	Hartford Financial Services Group (The), Inc.	720,117
3,452	Lincoln National Corp.	185,959
9,026	Loews Corp.	514,663
2,461	MetLife, Inc.	180,170
14,485	Old Republic International Corp.	336,197
8,538	Principal Financial Group, Inc.	752,454
2,199	ProAssurance Corp.	48,840
3,582	Prudential Financial, Inc.	376,791
526	Safety Insurance Group, Inc.	45,736
5,009	Stewart Information Services Corp.	195,151
2,936	Travelers (The) Cos., Inc.	541,575
7,814	Unum Group	356,240
		10,351,130

	Interactive Media & Services — 0.4%
4,540	Meta Platforms, Inc., Class A (a)	422,946
855	Shutterstock, Inc.	42,776
4,427	Ziff Davis, Inc. (a)	342,606
		808,328

	Internet & Direct Marketing Retail — 0.0%
3,591	Overstock.com, Inc. (a)	83,491

	IT Services — 1.9%
5,601	Akamai Technologies, Inc. (a)	494,736
2,129	Broadridge Financial Solutions, Inc.	319,478

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
10,724	Cognizant Technology Solutions Corp., Class A	$667,569
12,384	DXC Technology Co. (a)	356,040
3,284	Fiserv, Inc. (a)	337,398
1,385	Global Payments, Inc.	158,250
1,259	International Business Machines Corp.	174,107
10,574	Kyndryl Holdings, Inc. (a)	102,251
1,309	Maximus, Inc.	80,726
42,867	Rackspace Technology, Inc. (a)	220,765
9,398	SS&C Technologies Holdings, Inc.	483,245
1,711	TTEC Holdings, Inc.	76,088
16,842	Western Union (The) Co.	227,536
		3,698,189

	Leisure Products — 0.6%
4,632	Brunswick Corp.	327,343
2,248	Hasbro, Inc.	146,682
3,644	Malibu Boats, Inc., Class A (a)	192,768
792	Polaris, Inc.	80,467
11,805	Topgolf Callaway Brands Corp. (a)	220,989
8,990	Vista Outdoor, Inc. (a)	261,070
		1,229,319

	Life Sciences Tools & Services — 0.2%
760	Charles River Laboratories International, Inc. (a)	161,310
3,214	Syneos Health, Inc. (a)	161,921
		323,231

	Machinery — 3.2%
27,396	3D Systems Corp. (a)	241,907
351	Alamo Group, Inc.	53,380
544	Albany International Corp., Class A	49,841
6,734	Allison Transmission Holdings, Inc.	284,511
3,028	Barnes Group, Inc.	107,100
1,872	Caterpillar, Inc.	405,213
2,210	Cummins, Inc.	540,367
1,547	Donaldson Co., Inc.	88,875
3,850	Dover Corp.	503,157
584	ESCO Technologies, Inc.	50,323
1,150	Federal Signal Corp.	53,648
2,566	Fortive Corp.	163,967
2,382	Hillenbrand, Inc.	105,237
2,319	ITT, Inc.	177,148
8,499	Kennametal, Inc.	227,008
1,182	Middleby (The) Corp. (a)	165,315
4,178	Mueller Water Products, Inc., Class A	48,883
2,157	Oshkosh Corp.	189,816
7,360	PACCAR, Inc.	712,669
2,401	Proto Labs, Inc. (a)	91,694
1,129	Snap-on, Inc.	250,694
8,190	Stanley Black & Decker, Inc.	642,833

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
759	Tennant Co.	$44,212
4,327	Terex Corp.	175,417
3,851	Timken (The) Co.	274,538
2,009	Trinity Industries, Inc.	57,317
603	Watts Water Technologies, Inc., Class A	88,255
3,777	Westinghouse Air Brake Technologies Corp.	352,319
		6,145,644

	Marine — 0.2%
6,160	Matson, Inc.	453,253

	Media — 2.7%
102,640	Advantage Solutions, Inc. (a)	346,923
15,000	Altice USA, Inc., Class A (a)	99,150
1,483	Charter Communications, Inc., Class A (a)	545,180
26,253	Comcast Corp., Class A	833,270
27,400	DISH Network Corp., Class A (a)	408,534
20,078	Fox Corp., Class A	579,652
15,267	Gray Television, Inc.	216,028
5,921	Interpublic Group of (The) Cos., Inc.	176,387
2,329	John Wiley & Sons, Inc., Class A	98,261
2,636	New York Times (The) Co., Class A	76,339
15,048	News Corp., Class A	253,860
4,870	Omnicom Group, Inc.	354,292
40,441	Paramount Global, Class B (b)	740,879
5,686	Scholastic Corp.	216,864
17,818	WideOpenWest, Inc. (a)	244,285
		5,189,904

	Metals & Mining — 2.1%
11,285	Alcoa Corp.	440,453
1,598	Alpha Metallurgical Resources, Inc.	269,822
10,264	Arconic Corp. (a)	213,081
1,378	Carpenter Technology Corp.	51,537
10,681	Commercial Metals Co.	485,985
10,677	Newmont Corp.	451,851
2,173	Reliance Steel & Aluminum Co.	437,816
10,853	Steel Dynamics, Inc.	1,020,725
20,913	United States Steel Corp.	425,789
5,732	Worthington Industries, Inc.	272,614
		4,069,673

	Mortgage Real Estate Investment Trusts — 1.0%
22,083	Annaly Capital Management, Inc.	409,640
8,219	Chimera Investment Corp.	55,478
14,898	Claros Mortgage Trust, Inc. (b)	238,368
10,763	KKR Real Estate Finance Trust, Inc.	187,492
19,520	Ladder Capital Corp.	208,278
18,333	New York Mortgage Trust, Inc.	49,316
51,768	Rithm Capital Corp.	436,404

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
12,479	Starwood Property Trust, Inc.	$257,816
		1,842,792

	Multiline Retail — 0.9%
641	Dillard’s, Inc., Class A	210,754
15,067	Kohl’s Corp.	451,257
24,183	Macy’s, Inc.	504,215
13,591	Nordstrom, Inc.	276,441
2,071	Target Corp.	340,162
		1,782,829

	Multi-Utilities — 1.5%
3,814	Ameren Corp.	310,917
3,474	Avista Corp.	142,538
2,238	Black Hills Corp.	146,298
21,859	CenterPoint Energy, Inc.	625,386
7,706	CMS Energy Corp.	439,627
5,232	Consolidated Edison, Inc.	460,207
1,300	DTE Energy Co.	145,743
2,612	NorthWestern Corp.	137,992
998	Sempra Energy	150,638
3,435	WEC Energy Group, Inc.	313,719
		2,873,065

	Oil, Gas & Consumable Fuels — 2.3%
9,861	California Resources Corp.	444,830
2,217	Chord Energy Corp.	339,401
7,039	HF Sinclair Corp.	430,576
7,752	Marathon Petroleum Corp.	880,782
10,804	PBF Energy, Inc., Class A (a)	478,077
8,808	Peabody Energy Corp. (a)	210,511
32,150	Permian Resources Corp. (a)	314,105
9,539	Phillips 66	994,822
7,461	World Fuel Services Corp.	190,181
		4,283,285

	Paper & Forest Products — 0.1%
3,797	Sylvamo Corp.	182,902

	Personal Products — 0.3%
23,984	Coty, Inc., Class A (a)	160,933
2,339	Edgewell Personal Care Co.	91,665
6,471	Herbalife Nutrition Ltd. (a)	137,573
3,857	Nu Skin Enterprises, Inc., Class A	147,299
1,560	USANA Health Sciences, Inc. (a)	81,916
		619,386

	Pharmaceuticals — 0.4%
6,107	Elanco Animal Health, Inc. (a)	80,551
9,717	Organon & Co.	254,391
1,755	Prestige Consumer Healthcare, Inc. (a)	95,612
35,581	Viatris, Inc.	360,436
		790,990

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.0%
20,679	Alight, Inc., Class A (a)	$171,429
2,516	ASGN, Inc. (a)	213,307
580	CACI International, Inc., Class A (a)	176,337
3,344	First Advantage Corp. (a)	46,983
731	Kforce, Inc.	46,250
6,457	Korn Ferry	358,945
3,513	Leidos Holdings, Inc.	356,886
3,515	ManpowerGroup, Inc.	275,365
1,981	Robert Half International, Inc.	151,467
2,128	TriNet Group, Inc. (a)	138,278
		1,935,247

	Real Estate Management & Development — 1.0%
26,957	Anywhere Real Estate, Inc. (a)	200,290
9,125	CBRE Group, Inc., Class A (a)	647,327
4,105	Howard Hughes (The) Corp. (a)	251,842
2,007	Jones Lang LaSalle, Inc. (a)	319,294
5,335	Marcus & Millichap, Inc.	196,541
27,124	Newmark Group, Inc., Class A	222,146
		1,837,440

	Road & Rail — 1.4%
596	AMERCO	342,813
15,278	Heartland Express, Inc.	227,337
2,876	J.B. Hunt Transport Services, Inc.	491,997
7,744	Knight-Swift Transportation Holdings, Inc.	371,944
6,717	Marten Transport Ltd.	126,078
5,020	Ryder System, Inc.	404,160
8,616	Schneider National, Inc., Class B	191,620
4,652	Werner Enterprises, Inc.	182,359
5,107	XPO Logistics, Inc. (a)	264,236
		2,602,544

	Semiconductors & Semiconductor Equipment — 2.5%
22,226	Amkor Technology, Inc.	462,079
4,992	Cohu, Inc. (a)	164,337
4,670	Diodes, Inc. (a)	334,699
29,879	Intel Corp.	849,460
15,369	Micron Technology, Inc.	831,463
3,669	MKS Instruments, Inc.	301,408
3,817	Qorvo, Inc. (a)	328,567
9,030	Skyworks Solutions, Inc.	776,670
1,531	Synaptics, Inc. (a)	135,647
5,972	Teradyne, Inc.	485,822
4,998	Ultra Clean Holdings, Inc. (a)	155,488
		4,825,640

	Software — 0.3%
4,184	ACI Worldwide, Inc. (a)	101,797
7,067	E2open Parent Holdings, Inc. (a)	41,200
7,973	NCR Corp. (a)	169,506

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
7,428	NortonLifeLock, Inc.	$167,353
		479,856

	Specialty Retail — 3.0%
7,187	Academy Sports & Outdoors, Inc.	316,444
17,975	American Eagle Outfitters, Inc.	204,196
2,508	Asbury Automotive Group, Inc. (a)	395,637
2,976	AutoNation, Inc. (a)	316,379
6,975	Bath & Body Works, Inc.	232,825
9,725	Best Buy Co., Inc.	665,287
4,065	Buckle (The), Inc.	159,876
6,797	CarMax, Inc. (a)	428,279
7,023	Foot Locker, Inc.	222,629
1,530	Group 1 Automotive, Inc.	264,690
1,767	Lithia Motors, Inc.	350,131
988	Monro, Inc.	47,177
3,080	Penske Automotive Group, Inc.	343,790
4,994	Rent-A-Center, Inc.	104,125
925	RH (a)	234,885
1,775	Ross Stores, Inc.	169,850
10,214	Sally Beauty Holdings, Inc. (a)	129,820
3,059	Signet Jewelers Ltd.	199,569
2,408	TJX (The) Cos., Inc.	173,617
11,126	Urban Outfitters, Inc. (a)	265,466
4,420	Victoria’s Secret & Co. (a)	166,192
2,572	Williams-Sonoma, Inc.	318,491
		5,709,355

	Technology Hardware, Storage & Peripherals — 1.8%
4,436	Dell Technologies, Inc., Class C	170,342
64,273	Hewlett Packard Enterprise Co.	917,176
24,719	HP, Inc.	682,739
4,968	NetApp, Inc.	344,133
8,431	Seagate Technology Holdings PLC	418,683
23,656	Western Digital Corp. (a)	813,057
		3,346,130

	Textiles, Apparel & Luxury Goods — 1.7%
1,964	Carter’s, Inc.	133,297
3,378	Columbia Sportswear Co.	251,661
3,311	Crocs, Inc. (a)	234,253
242	Deckers Outdoor Corp. (a)	84,683
32,668	Hanesbrands, Inc.	222,796
6,044	Levi Strauss & Co., Class A	90,418
8,459	PVH Corp.	434,116
2,677	Ralph Lauren Corp.	248,131
11,946	Skechers U.S.A., Inc., Class A (a)	411,301
7,998	Tapestry, Inc.	253,377
45,588	Under Armour, Inc., Class A (a)	339,630
15,003	VF Corp.	423,835
8,362	Wolverine World Wide, Inc.	143,241
		3,270,739

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 1.6%
3,760	Axos Financial, Inc. (a)	$146,490
5,168	Capitol Federal Financial, Inc.	42,274
10,867	Essent Group Ltd.	430,116
29,559	MGIC Investment Corp.	403,480
5,398	Mr. Cooper Group, Inc. (a)	213,167
35,541	New York Community Bancorp, Inc.	330,887
10,733	NMI Holdings, Inc., Class A (a)	235,375
5,096	PennyMac Financial Services, Inc.	271,719
6,600	Provident Financial Services, Inc.	147,972
19,645	Radian Group, Inc.	409,991
3,621	Walker & Dunlop, Inc.	325,745
		2,957,216

	Tobacco — 0.1%
3,799	Universal Corp.	192,267

	Trading Companies & Distributors — 2.0%
9,777	Air Lease Corp.	345,030
4,155	Beacon Roofing Supply, Inc. (a)	234,134
3,677	Boise Cascade Co.	245,513
2,671	GATX Corp.	279,680
3,259	Global Industrial Co.	103,441
4,541	H&E Equipment Services, Inc.	171,468
511	McGrath RentCorp	48,060
2,082	MSC Industrial Direct Co., Inc., Class A	172,764
8,701	NOW, Inc. (a)	110,764
3,987	Rush Enterprises, Inc., Class A	198,911
1,456	SiteOne Landscape Supply, Inc. (a)	168,707
6,924	Triton International Ltd.	420,218
2,280	United Rentals, Inc. (a)	719,819
1,789	Veritiv Corp. (a)	207,989
2,539	WESCO International, Inc. (a)	349,798
		3,776,296

	Wireless Telecommunication Services — 0.4%
15,728	Telephone and Data Systems, Inc.	267,376
1,115	T-Mobile US, Inc. (a)	168,989
8,399	United States Cellular Corp. (a)	261,797
		698,162
	Total Common Stocks — 99.9%	190,202,383
	(Cost $196,200,637)

	Money Market Funds — 0.2%
248,487	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	248,487

Shares	Description	Value

	Money Market Funds (Continued)
97,282	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.85% (c)	$97,282
	Total Money Market Funds — 0.2%	345,769
	(Cost $345,769)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$391,279	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $391,311. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $398,729. (d)	391,279
	(Cost $391,279)

	Total Investments — 100.3%	190,939,431
	(Cost $196,937,685)
	Net Other Assets and Liabilities — (0.3)%	(493,214)
	Net Assets — 100.0%	$190,446,217

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $610,702 and the total value of the collateral held by the Fund is $639,766.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$190,202,383	$190,202,383	$—	$—
Money Market Funds	345,769	345,769	—	—
Repurchase Agreements	391,279	—	391,279	—
Total Investments	$190,939,431	$190,548,152	$391,279	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.1%
3,093	AAR Corp. (a)	$137,082
1,329	AeroVironment, Inc. (a)	121,604
1,127	Axon Enterprise, Inc. (a)	163,911
3,674	HEICO Corp.	597,539
1,125	Northrop Grumman Corp.	617,636
245	TransDigm Group, Inc.	141,061
		1,778,833

	Air Freight & Logistics — 0.7%
6,865	C.H. Robinson Worldwide, Inc.	670,848
1,668	Forward Air Corp.	176,591
1,637	United Parcel Service, Inc., Class B	274,639
		1,122,078

	Airlines — 0.3%
16,255	American Airlines Group, Inc. (a)	230,496
6,016	United Airlines Holdings, Inc. (a)	259,169
		489,665

	Auto Components — 0.5%
1,349	Dorman Products, Inc. (a)	110,105
1,650	Fox Factory Holding Corp. (a)	144,953
10,333	Luminar Technologies, Inc. (a) (b)	83,594
2,460	Visteon Corp. (a)	320,956
2,920	XPEL, Inc. (a) (c)	202,035
		861,643

	Automobiles — 0.4%
7,481	Harley-Davidson, Inc.	321,683
1,456	Tesla, Inc. (a)	331,298
		652,981

	Banks — 1.4%
2,188	BancFirst Corp.	209,654
1,972	Commerce Bancshares, Inc.	139,697
1,480	Cullen/Frost Bankers, Inc.	229,474
7,729	CVB Financial Corp.	221,977
11,005	First BanCorp	173,769
3,119	First Financial Bankshares, Inc.	120,050
1,522	Lakeland Financial Corp.	125,793
1,207	Live Oak Bancshares, Inc.	39,191
5,991	OFG Bancorp	167,029
2,431	Pacific Premier Bancorp, Inc.	88,513
1,631	ServisFirst Bancshares, Inc.	122,863
999	Silvergate Capital Corp., Class A (a)	56,703
2,474	SouthState Corp.	223,724
2,214	Stock Yards Bancorp, Inc.	173,113
679	Triumph Bancorp, Inc. (a)	34,969
1,985	Western Alliance Bancorp	133,332
		2,259,851

	Beverages — 1.8%
5,802	Brown-Forman Corp., Class B	394,536
3,597	Celsius Holdings, Inc. (a)	327,615

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
4,721	Coca-Cola (The) Co.	$282,552
317	Coca-Cola Consolidated, Inc.	154,382
1,682	Constellation Brands, Inc., Class A	415,588
2,559	Duckhorn Portfolio (The), Inc. (a)	37,413
1,773	MGP Ingredients, Inc.	198,665
4,442	Monster Beverage Corp. (a)	416,304
1,693	National Beverage Corp.	80,282
3,240	PepsiCo, Inc.	588,319
		2,895,656

	Biotechnology — 5.1%
1,971	AbbVie, Inc.	288,555
6,771	ACADIA Pharmaceuticals, Inc. (a)	108,539
2,643	Alnylam Pharmaceuticals, Inc. (a)	547,788
1,714	Amgen, Inc.	463,380
10,611	Amicus Therapeutics, Inc. (a)	106,110
3,821	Apellis Pharmaceuticals, Inc. (a)	231,132
5,755	Arcus Biosciences, Inc. (a)	146,637
1,974	Arrowhead Pharmaceuticals, Inc. (a)	68,715
7,874	Avid Bioservices, Inc. (a)	133,386
4,108	Beam Therapeutics, Inc. (a)	180,999
11,948	BioCryst Pharmaceuticals, Inc. (a)	159,506
1,142	Blueprint Medicines Corp. (a)	59,201
7,573	Bridgebio Pharma, Inc. (a)	78,986
998	CRISPR Therapeutics AG (a)	52,235
6,732	Cytokinetics, Inc. (a)	293,919
10,611	Dynavax Technologies Corp. (a)	121,496
4,161	Exelixis, Inc. (a)	68,989
14,465	FibroGen, Inc. (a)	235,490
6,261	Gilead Sciences, Inc.	491,238
3,300	Halozyme Therapeutics, Inc. (a)	157,773
7,430	ImmunityBio, Inc. (a)	40,865
5,796	Incyte Corp. (a)	430,875
5,143	Insmed, Inc. (a)	89,077
7,375	Ionis Pharmaceuticals, Inc. (a)	325,975
429	Ligand Pharmaceuticals, Inc. (a)	37,602
15,113	Lyell Immunopharma, Inc. (a) (b)	88,865
1,868	Mirati Therapeutics, Inc. (a)	125,754
4,466	Natera, Inc. (a)	209,723
3,189	Prometheus Biosciences, Inc. (a)	167,486
3,104	Prothena Corp. PLC (a)	190,710
3,749	PTC Therapeutics, Inc. (a)	141,787
14,149	Recursion Pharmaceuticals, Inc., Class A (a)	149,272
768	Regeneron Pharmaceuticals, Inc. (a)	575,040
5,696	REGENXBIO, Inc. (a)	134,824
1,651	Relay Therapeutics, Inc. (a)	36,685
1,873	REVOLUTION Medicines, Inc. (a)	37,947
2,829	Sage Therapeutics, Inc. (a)	106,540
2,951	Sarepta Therapeutics, Inc. (a)	336,473
4,496	Travere Therapeutics, Inc. (a)	97,473
1,048	Twist Bioscience Corp. (a)	34,406
1,968	uniQure N.V. (a)	36,644
935	United Therapeutics Corp. (a)	215,546

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
1,827	Vertex Pharmaceuticals, Inc. (a)	$570,024
5,795	Xencor, Inc. (a)	162,260
		8,335,927

	Building Products — 1.7%
2,686	A.O. Smith Corp.	147,139
2,794	AAON, Inc.	180,185
2,623	Advanced Drainage Systems, Inc.	303,953
727	Allegion PLC	76,168
2,470	Armstrong World Industries, Inc.	186,658
5,536	Builders FirstSource, Inc. (a)	341,350
2,358	Carlisle Cos., Inc.	563,091
1,571	CSW Industrials, Inc.	202,533
21,097	Janus International Group, Inc. (a)	203,164
11,329	Masco Corp.	524,193
832	Simpson Manufacturing Co., Inc.	71,119
		2,799,553

	Capital Markets — 1.7%
1,053	Ares Management Corp., Class A	79,849
1,538	Blackstone, Inc.	140,173
1,042	Cohen & Steers, Inc.	62,687
965	FactSet Research Systems, Inc.	410,598
2,389	Focus Financial Partners, Inc., Class A (a)	83,113
6,075	Golub Capital BDC, Inc.	78,793
619	Hamilton Lane, Inc., Class A	37,029
2,596	Houlihan Lokey, Inc.	231,875
3,062	Interactive Brokers Group, Inc., Class A	245,419
3,026	LPL Financial Holdings, Inc.	773,597
1,092	Moelis & Co., Class A	46,366
307	Morningstar, Inc.	71,279
305	MSCI, Inc.	143,002
1,505	Northern Trust Corp.	126,947
1,658	PJT Partners, Inc., Class A	123,355
1,507	StepStone Group, Inc., Class A	44,487
		2,698,569

	Chemicals — 3.4%
2,273	Air Products and Chemicals, Inc.	569,159
2,061	Ashland, Inc.	216,240
9,293	Axalta Coating Systems Ltd. (a)	216,713
1,073	Balchem Corp.	150,005
5,105	Cabot Corp.	375,115
6,869	CF Industries Holdings, Inc.	729,900
11,569	Corteva, Inc.	755,919
5,004	FMC Corp.	594,976
35,506	Ginkgo Bioworks Holdings, Inc. (a) (b)	96,931
10,642	Livent Corp. (a)	335,968
7,774	LSB Industries, Inc. (a)	137,056
13,681	Mosaic (The) Co.	735,354
3,132	RPM International, Inc.	296,193
941	Sensient Technologies Corp.	67,244

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
7,723	Valvoline, Inc.	$226,747
		5,503,520

	Commercial Services & Supplies — 2.5%
1,554	Brink’s (The) Co.	92,665
3,416	Casella Waste Systems, Inc., Class A (a)	279,463
1,363	Cintas Corp.	582,750
2,966	Clean Harbors, Inc. (a)	363,216
2,486	Copart, Inc. (a)	285,940
11,658	Driven Brands Holdings, Inc. (a)	372,823
6,145	IAA, Inc. (a)	233,080
1,097	Montrose Environmental Group, Inc. (a)	48,027
4,860	Republic Services, Inc.	644,533
11,138	Rollins, Inc.	468,687
1,015	Tetra Tech, Inc.	143,399
3,302	Waste Management, Inc.	522,938
		4,037,521

	Communications Equipment — 1.5%
7,689	ADTRAN Holdings, Inc.	172,695
4,685	Arista Networks, Inc. (a)	566,229
4,268	Calix, Inc. (a)	314,296
1,798	Clearfield, Inc. (a)	218,403
20,433	CommScope Holding Co., Inc. (a)	270,533
14,398	Extreme Networks, Inc. (a)	258,300
7,630	Infinera Corp. (a)	42,804
1,725	Motorola Solutions, Inc.	430,750
4,807	NetScout Systems, Inc. (a)	172,667
		2,446,677

	Construction & Engineering — 0.8%
2,831	Ameresco, Inc., Class A (a)	171,219
1,970	Dycom Industries, Inc. (a)	232,814
1,216	NV5 Global, Inc. (a)	176,259
1,214	Valmont Industries, Inc.	387,533
8,088	WillScot Mobile Mini Holdings Corp. (a)	343,983
		1,311,808

	Construction Materials — 0.1%
1,826	Eagle Materials, Inc.	223,338

	Consumer Finance — 0.2%
298	Credit Acceptance Corp. (a)	138,755
13,368	SoFi Technologies, Inc. (a) (b)	72,722
1,776	Upstart Holdings, Inc. (a) (b)	41,167
		252,644

	Containers & Packaging — 0.3%
16,524	Graphic Packaging Holding Co.	379,391

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
1,466	Sealed Air Corp.	$69,811
		449,202

	Distributors — 0.8%
9,307	Funko, Inc., Class A (a)	192,190
4,428	Genuine Parts Co.	787,564
831	Pool Corp.	252,815
		1,232,569

	Diversified Consumer Services — 0.5%
1,753	Chegg, Inc. (a)	37,812
1,163	Duolingo, Inc. (a)	95,180
1,347	Grand Canyon Education, Inc. (a)	135,549
7,668	H&R Block, Inc.	315,538
2,260	Service Corp. International	136,979
4,477	Stride, Inc. (a)	150,024
		871,082

	Diversified Financial Services — 0.1%
4,168	Compass Diversified Holdings	88,695

	Diversified Telecommunication Services — 0.3%
708	Cogent Communications Holdings, Inc.	37,177
69,673	Globalstar, Inc. (a)	151,190
5,881	Iridium Communications, Inc. (a)	303,048
		491,415

	Electric Utilities — 0.5%
1,147	MGE Energy, Inc.	78,099
6,746	NextEra Energy, Inc.	522,815
3,579	OGE Energy Corp.	131,099
2,447	Otter Tail Corp.	164,977
		896,990

	Electrical Equipment — 0.9%
11,350	Array Technologies, Inc. (a)	205,435
3,354	Atkore, Inc. (a)	319,636
7,531	Bloom Energy Corp., Class A (a)	140,905
8,840	ChargePoint Holdings, Inc. (a) (b)	123,583
1,629	Encore Wire Corp.	224,134
723	Generac Holdings, Inc. (a)	83,803
12,588	Plug Power, Inc. (a)	201,156
5,141	Shoals Technologies Group, Inc., Class A (a)	118,809
623	Vicor Corp. (a)	29,761
		1,447,222

	Electronic Equipment, Instruments & Components — 1.6%
1,945	Advanced Energy Industries, Inc.	152,974
7,899	Amphenol Corp., Class A	598,981
1,629	Badger Meter, Inc.	183,230

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
3,135	Belden, Inc.	$218,290
9,113	Corning, Inc.	293,165
4,518	CTS Corp.	178,552
5,652	Jabil, Inc.	363,141
3,361	Keysight Technologies, Inc. (a)	585,318
328	Littelfuse, Inc.	72,242
		2,645,893

	Energy Equipment & Services — 2.6%
2,883	Cactus, Inc., Class A	149,109
10,000	ChampionX Corp.	286,200
8,695	Expro Group Holdings N.V. (a)	164,596
15,689	Halliburton Co.	571,393
7,058	Helmerich & Payne, Inc.	349,442
14,841	Liberty Energy, Inc. (a)	250,961
742	Nabors Industries Ltd. (a)	129,130
25,430	NexTier Oilfield Solutions, Inc. (a)	256,334
22,341	Patterson-UTI Energy, Inc.	394,319
21,724	RPC, Inc.	241,788
14,734	Schlumberger N.V.	766,610
14,950	Transocean Ltd. (a)	55,016
6,665	Valaris Ltd. (a)	446,089
5,828	Weatherford International PLC (a)	242,911
		4,303,898

	Entertainment — 0.9%
9,617	AMC Entertainment Holdings, Inc., Class A (a) (b)	64,049
9,148	Cinemark Holdings, Inc. (a)	97,060
5,080	Live Nation Entertainment, Inc. (a)	404,419
2,513	Madison Square Garden Entertainment Corp. (a)	123,212
849	Madison Square Garden Sports Corp.	132,962
7,379	ROBLOX Corp., Class A (a)	330,137
2,811	Warner Music Group Corp., Class A	73,142
2,682	World Wrestling Entertainment, Inc., Class A	211,583
		1,436,564

	Equity Real Estate Investment Trusts — 3.1%
1,931	Agree Realty Corp.	132,660
360	Alexander’s, Inc.	84,561
3,924	American Homes 4 Rent, Class A	125,333
13,920	Apple Hospitality REIT, Inc.	238,310
1,628	CubeSmart	68,164
2,342	Easterly Government Properties, Inc.	40,727
1,819	EPR Properties	70,213
2,049	Equity LifeStyle Properties, Inc.	131,054

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,898	Essential Properties Realty Trust, Inc.	$40,845
2,237	Extra Space Storage, Inc.	396,933
1,527	Four Corners Property Trust, Inc.	39,122
5,978	Gaming and Leisure Properties, Inc.	299,617
2,799	Getty Realty Corp.	88,141
33,309	Host Hotels & Resorts, Inc.	628,874
1,731	InvenTrust Properties Corp.	43,621
3,813	Invitation Homes, Inc.	120,834
8,785	Iron Mountain, Inc.	439,865
3,788	Kite Realty Group Trust	74,396
791	Lamar Advertising Co., Class A	72,954
1,178	Life Storage, Inc.	130,299
2,010	LTC Properties, Inc.	77,727
1,637	National Retail Properties, Inc.	68,803
2,431	Outfront Media, Inc.	43,880
1,590	PotlatchDeltic Corp.	70,739
440	Public Storage	136,290
4,353	Rayonier, Inc.	146,696
2,684	Retail Opportunity Investments Corp.	38,864
3,546	Ryman Hospitality Properties, Inc.	315,310
985	Saul Centers, Inc.	40,336
452	SBA Communications Corp.	121,995
951	Sun Communities, Inc.	128,242
5,502	Tanger Factory Outlet Centers, Inc.	99,091
8,860	VICI Properties, Inc.	283,697
4,508	Weyerhaeuser Co.	139,433
		4,977,626

	Food & Staples Retailing — 0.7%
4,480	BJ’s Wholesale Club Holdings, Inc. (a)	346,752
5,197	Chefs’ Warehouse (The), Inc. (a)	190,366
5,879	Grocery Outlet Holding Corp. (a)	203,237
5,463	Sysco Corp.	472,877
		1,213,232

	Food Products — 1.5%
3,385	Cal-Maine Foods, Inc.	191,286
3,945	Darling Ingredients, Inc. (a)	309,604
10,569	Flowers Foods, Inc.	303,436
2,399	Hershey (The) Co.	572,809
6,478	Hostess Brands, Inc. (a)	171,538
4,215	Lamb Weston Holdings, Inc.	363,417
2,353	Simply Good Foods (The) Co. (a)	90,120
7,780	Sovos Brands, Inc. (a)	107,831
4,524	Tootsie Roll Industries, Inc.	182,724
9,970	Utz Brands, Inc.	161,614
		2,454,379

	Gas Utilities — 0.7%
652	Chesapeake Utilities Corp.	81,096
5,299	National Fuel Gas Co.	357,630

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
6,743	New Jersey Resources Corp.	$301,008
3,707	ONE Gas, Inc.	287,218
2,093	Spire, Inc.	146,112
		1,173,064

	Health Care Equipment & Supplies — 2.7%
2,733	Abbott Laboratories	270,403
944	AtriCure, Inc. (a)	39,761
133	Atrion Corp.	79,841
2,137	Axonics, Inc. (a)	156,300
1,187	Becton, Dickinson and Co.	280,096
1,599	Dexcom, Inc. (a)	193,127
2,081	Glaukos Corp. (a)	116,682
1,095	Globus Medical, Inc., Class A (a)	73,365
3,525	Haemonetics Corp. (a)	299,449
4,099	Hologic, Inc. (a)	277,912
2,694	Inari Medical, Inc. (a)	207,250
368	Inspire Medical Systems, Inc. (a)	71,742
1,153	Insulet Corp. (a)	298,408
1,562	iRhythm Technologies, Inc. (a)	199,139
4,638	Lantheus Holdings, Inc. (a)	343,166
1,960	Merit Medical Systems, Inc. (a)	134,789
859	Novocure Ltd. (a)	60,697
688	Penumbra, Inc. (a)	117,971
4,539	PROCEPT BioRobotics Corp. (a) (b)	206,207
1,212	ResMed, Inc.	271,112
1,173	Shockwave Medical, Inc. (a)	343,865
3,345	Silk Road Medical, Inc. (a)	147,448
925	STAAR Surgical Co. (a)	65,555
1,232	Zimmer Biomet Holdings, Inc.	139,647
		4,393,932

	Health Care Providers & Services — 2.3%
3,338	Acadia Healthcare Co., Inc. (a)	271,379
10,020	AdaptHealth Corp. (a)	228,456
5,260	Agiliti, Inc. (a)	91,892
11,142	agilon health, Inc. (a)	221,169
12,715	Alignment Healthcare, Inc. (a)	168,346
3,078	AMN Healthcare Services, Inc. (a)	386,289
21,705	Cano Health, Inc. (a)	77,704
299	Chemed Corp.	139,594
544	CorVel Corp. (a)	89,330
1,212	Guardant Health, Inc. (a)	59,994
2,914	HealthEquity, Inc. (a)	227,030
33,725	Hims & Hers Health, Inc. (a)	153,111
16,734	LifeStance Health Group, Inc. (a) (b)	126,342
1,945	McKesson Corp.	757,325
10,642	Oak Street Health, Inc. (a)	215,288
10,365	Option Care Health, Inc. (a)	313,645
2,989	Progyny, Inc. (a)	132,921

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
486	US Physical Therapy, Inc.	$43,157
		3,702,972

	Health Care Technology — 0.2%
4,190	Evolent Health, Inc., Class A (a)	133,284
12,911	Multiplan Corp. (a)	37,055
2,954	Phreesia, Inc. (a)	80,703
1,478	Schrodinger, Inc. (a)	35,428
1,551	Simulations Plus, Inc.	64,366
		350,836

	Hotels, Restaurants & Leisure — 5.7%
2,518	Airbnb, Inc., Class A (a)	269,199
161	Booking Holdings, Inc. (a)	300,986
2,738	Boyd Gaming Corp.	158,147
4,435	Brinker International, Inc. (a)	148,085
2,022	Caesars Entertainment, Inc. (a)	88,422
352	Chipotle Mexican Grill, Inc. (a)	527,412
1,787	Choice Hotels International, Inc.	232,024
709	Churchill Downs, Inc.	147,408
1,626	Cracker Barrel Old Country Store, Inc.	185,722
5,234	Darden Restaurants, Inc.	749,195
4,852	Dave & Buster’s Entertainment, Inc. (a)	193,352
2,369	Dine Brands Global, Inc.	170,781
8,618	DraftKings, Inc., Class A (a)	136,164
2,416	Dutch Bros, Inc., Class A (a) (b)	89,175
6,830	Everi Holdings, Inc. (a)	129,633
2,157	Golden Entertainment, Inc. (a)	91,069
5,950	Hilton Grand Vacations, Inc. (a)	233,478
4,385	Hilton Worldwide Holdings, Inc.	593,115
2,033	Jack in the Box, Inc.	179,372
6,528	Krispy Kreme, Inc. (b)	93,677
3,774	Marriott International, Inc., Class A	604,255
1,146	McDonald’s Corp.	312,468
1,973	Monarch Casino & Resort, Inc. (a)	156,676
11,485	Norwegian Cruise Line Holdings Ltd. (a)	193,982
1,131	Planet Fitness, Inc., Class A (a)	74,058
3,233	Red Rock Resorts, Inc., Class A	134,655
5,164	Royal Caribbean Cruises Ltd. (a)	275,654
5,734	SeaWorld Entertainment, Inc. (a)	333,489
4,253	Six Flags Entertainment Corp. (a)	94,842
6,278	Starbucks Corp.	543,612
14,912	Target Hospitality Corp. (a) (b)	181,479
3,738	Texas Roadhouse, Inc.	369,875
1,912	Travel + Leisure Co.	72,618
605	Vail Resorts, Inc.	132,574
10,471	Wendy’s (The) Co.	217,587
1,560	Wingstop, Inc.	247,088
1,063	Wyndham Hotels & Resorts, Inc.	80,714
4,140	Wynn Resorts Ltd. (a)	264,546

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,487	Yum! Brands, Inc.	$294,088
		9,300,676

	Household Durables — 0.4%
6,170	Skyline Champion Corp. (a)	359,156
10,810	Tempur Sealy International, Inc.	290,681
		649,837

	Household Products — 0.3%
3,765	Colgate-Palmolive Co.	278,008
1,020	Procter & Gamble (The) Co.	137,363
428	WD-40 Co.	68,549
		483,920

	Independent Power and Renewable Electricity Producers — 0.7%
4,097	Clearway Energy, Inc., Class C	142,330
10,790	Montauk Renewables, Inc. (a)	161,526
3,027	Ormat Technologies, Inc.	273,792
6,818	Sunnova Energy International, Inc. (a)	126,406
15,533	Vistra Corp.	356,793
		1,060,847

	Insurance — 2.6%
1,442	Aon PLC, Class A	405,909
3,089	Arthur J. Gallagher & Co.	577,890
6,387	Brown & Brown, Inc.	375,492
5,713	BRP Group, Inc., Class A (a)	161,964
1,174	Erie Indemnity Co., Class A	301,730
1,277	Kinsale Capital Group, Inc.	402,472
2,587	Marsh & McLennan Cos., Inc.	417,775
2,248	Palomar Holdings, Inc. (a)	199,982
637	RLI Corp.	82,855
6,424	Ryan Specialty Holdings, Inc. (a)	288,116
1,864	Trupanion, Inc. (a)	94,076
10,238	W.R. Berkley Corp.	761,502
150	White Mountains Insurance Group Ltd.	212,422
		4,282,185

	Interactive Media & Services — 0.3%
1,346	Alphabet, Inc., Class A (a)	127,210
2,606	Cargurus, Inc. (a)	37,943
5,600	Pinterest, Inc., Class A (a)	137,760
9,124	ZipRecruiter, Inc., Class A (a)	153,010
		455,923

	Internet & Direct Marketing Retail — 0.3%
2,641	Etsy, Inc. (a)	248,016
3,314	Xometry, Inc., Class A (a) (b)	199,039
		447,055

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 3.0%
1,028	Accenture PLC, Class A	$291,849
1,708	Automatic Data Processing, Inc.	412,824
2,328	Cloudflare, Inc., Class A (a)	131,113
584	Concentrix Corp.	71,382
1,178	EVERTEC, Inc.	42,184
1,771	ExlService Holdings, Inc. (a)	322,056
731	FleetCor Technologies, Inc. (a)	136,054
3,278	Flywire Corp. (a)	71,952
1,912	Gartner, Inc. (a)	577,271
3,682	GoDaddy, Inc., Class A (a)	296,033
8,038	Grid Dynamics Holdings, Inc. (a)	109,397
2,119	Jack Henry & Associates, Inc.	421,808
453	Mastercard, Inc., Class A	148,665
2,357	Paychex, Inc.	278,857
13,538	Remitly Global, Inc. (a)	157,312
14,616	Sabre Corp. (a)	84,919
3,375	Shift4 Payments, Inc., Class A (a)	155,149
1,556	Snowflake, Inc., Class A (a)	249,427
3,524	Squarespace, Inc., Class A (a)	78,268
11,705	Toast, Inc., Class A (a)	258,563
741	VeriSign, Inc. (a)	148,541
9,795	Verra Mobility Corp. (a)	167,201
725	Visa, Inc., Class A	150,191
514	WEX, Inc. (a)	84,368
		4,845,384

	Leisure Products — 0.3%
6,000	Acushnet Holdings Corp.	279,420
10,333	Mattel, Inc. (a)	195,914
		475,334

	Life Sciences Tools & Services — 1.3%
2,176	Agilent Technologies, Inc.	301,050
1,229	Bruker Corp.	76,001
10,227	Cytek Biosciences, Inc. (a) (b)	158,723
1,495	Danaher Corp.	376,247
711	IQVIA Holdings, Inc. (a)	149,075
2,555	Maravai LifeSciences Holdings, Inc., Class A (a)	42,413
1,660	Medpace Holdings, Inc. (a)	368,487
119	Mettler-Toledo International, Inc. (a)	150,527
1,046	Repligen Corp. (a)	190,884
522	Thermo Fisher Scientific, Inc.	268,292
		2,081,699

	Machinery — 3.4%
1,357	AGCO Corp.	168,499
1,415	Chart Industries, Inc. (a)	315,375
2,236	Crane Holdings Co.	224,360
1,584	Deere & Co.	626,979
5,096	Energy Recovery, Inc. (a)	131,120
6,213	Enerpac Tool Group Corp.	157,872
1,772	EnPro Industries, Inc.	188,718

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
3,992	Franklin Electric Co., Inc.	$327,104
2,176	Graco, Inc.	151,406
730	Helios Technologies, Inc.	41,384
2,647	IDEX Corp.	588,455
2,138	Illinois Tool Works, Inc.	456,527
8,929	Ingersoll Rand, Inc.	450,915
664	Kadant, Inc.	118,159
2,076	Lincoln Electric Holdings, Inc.	294,792
1,051	Lindsay Corp.	177,934
5,488	Mueller Industries, Inc.	343,768
1,820	Nordson Corp.	409,500
2,018	Otis Worldwide Corp.	142,552
22,245	Proterra, Inc. (a)	138,809
		5,454,228

	Marine — 0.2%
4,294	Kirby Corp. (a)	299,507

	Media — 0.2%
1,564	Nexstar Media Group, Inc.	267,913
1,272	TechTarget, Inc. (a)	82,108
		350,021

	Metals & Mining — 1.3%
7,072	ATI, Inc. (a)	210,463
9,686	Cleveland-Cliffs, Inc. (a)	125,821
14,134	Freeport-McMoRan, Inc.	447,907
2,352	Materion Corp.	201,590
2,390	MP Materials Corp. (a)	71,796
6,180	Nucor Corp.	811,928
695	Royal Gold, Inc.	65,997
6,617	Warrior Met Coal, Inc.	245,755
		2,181,257

	Mortgage Real Estate Investment Trusts — 0.1%
4,449	Apollo Commercial Real Estate Finance, Inc.	50,096
3,211	Arbor Realty Trust, Inc.	44,215
4,746	MFA Financial, Inc.	47,270
		141,581

	Multiline Retail — 0.3%
2,838	Dollar Tree, Inc. (a)	449,823
3,098	Franchise Group, Inc.	94,024
		543,847

	Multi-Utilities — 0.2%
1,863	Dominion Energy, Inc.	130,354
5,180	NiSource, Inc.	133,074
		263,428

	Oil, Gas & Consumable Fuels — 15.3%
14,213	Antero Midstream Corp.	151,368
10,684	Antero Resources Corp. (a)	391,675

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
19,339	APA Corp.	$879,151
1,587	Arch Resources, Inc.	241,684
3,164	Callon Petroleum Co. (a)	139,089
3,985	Cheniere Energy, Inc.	702,994
3,462	Chesapeake Energy Corp.	354,059
4,602	Chevron Corp.	832,502
5,684	Civitas Resources, Inc.	397,368
9,694	CNX Resources Corp. (a)	162,956
18,865	Comstock Resources, Inc. (a)	354,285
6,461	ConocoPhillips	814,668
2,926	CONSOL Energy, Inc.	184,397
9,897	Continental Resources, Inc.	732,081
25,313	Coterra Energy, Inc.	787,994
6,494	CVR Energy, Inc.	253,656
6,934	Delek US Holdings, Inc.	205,662
3,781	Denbury, Inc. (a)	345,621
10,996	Devon Energy Corp.	850,541
5,489	Diamondback Energy, Inc.	862,377
3,772	DT Midstream, Inc.	225,188
15,275	Earthstone Energy, Inc., Class A (a) (b)	246,844
2,172	Enviva, Inc.	129,973
5,918	EOG Resources, Inc.	807,925
16,225	EQT Corp.	678,854
14,810	Equitrans Midstream Corp.	124,700
7,573	Exxon Mobil Corp.	839,164
2,131	Gulfport Energy Corp. (a)	190,746
6,067	Hess Corp.	855,932
5,357	International Seaways, Inc.	227,190
31,788	Kinder Morgan, Inc.	575,999
2,310	Kinetik Holdings, Inc. (b)	84,962
29,119	Kosmos Energy Ltd. (a)	188,982
2,395	Laredo Petroleum, Inc. (a)	154,837
13,172	Magnolia Oil & Gas Corp., Class A	338,257
29,282	Marathon Oil Corp.	891,637
6,668	Matador Resources Co.	443,089
9,275	Murphy Oil Corp.	449,930
6,865	Northern Oil and Gas, Inc.	234,371
10,760	Occidental Petroleum Corp.	781,176
10,323	ONEOK, Inc.	612,360
14,374	Ovintiv, Inc.	728,043
4,515	PDC Energy, Inc.	325,712
3,054	Pioneer Natural Resources Co.	783,076
12,913	Range Resources Corp.	367,762
8,673	SM Energy Co.	390,112
53,298	Southwestern Energy Co. (a)	369,355
11,302	Talos Energy, Inc. (a)	240,507
10,958	Targa Resources Corp.	749,198
15,450	Tellurian, Inc. (a)	41,715
372	Texas Pacific Land Corp.	857,040
6,188	Valero Energy Corp.	776,903
18,475	Williams (The) Cos., Inc.	604,687
		24,960,354

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.2%
5,098	Louisiana-Pacific Corp.	$288,802

	Personal Products — 0.4%
6,384	Beauty Health (The) Co. (a)	72,969
3,652	BellRing Brands, Inc. (a)	88,451
5,002	elf Beauty, Inc. (a)	216,387
1,995	Inter Parfums, Inc.	161,356
695	Medifast, Inc.	81,308
		620,471

	Pharmaceuticals — 2.2%
3,942	Amphastar Pharmaceuticals, Inc. (a)	121,808
1,692	Arvinas, Inc. (a)	84,109
7,441	Bristol-Myers Squibb Co.	576,454
5,872	Corcept Therapeutics, Inc. (a)	167,939
1,195	Eli Lilly & Co.	432,698
2,501	Harmony Biosciences Holdings, Inc. (a)	130,052
2,804	Intra-Cellular Therapies, Inc. (a)	128,059
1,468	Jazz Pharmaceuticals PLC (a)	211,084
1,619	Johnson & Johnson	281,658
6,142	Merck & Co., Inc.	621,570
1,415	Pacira BioSciences, Inc. (a)	73,240
12,087	Pfizer, Inc.	562,650
14,616	SIGA Technologies, Inc. (b)	134,321
		3,525,642

	Professional Services — 1.1%
4,399	CBIZ, Inc. (a)	218,366
5,546	CoStar Group, Inc. (a)	458,765
744	Exponent, Inc.	70,874
1,575	FTI Consulting, Inc. (a)	245,117
2,841	Huron Consulting Group, Inc. (a)	209,183
6,038	KBR, Inc.	300,511
6,280	Sterling Check Corp. (a)	122,648
755	Verisk Analytics, Inc.	138,037
		1,763,501

	Real Estate Management & Development — 0.1%
6,715	eXp World Holdings, Inc. (b)	88,705
2,388	Kennedy-Wilson Holdings, Inc.	39,665
1,153	St. Joe (The) Co.	40,966
		169,336

	Road & Rail — 2.1%
2,587	ArcBest Corp.	205,485
2,197	Avis Budget Group, Inc. (a)	519,503
9,928	CSX Corp.	288,508
16,029	Hertz Global Holdings, Inc. (a)	294,934
2,259	Landstar System, Inc.	352,901
4,953	Lyft, Inc., Class A (a)	72,512
1,261	Norfolk Southern Corp.	287,596
1,553	Old Dominion Freight Line, Inc.	426,454
1,030	Saia, Inc. (a)	204,826

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
4,859	TuSimple Holdings, Inc., Class A (a)	$16,666
19,960	Uber Technologies, Inc. (a)	530,337
1,358	Union Pacific Corp.	267,716
		3,467,438

	Semiconductors & Semiconductor Equipment — 3.4%
2,986	Allegro MicroSystems, Inc. (a)	75,874
1,898	Analog Devices, Inc.	270,693
1,572	Applied Materials, Inc.	138,792
3,107	Axcelis Technologies, Inc. (a)	180,206
290	Broadcom, Inc.	136,335
2,845	Cirrus Logic, Inc. (a)	190,956
2,383	Enphase Energy, Inc. (a)	731,581
2,351	Impinj, Inc. (a)	269,495
874	KLA Corp.	276,577
1,326	Lattice Semiconductor Corp. (a)	64,324
2,519	MACOM Technology Solutions Holdings, Inc. (a)	145,775
3,001	Marvell Technology, Inc.	119,080
2,308	MaxLinear, Inc. (a)	71,271
6,329	Microchip Technology, Inc.	390,752
354	Monolithic Power Systems, Inc.	120,165
2,619	NXP Semiconductors N.V.	382,584
10,608	ON Semiconductor Corp. (a)	651,649
2,037	Onto Innovation, Inc. (a)	136,153
7,577	Photronics, Inc. (a)	122,899
2,341	QUALCOMM, Inc.	275,442
5,922	Rambus, Inc. (a)	178,608
1,057	Silicon Laboratories, Inc. (a)	121,470
1,709	Texas Instruments, Inc.	274,517
1,894	Wolfspeed, Inc. (a)	149,153
		5,474,351

	Software — 5.2%
5,323	Adeia, Inc.	59,511
2,720	Agilysys, Inc. (a)	174,542
3,017	Alarm.com Holdings, Inc. (a)	177,520
7,361	Alkami Technology, Inc. (a)	116,672
1,984	Alteryx, Inc., Class A (a)	96,680
1,058	Appfolio, Inc., Class A (a)	132,642
1,661	Asana, Inc., Class A (a)	34,217
1,416	Autodesk, Inc. (a)	303,449
973	Bill.com Holdings, Inc. (a)	129,759
838	Blackbaud, Inc. (a)	45,839
8,024	Box, Inc., Class A (a)	233,097
3,237	Cadence Design Systems, Inc. (a)	490,049
4,846	Clear Secure, Inc., Class A (a)	130,939
696	CommVault Systems, Inc. (a)	42,380
1,554	Confluent, Inc., Class A (a)	41,772
781	Crowdstrike Holdings, Inc., Class A (a)	125,897
2,563	Digital Turbine, Inc. (a)	37,420
9,541	DoubleVerify Holdings, Inc. (a)	278,883

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,297	Dropbox, Inc., Class A (a)	$136,960
909	Elastic N.V. (a)	58,131
317	Fair Isaac Corp. (a)	151,792
2,621	Fortinet, Inc. (a)	149,816
2,847	Freshworks, Inc., Class A (a)	38,691
914	InterDigital, Inc.	45,581
683	Intuit, Inc.	291,983
1,666	Jamf Holding Corp. (a)	39,434
1,471	Manhattan Associates, Inc. (a)	178,977
7,028	Marathon Digital Holdings, Inc. (a) (b)	92,137
4,624	MeridianLink, Inc. (a)	83,232
174	MicroStrategy, Inc., Class A (a) (b)	46,547
12,002	N-able, Inc. (a)	129,982
1,913	nCino, Inc. (a)	60,221
3,411	New Relic, Inc. (a)	202,068
5,318	Nutanix, Inc., Class A (a)	145,713
1,601	PagerDuty, Inc. (a)	39,929
2,358	Palo Alto Networks, Inc. (a)	404,609
1,171	Paycom Software, Inc. (a)	405,166
6,621	Paycor HCM, Inc. (a)	201,742
1,080	Paylocity Holding Corp. (a)	250,333
9,020	PowerSchool Holdings, Inc., Class A (a)	180,400
2,637	Procore Technologies, Inc. (a)	144,138
2,603	Progress Software Corp.	132,831
3,693	PTC, Inc. (a)	435,146
1,872	Qualys, Inc. (a)	266,872
2,552	SentinelOne, Inc., Class A (a)	58,288
1,899	Smartsheet, Inc., Class A (a)	66,313
8,164	Sprinklr, Inc., Class A (a)	75,517
609	Sprout Social, Inc., Class A (a)	36,741
1,050	SPS Commerce, Inc. (a)	132,846
1,264	Synopsys, Inc. (a)	369,783
1,112	Tyler Technologies, Inc. (a)	359,543
846	Workday, Inc., Class A (a)	131,824
968	Workiva, Inc. (a)	75,320
783	Zscaler, Inc. (a)	120,660
		8,390,534

	Specialty Retail — 3.3%
309	AutoZone, Inc. (a)	782,660
1,288	Boot Barn Holdings, Inc. (a)	73,158
3,117	Dick’s Sporting Goods, Inc.	354,590
1,422	Five Below, Inc. (a)	208,110
3,714	Floor & Decor Holdings, Inc., Class A (a)	272,496
5,192	GameStop Corp., Class A (a) (b)	146,986
1,917	Home Depot (The), Inc.	567,681
7,531	Leslie’s, Inc. (a)	105,735
2,816	Lowe’s Cos., Inc.	548,979
1,186	Murphy USA, Inc.	373,009
940	O’Reilly Automotive, Inc. (a)	786,940
2,078	Tractor Supply Co.	456,682
1,648	Ulta Beauty, Inc. (a)	691,122

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
2,768	Warby Parker, Inc., Class A (a)	$44,426
		5,412,574

	Technology Hardware, Storage & Peripherals — 0.6%
2,795	Apple, Inc.	428,585
3,236	Avid Technology, Inc. (a)	88,958
9,534	Pure Storage, Inc., Class A (a)	294,219
3,417	Super Micro Computer, Inc. (a)	237,789
		1,049,551

	Textiles, Apparel & Luxury Goods — 0.3%
3,296	Kontoor Brands, Inc.	117,667
2,096	Oxford Industries, Inc.	213,226
4,154	Steven Madden Ltd.	124,080
		454,973

	Thrifts & Mortgage Finance — 0.0%
3,562	Columbia Financial, Inc. (a)	73,163

	Tobacco — 0.2%
3,189	Altria Group, Inc.	147,555
1,551	Philip Morris International, Inc.	142,460
8,544	Vector Group Ltd.	90,737
		380,752

	Trading Companies & Distributors — 1.7%
3,174	Applied Industrial Technologies, Inc.	394,782
14,344	Core & Main, Inc., Class A (a)	338,232
25,823	Custom Truck One Source, Inc. (a)	178,953
5,745	Fastenal Co.	277,656
3,763	GMS, Inc. (a)	177,614
1,256	Herc Holdings, Inc.	147,718
8,606	Univar Solutions, Inc. (a)	219,281
1,352	W.W. Grainger, Inc.	790,041
1,014	Watsco, Inc.	274,753
		2,799,030

	Water Utilities — 0.3%
966	American States Water Co.	87,384
1,429	California Water Service Group	88,684
3,112	Essential Utilities, Inc.	137,612
478	Middlesex Water Co.	42,767
1,307	SJW Group	92,379
		448,826
	Total Common Stocks — 99.9%	162,395,862
	(Cost $146,323,006)

Shares	Description	Value

	Money Market Funds — 0.4%
714,656	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (d) (e)	$714,656
	(Cost $714,656)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$1,125,330	BNP Paribas S.A., 2.93% (d), dated 10/31/22, due 11/01/22, with a maturity value of $1,125,422. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $1,146,756. (e)	1,125,330
	(Cost $1,125,330)

	Total Investments — 101.0%	164,235,848
	(Cost $148,162,992)
	Net Other Assets and Liabilities — (1.0)%	(1,597,226)
	Net Assets — 100.0%	$162,638,622

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,794,624 and the total value of the collateral held by the Fund is $1,839,986.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of October 31, 2022.
(e)	This security serves as collateral for securities on loan.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$162,395,862	$162,395,862	$—	$—
Money Market Funds	714,656	714,656	—	—
Repurchase Agreements	1,125,330	—	1,125,330	—
Total Investments	$164,235,848	$163,110,518	$1,125,330	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.5%
6,048	BWX Technologies, Inc.	$344,615
2,188	Curtiss-Wright Corp.	367,212
1,376	Huntington Ingalls Industries, Inc.	353,728
		1,065,555

	Air Freight & Logistics — 0.3%
17,377	GXO Logistics, Inc. (a)	634,956

	Airlines — 0.3%
15,561	Alaska Air Group, Inc. (a)	691,842

	Auto Components — 2.6%
38,803	BorgWarner, Inc.	1,456,277
25,558	Gentex Corp.	677,032
150,953	Goodyear Tire & Rubber (The) Co. (a)	1,917,103
15,012	LCI Industries	1,592,923
2,547	Lear Corp.	353,294
		5,996,629

	Automobiles — 0.8%
21,768	Thor Industries, Inc.	1,773,439

	Banks — 4.9%
23,101	Bank OZK	992,881
3,429	BOK Financial Corp.	377,841
11,988	Cadence Bank	331,468
4,286	Comerica, Inc.	302,163
4,537	East West Bancorp, Inc.	324,713
52,519	F.N.B. Corp.	758,899
384	First Citizens BancShares, Inc., Class A	315,694
19,951	Hancock Whitney Corp.	1,114,662
18,494	Old National Bancorp	361,743
7,515	Pinnacle Financial Partners, Inc.	623,670
12,680	Popular, Inc.	896,730
9,140	Prosperity Bancshares, Inc.	654,150
24,366	Synovus Financial Corp.	970,985
3,612	UMB Financial Corp.	300,591
8,521	United Bankshares, Inc.	360,864
9,202	United Community Banks, Inc.	354,277
56,409	Valley National Bancorp	669,575
6,737	Webster Financial Corp.	365,550
7,470	Wintrust Financial Corp.	699,341
5,987	Zions Bancorp N.A.	310,965
		11,086,762

	Beverages — 0.6%
25,390	Molson Coors Beverage Co., Class B	1,280,418

	Biotechnology — 0.8%
78,997	Vir Biotechnology, Inc. (a)	1,736,354

	Building Products — 1.7%
17,024	Fortune Brands Home & Security, Inc.	1,026,888
1,370	Lennox International, Inc.	319,991

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
15,504	Owens Corning	$1,327,297
16,884	UFP Industries, Inc.	1,202,647
		3,876,823

	Capital Markets — 4.0%
10,894	Affiliated Managers Group, Inc.	1,352,599
14,813	Evercore, Inc., Class A	1,556,846
111,173	Invesco Ltd.	1,703,170
41,302	Jefferies Financial Group, Inc.	1,421,202
28,712	Lazard Ltd., Class A	1,082,730
18,634	SEI Investments Co.	1,011,826
17,604	Stifel Financial Corp.	1,089,160
		9,217,533

	Chemicals — 3.2%
40,212	Avient Corp.	1,386,912
49,433	Chemours (The) Co.	1,415,267
18,721	Element Solutions, Inc.	322,001
10,138	H.B. Fuller Co.	706,720
62,068	Huntsman Corp.	1,660,939
35,521	Olin Corp.	1,880,837
		7,372,676

	Communications Equipment — 0.3%
11,662	Juniper Networks, Inc.	356,857
4,442	Lumentum Holdings, Inc. (a)	330,707
		687,564

	Construction & Engineering — 1.1%
22,958	API Group Corp. (a)	378,577
3,130	Comfort Systems USA, Inc.	385,866
2,636	EMCOR Group, Inc.	371,940
9,595	MasTec, Inc. (a)	739,583
22,274	MDU Resources Group, Inc.	634,364
		2,510,330

	Consumer Finance — 2.4%
43,780	Ally Financial, Inc.	1,206,577
12,457	FirstCash Holdings, Inc.	1,226,392
51,597	OneMain Holdings, Inc.	1,989,580
65,323	SLM Corp.	1,083,708
		5,506,257

	Containers & Packaging — 2.5%
26,184	Berry Global Group, Inc. (a)	1,239,027
20,452	Greif, Inc., Class A	1,354,127
14,491	Silgan Holdings, Inc.	686,294
10,737	Sonoco Products Co.	666,553
49,310	Westrock Co.	1,679,498
		5,625,499

	Diversified Consumer Services — 0.3%
81,340	ADT, Inc. (b)	688,136

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.5%
23,120	Equitable Holdings, Inc.	$707,935
5,037	Voya Financial, Inc.	344,329
		1,052,264

	Diversified Telecommunication Services — 1.2%
52,008	Frontier Communications Parent, Inc. (a)	1,218,027
209,216	Lumen Technologies, Inc.	1,539,830
		2,757,857

	Electric Utilities — 2.6%
24,343	ALLETE, Inc.	1,369,781
8,787	Hawaiian Electric Industries, Inc.	334,257
3,074	IDACORP, Inc.	321,848
39,802	NRG Energy, Inc.	1,767,209
18,889	Pinnacle West Capital Corp.	1,269,530
21,030	Portland General Electric Co.	945,088
		6,007,713

	Electrical Equipment — 0.5%
3,870	Acuity Brands, Inc.	710,416
2,170	Regal Rexnord Corp.	274,592
11,040	Sunrun, Inc. (a)	248,510
		1,233,518

	Electronic Equipment, Instruments & Components — 3.2%
16,521	Arrow Electronics, Inc. (a)	1,672,917
42,165	Avnet, Inc.	1,694,611
17,482	Coherent Corp. (a)	587,570
10,833	IPG Photonics Corp. (a)	927,955
11,255	TD SYNNEX Corp.	1,029,945
72,919	Vontier Corp.	1,392,753
		7,305,751

	Equity Real Estate Investment Trusts — 4.1%
31,549	Apartment Income REIT Corp.	1,212,428
58,846	Broadstone Net Lease, Inc.	1,008,620
52,183	Cousins Properties, Inc.	1,239,868
16,988	Douglas Emmett, Inc.	298,819
22,596	Highwoods Properties, Inc.	637,885
128,423	Medical Properties Trust, Inc.	1,470,443
20,657	Omega Healthcare Investors, Inc.	656,480
54,107	Park Hotels & Resorts, Inc.	707,720
60,764	Physicians Realty Trust	915,106
23,218	Sabra Health Care REIT, Inc.	317,158
39,456	Vornado Realty Trust	930,767
		9,395,294

	Food & Staples Retailing — 0.3%
1,504	Casey’s General Stores, Inc.	349,996

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
11,523	US Foods Holding Corp. (a)	$342,924
		692,920

	Food Products — 1.6%
11,349	Ingredion, Inc.	1,011,423
14,877	Post Holdings, Inc. (a)	1,345,178
357	Seaboard Corp.	1,337,458
		3,694,059

	Gas Utilities — 1.0%
8,735	Southwest Gas Holdings, Inc.	638,266
47,109	UGI Corp.	1,664,361
		2,302,627

	Health Care Equipment & Supplies — 0.7%
32,232	DENTSPLY SIRONA, Inc.	993,390
3,024	Teleflex, Inc.	648,830
		1,642,220

	Health Care Providers & Services — 2.1%
3,680	DaVita, Inc. (a)	268,677
13,471	Encompass Health Corp.	733,361
9,264	Henry Schein, Inc. (a)	634,213
8,975	Premier, Inc., Class A	313,048
13,786	Select Medical Holdings Corp.	354,024
11,810	Tenet Healthcare Corp. (a)	523,892
17,273	Universal Health Services, Inc., Class B	2,001,423
		4,828,638

	Hotels, Restaurants & Leisure — 0.6%
2,499	Marriott Vacations Worldwide Corp.	369,252
33,222	Penn Entertainment, Inc. (a)	1,099,648
		1,468,900

	Household Durables — 4.5%
27,511	Leggett & Platt, Inc.	928,496
16,705	Mohawk Industries, Inc. (a)	1,582,799
87,722	Newell Brands, Inc.	1,211,441
40,615	PulteGroup, Inc.	1,624,194
65,315	Taylor Morrison Home Corp. (a)	1,720,397
36,266	Toll Brothers, Inc.	1,562,339
3,696	TopBuild Corp. (a)	628,838
6,780	Whirlpool Corp.	937,267
		10,195,771

	Insurance — 5.0%
32,679	American Equity Investment Life Holding Co.	1,407,811
2,478	American Financial Group, Inc.	359,583
18,865	Assured Guaranty Ltd.	1,116,619

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
18,592	Axis Capital Holdings Ltd.	$1,016,425
2,319	Everest Re Group Ltd.	748,248
33,662	Fidelity National Financial, Inc.	1,325,609
33,040	First American Financial Corp.	1,665,216
2,377	Hanover Insurance Group (The), Inc.	348,207
13,872	Lincoln National Corp.	747,285
58,217	Old Republic International Corp.	1,351,217
31,406	Unum Group	1,431,799
		11,518,019

	Interactive Media & Services — 0.6%
17,794	Ziff Davis, Inc. (a)	1,377,078

	IT Services — 1.3%
49,775	DXC Technology Co. (a)	1,431,031
5,265	Maximus, Inc.	324,693
6,876	TTEC Holdings, Inc.	305,776
67,695	Western Union (The) Co.	914,559
		2,976,059

	Leisure Products — 1.4%
18,615	Brunswick Corp.	1,315,522
9,038	Hasbro, Inc.	589,730
3,182	Polaris, Inc.	323,291
47,446	Topgolf Callaway Brands Corp. (a)	888,189
		3,116,732

	Life Sciences Tools & Services — 0.3%
12,924	Syneos Health, Inc. (a)	651,111

	Machinery — 2.7%
27,072	Allison Transmission Holdings, Inc.	1,143,792
6,219	Donaldson Co., Inc.	357,281
9,322	ITT, Inc.	712,108
4,753	Middleby (The) Corp. (a)	664,755
8,666	Oshkosh Corp.	762,608
4,538	Snap-on, Inc.	1,007,663
15,477	Timken (The) Co.	1,103,355
2,421	Watts Water Technologies, Inc., Class A	354,337
		6,105,899

	Marine — 0.8%
24,756	Matson, Inc.	1,821,546

	Media — 1.6%
110,132	DISH Network Corp., Class A (a)	1,642,068
23,796	Interpublic Group of (The) Cos., Inc.	708,883
10,595	New York Times (The) Co., Class A	306,831
60,481	News Corp., Class A	1,020,315
		3,678,097

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 3.1%
45,250	Alcoa Corp.	$1,766,107
42,925	Commercial Metals Co.	1,953,088
8,733	Reliance Steel & Aluminum Co.	1,759,525
84,055	United States Steel Corp.	1,711,360
		7,190,080

	Mortgage Real Estate Investment Trusts — 1.9%
88,759	Annaly Capital Management, Inc.	1,646,479
208,076	Rithm Capital Corp.	1,754,081
50,154	Starwood Property Trust, Inc.	1,036,182
		4,436,742

	Multiline Retail — 2.2%
60,562	Kohl’s Corp.	1,813,832
97,198	Macy’s, Inc.	2,026,578
54,625	Nordstrom, Inc.	1,111,073
		4,951,483

	Multi-Utilities — 0.3%
8,994	Black Hills Corp.	587,938

	Oil, Gas & Consumable Fuels — 3.0%
39,634	California Resources Corp.	1,787,890
8,906	Chord Energy Corp.	1,363,420
28,289	HF Sinclair Corp.	1,730,438
43,318	PBF Energy, Inc., Class A (a)	1,916,821
		6,798,569

	Personal Products — 0.3%
96,402	Coty, Inc., Class A (a)	646,857

	Pharmaceuticals — 1.2%
24,545	Elanco Animal Health, Inc. (a)	323,748
39,056	Organon & Co.	1,022,486
143,013	Viatris, Inc.	1,448,722
		2,794,956

	Professional Services — 2.6%
83,119	Alight, Inc., Class A (a)	689,056
10,115	ASGN, Inc. (a)	857,550
2,336	CACI International, Inc., Class A (a)	710,214
25,951	Korn Ferry	1,442,616
14,128	ManpowerGroup, Inc.	1,106,788
7,965	Robert Half International, Inc.	609,004
8,553	TriNet Group, Inc. (a)	555,774
		5,971,002

	Real Estate Management & Development — 1.0%
16,500	Howard Hughes (The) Corp. (a)	1,012,275
8,067	Jones Lang LaSalle, Inc. (a)	1,283,379
		2,295,654

	Road & Rail — 2.4%
2,392	AMERCO	1,375,855

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
31,127	Knight-Swift Transportation Holdings, Inc.	$1,495,030
20,177	Ryder System, Inc.	1,624,450
20,526	XPO Logistics, Inc. (a)	1,062,015
		5,557,350

	Semiconductors & Semiconductor Equipment — 2.7%
89,331	Amkor Technology, Inc.	1,857,191
18,772	Diodes, Inc. (a)	1,345,389
14,748	MKS Instruments, Inc.	1,211,548
15,344	Qorvo, Inc. (a)	1,320,812
6,153	Synaptics, Inc. (a)	545,156
		6,280,096

	Software — 0.3%
32,050	NCR Corp. (a)	681,383

	Specialty Retail — 4.4%
28,885	Academy Sports & Outdoors, Inc.	1,271,807
10,078	Asbury Automotive Group, Inc. (a)	1,589,805
11,962	AutoNation, Inc. (a)	1,271,680
28,035	Bath & Body Works, Inc.	935,808
7,100	Lithia Motors, Inc.	1,406,865
12,382	Penske Automotive Group, Inc.	1,382,079
3,712	RH (a)	942,588
10,341	Williams-Sonoma, Inc.	1,280,526
		10,081,158

	Technology Hardware, Storage & Peripherals — 0.3%
17,829	Dell Technologies, Inc., Class C	684,634

	Textiles, Apparel & Luxury Goods — 4.4%
13,580	Columbia Sportswear Co.	1,011,710
13,309	Crocs, Inc. (a)	941,612
974	Deckers Outdoor Corp. (a)	340,832
131,303	Hanesbrands, Inc.	895,486
33,999	PVH Corp.	1,744,829
10,763	Ralph Lauren Corp.	997,622
48,019	Skechers U.S.A., Inc., Class A (a)	1,653,294
32,147	Tapestry, Inc.	1,018,417
183,233	Under Armour, Inc., Class A (a)	1,365,086
		9,968,888

	Thrifts & Mortgage Finance — 3.3%
43,677	Essent Group Ltd.	1,728,736
118,807	MGIC Investment Corp.	1,621,715
142,848	New York Community Bancorp, Inc. (b)	1,329,915
78,957	Radian Group, Inc.	1,647,832
14,554	Walker & Dunlop, Inc.	1,309,278
		7,637,476

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 3.5%
39,294	Air Lease Corp.	$1,386,685
16,703	Beacon Roofing Supply, Inc. (a)	941,214
10,730	GATX Corp.	1,123,538
8,365	MSC Industrial Direct Co., Inc., Class A	694,128
5,849	SiteOne Landscape Supply, Inc. (a)	677,724
27,832	Triton International Ltd.	1,689,124
10,210	WESCO International, Inc. (a)	1,406,632
		7,919,045
	Total Common Stocks — 99.8%	228,056,157
	(Cost $240,401,092)

	Money Market Funds — 0.2%
541,035	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	541,035
	(Cost $541,035)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$851,940	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $852,009. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $868,160. (d)	851,940
	(Cost $851,940)

	Total Investments — 100.4%	229,449,132
	(Cost $241,794,067)
	Net Other Assets and Liabilities — (0.4)%	(932,585)
	Net Assets — 100.0%	$228,516,547

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,342,660 and the total value of the collateral held by the Fund is $1,392,975.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$228,056,157	$228,056,157	$—	$—
Money Market Funds	541,035	541,035	—	—
Repurchase Agreements	851,940	—	851,940	—
Total Investments	$229,449,132	$228,597,192	$851,940	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.3%
6,153	Axon Enterprise, Inc. (a)	$894,892

	Airlines — 1.0%
88,729	American Airlines Group, Inc. (a)	1,258,177
32,840	United Airlines Holdings, Inc. (a)	1,414,747
		2,672,924

	Auto Components — 1.0%
9,006	Fox Factory Holding Corp. (a)	791,177
13,430	Visteon Corp. (a)	1,752,212
		2,543,389

	Automobiles — 0.7%
40,837	Harley-Davidson, Inc.	1,755,991

	Banks — 2.9%
11,940	BancFirst Corp.	1,144,091
10,764	Commerce Bancshares, Inc.	762,522
8,079	Cullen/Frost Bankers, Inc.	1,252,649
42,192	CVB Financial Corp.	1,211,754
17,026	First Financial Bankshares, Inc.	655,331
8,902	ServisFirst Bancshares, Inc.	670,587
13,502	SouthState Corp.	1,220,986
10,834	Western Alliance Bancorp	727,720
		7,645,640

	Beverages — 1.2%
19,635	Celsius Holdings, Inc. (a)	1,788,356
1,730	Coca-Cola Consolidated, Inc.	842,527
9,239	National Beverage Corp.	438,113
		3,068,996

	Biotechnology — 4.6%
20,855	Apellis Pharmaceuticals, Inc. (a)	1,261,519
10,774	Arrowhead Pharmaceuticals, Inc. (a)	375,043
22,424	Beam Therapeutics, Inc. (a)	988,002
5,449	CRISPR Therapeutics AG (a)	285,201
36,750	Cytokinetics, Inc. (a)	1,604,505
22,711	Exelixis, Inc. (a)	376,548
18,012	Halozyme Therapeutics, Inc. (a)	861,154
40,256	Ionis Pharmaceuticals, Inc. (a)	1,779,315
10,198	Mirati Therapeutics, Inc. (a)	686,529
24,379	Natera, Inc. (a)	1,144,838
16,107	Sarepta Therapeutics, Inc. (a)	1,836,520
5,102	United Therapeutics Corp. (a)	1,176,164
		12,375,338

	Building Products — 2.3%
14,660	A.O. Smith Corp.	803,075
14,316	Advanced Drainage Systems, Inc.	1,658,938
3,971	Allegion PLC	416,042
13,483	Armstrong World Industries, Inc.	1,018,910
30,219	Builders FirstSource, Inc. (a)	1,863,304
4,542	Simpson Manufacturing Co., Inc.	388,250
		6,148,519

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 1.4%
5,748	Ares Management Corp., Class A	$435,871
5,686	Cohen & Steers, Inc.	342,070
14,173	Houlihan Lokey, Inc.	1,265,932
16,715	Interactive Brokers Group, Inc., Class A	1,339,707
1,677	Morningstar, Inc.	389,366
		3,772,946

	Chemicals — 3.8%
11,249	Ashland, Inc.	1,180,245
50,726	Axalta Coating Systems Ltd. (a)	1,182,930
5,858	Balchem Corp.	818,948
27,868	Cabot Corp.	2,047,741
58,092	Livent Corp. (a)	1,833,965
17,098	RPM International, Inc.	1,616,958
5,135	Sensient Technologies Corp.	366,947
42,159	Valvoline, Inc.	1,237,788
		10,285,522

	Commercial Services & Supplies — 2.8%
18,647	Casella Waste Systems, Inc., Class A (a)	1,525,511
16,189	Clean Harbors, Inc. (a)	1,982,505
63,635	Driven Brands Holdings, Inc. (a)	2,035,047
33,541	IAA, Inc. (a)	1,272,210
5,541	Tetra Tech, Inc.	782,833
		7,598,106

	Communications Equipment — 0.6%
23,297	Calix, Inc. (a)	1,715,591

	Construction & Engineering — 1.5%
6,628	Valmont Industries, Inc.	2,115,790
44,148	WillScot Mobile Mini Holdings Corp. (a)	1,877,615
		3,993,405

	Construction Materials — 0.5%
9,967	Eagle Materials, Inc.	1,219,064

	Consumer Finance — 0.4%
1,626	Credit Acceptance Corp. (a)	757,098
72,971	SoFi Technologies, Inc. (a) (b)	396,962
		1,154,060

	Containers & Packaging — 0.9%
90,198	Graphic Packaging Holding Co.	2,070,946
8,000	Sealed Air Corp.	380,960
		2,451,906

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.9%
41,855	H&R Block, Inc.	$1,722,333
12,335	Service Corp. International	747,625
		2,469,958

	Diversified Telecommunication Services — 0.6%
32,102	Iridium Communications, Inc. (a)	1,654,216

	Electric Utilities — 0.3%
19,534	OGE Energy Corp.	715,530

	Electrical Equipment — 0.9%
18,307	Atkore, Inc. (a)	1,744,657
48,252	ChargePoint Holdings, Inc. (a) (b)	674,563
		2,419,220

	Electronic Equipment, Instruments & Components — 0.9%
30,852	Jabil, Inc.	1,982,241
1,792	Littelfuse, Inc.	394,688
		2,376,929

	Energy Equipment & Services — 3.0%
54,588	ChampionX Corp.	1,562,309
38,528	Helmerich & Payne, Inc.	1,907,521
121,952	Patterson-UTI Energy, Inc.	2,152,453
36,381	Valaris Ltd. (a)	2,434,980
		8,057,263

	Entertainment — 0.3%
51,658	AMC Entertainment Holdings, Inc., Class A (a) (b)	344,042
15,343	Warner Music Group Corp., Class A	399,225
		743,267

	Equity Real Estate Investment Trusts — 2.8%
10,539	Agree Realty Corp.	724,029
75,982	Apple Hospitality REIT, Inc.	1,300,812
8,889	CubeSmart	372,182
9,931	EPR Properties	383,337
20,679	Kite Realty Group Trust	406,136
4,317	Lamar Advertising Co., Class A	398,157
6,430	Life Storage, Inc.	711,222
8,934	National Retail Properties, Inc.	375,496
8,677	PotlatchDeltic Corp.	386,040
23,764	Rayonier, Inc.	800,847
19,356	Ryman Hospitality Properties, Inc.	1,721,135
		7,579,393

	Food & Staples Retailing — 1.1%
24,454	BJ’s Wholesale Club Holdings, Inc. (a)	1,892,740

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
32,090	Grocery Outlet Holding Corp. (a)	$1,109,351
		3,002,091

	Food Products — 2.0%
21,533	Darling Ingredients, Inc. (a)	1,689,910
57,691	Flowers Foods, Inc.	1,656,309
23,010	Lamb Weston Holdings, Inc.	1,983,922
		5,330,141

	Gas Utilities — 2.2%
28,928	National Fuel Gas Co.	1,952,351
36,806	New Jersey Resources Corp.	1,643,020
20,236	ONE Gas, Inc.	1,567,885
11,426	Spire, Inc.	797,649
		5,960,905

	Health Care Equipment & Supplies — 3.6%
5,978	Globus Medical, Inc., Class A (a)	400,526
19,241	Haemonetics Corp. (a)	1,634,523
14,707	Inari Medical, Inc. (a)	1,131,410
2,008	Inspire Medical Systems, Inc. (a)	391,460
8,527	iRhythm Technologies, Inc. (a)	1,087,107
25,317	Lantheus Holdings, Inc. (a)	1,873,205
4,687	Novocure Ltd. (a)	331,183
3,756	Penumbra, Inc. (a)	644,041
6,403	Shockwave Medical, Inc. (a)	1,877,039
5,048	STAAR Surgical Co. (a)	357,752
		9,728,246

	Health Care Providers & Services — 3.7%
18,220	Acadia Healthcare Co., Inc. (a)	1,481,286
60,819	agilon health, Inc. (a)	1,207,257
16,803	AMN Healthcare Services, Inc. (a)	2,108,776
1,631	Chemed Corp.	761,465
6,614	Guardant Health, Inc. (a)	327,393
15,904	HealthEquity, Inc. (a)	1,239,081
58,092	Oak Street Health, Inc. (a)	1,175,201
56,577	Option Care Health, Inc. (a)	1,712,020
		10,012,479

	Hotels, Restaurants & Leisure — 6.6%
14,947	Boyd Gaming Corp.	863,339
11,038	Caesars Entertainment, Inc. (a)	482,692
9,755	Choice Hotels International, Inc.	1,266,589
3,867	Churchill Downs, Inc.	803,988
47,040	DraftKings, Inc., Class A (a)	743,232
32,481	Hilton Grand Vacations, Inc. (a)	1,274,554
62,693	Norwegian Cruise Line Holdings Ltd. (a)	1,058,885
6,175	Planet Fitness, Inc., Class A (a)	404,339
28,188	Royal Caribbean Cruises Ltd. (a)	1,504,675
31,298	SeaWorld Entertainment, Inc. (a)	1,820,292

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
20,404	Texas Roadhouse, Inc.	$2,018,976
10,437	Travel + Leisure Co.	396,397
3,302	Vail Resorts, Inc.	723,567
57,159	Wendy’s (The) Co.	1,187,764
8,517	Wingstop, Inc.	1,349,008
5,806	Wyndham Hotels & Resorts, Inc.	440,850
22,599	Wynn Resorts Ltd. (a)	1,444,076
		17,783,223

	Household Durables — 1.3%
33,677	Skyline Champion Corp. (a)	1,960,338
59,005	Tempur Sealy International, Inc.	1,586,645
		3,546,983

	Independent Power and Renewable Electricity Producers — 1.6%
22,362	Clearway Energy, Inc., Class C	776,856
16,524	Ormat Technologies, Inc.	1,494,596
84,786	Vistra Corp.	1,947,534
		4,218,986

	Insurance — 2.6%
6,407	Erie Indemnity Co., Class A	1,646,663
6,971	Kinsale Capital Group, Inc.	2,197,050
3,478	RLI Corp.	452,384
35,066	Ryan Specialty Holdings, Inc. (a)	1,572,710
820	White Mountains Insurance Group Ltd.	1,161,243
		7,030,050

	Interactive Media & Services — 0.3%
30,566	Pinterest, Inc., Class A (a)	751,924

	IT Services — 2.1%
3,190	Concentrix Corp.	389,914
9,667	ExlService Holdings, Inc. (a)	1,757,944
20,096	GoDaddy, Inc., Class A (a)	1,615,718
63,893	Toast, Inc., Class A (a)	1,411,396
2,805	WEX, Inc. (a)	460,413
		5,635,385

	Leisure Products — 1.0%
32,752	Acushnet Holdings Corp.	1,525,261
56,404	Mattel, Inc. (a)	1,069,420
		2,594,681

	Life Sciences Tools & Services — 1.4%
6,711	Bruker Corp.	415,008
13,948	Maravai LifeSciences Holdings, Inc., Class A (a)	231,537
9,062	Medpace Holdings, Inc. (a)	2,011,583
5,710	Repligen Corp. (a)	1,042,018
		3,700,146

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 3.7%
7,406	AGCO Corp.	$919,603
7,726	Chart Industries, Inc. (a)	1,721,971
12,203	Crane Holdings Co.	1,224,449
21,791	Franklin Electric Co., Inc.	1,785,554
11,880	Graco, Inc.	826,610
11,330	Lincoln Electric Holdings, Inc.	1,608,860
29,954	Mueller Industries, Inc.	1,876,319
		9,963,366

	Marine — 0.6%
23,440	Kirby Corp. (a)	1,634,940

	Media — 0.6%
8,537	Nexstar Media Group, Inc.	1,462,388

	Metals & Mining — 0.5%
52,873	Cleveland-Cliffs, Inc. (a)	686,820
13,044	MP Materials Corp. (a)	391,842
3,796	Royal Gold, Inc.	360,468
		1,439,130

	Multi-Utilities — 0.3%
28,273	NiSource, Inc.	726,333

	Oil, Gas & Consumable Fuels — 10.3%
77,582	Antero Midstream Corp.	826,248
58,319	Antero Resources Corp. (a)	2,137,974
18,899	Chesapeake Energy Corp.	1,932,801
31,024	Civitas Resources, Inc.	2,168,888
102,978	Comstock Resources, Inc. (a)	1,933,927
20,641	Denbury, Inc. (a)	1,886,794
20,587	DT Midstream, Inc.	1,229,044
11,858	Enviva, Inc.	709,583
71,903	Magnolia Oil & Gas Corp., Class A	1,846,469
36,397	Matador Resources Co.	2,418,580
50,624	Murphy Oil Corp.	2,455,770
24,648	PDC Energy, Inc.	1,778,107
70,487	Range Resources Corp.	2,007,470
47,341	SM Energy Co.	2,129,398
290,930	Southwestern Energy Co. (a)	2,016,145
		27,477,198

	Paper & Forest Products — 0.6%
27,826	Louisiana-Pacific Corp.	1,576,343

	Pharmaceuticals — 0.7%
15,306	Intra-Cellular Therapies, Inc. (a)	699,025
8,015	Jazz Pharmaceuticals PLC (a)	1,152,477
		1,851,502

	Professional Services — 1.3%
4,062	Exponent, Inc.	386,946
8,594	FTI Consulting, Inc. (a)	1,337,484
32,957	KBR, Inc.	1,640,270
		3,364,700

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 2.9%
11,993	Avis Budget Group, Inc. (a)	$2,835,865
87,494	Hertz Global Holdings, Inc. (a)	1,609,889
12,333	Landstar System, Inc.	1,926,661
27,039	Lyft, Inc., Class A (a)	395,851
5,623	Saia, Inc. (a)	1,118,190
		7,886,456

	Semiconductors & Semiconductor Equipment — 1.8%
16,297	Allegro MicroSystems, Inc. (a)	414,107
15,527	Cirrus Logic, Inc. (a)	1,042,172
7,237	Lattice Semiconductor Corp. (a)	351,067
13,751	MACOM Technology Solutions Holdings, Inc. (a)	795,770
11,119	Onto Innovation, Inc. (a)	743,194
5,770	Silicon Laboratories, Inc. (a)	663,089
10,336	Wolfspeed, Inc. (a)	813,960
		4,823,359

	Software — 5.3%
16,471	Alarm.com Holdings, Inc. (a)	969,154
43,800	Box, Inc., Class A (a)	1,272,390
52,080	DoubleVerify Holdings, Inc. (a)	1,522,299
34,372	Dropbox, Inc., Class A (a)	747,591
4,964	Elastic N.V. (a)	317,448
1,729	Fair Isaac Corp. (a)	827,914
8,031	Manhattan Associates, Inc. (a)	977,132
10,440	nCino, Inc. (a)	328,651
18,618	New Relic, Inc. (a)	1,102,930
36,139	Paycor HCM, Inc. (a)	1,101,155
5,896	Paylocity Holding Corp. (a)	1,366,634
14,394	Procore Technologies, Inc. (a)	786,776
10,218	Qualys, Inc. (a)	1,456,678
13,932	SentinelOne, Inc., Class A (a)	318,207
10,364	Smartsheet, Inc., Class A (a)	361,911
5,733	SPS Commerce, Inc. (a)	725,339
		14,182,209

	Specialty Retail — 2.8%
17,015	Dick’s Sporting Goods, Inc.	1,935,627
7,760	Five Below, Inc. (a)	1,135,676
20,274	Floor & Decor Holdings, Inc., Class A (a)	1,487,503
28,340	GameStop Corp., Class A (a) (b)	802,305
6,477	Murphy USA, Inc.	2,037,081
		7,398,192

	Technology Hardware, Storage & Peripherals — 0.6%
52,043	Pure Storage, Inc., Class A (a)	1,606,047

	Trading Companies & Distributors — 2.8%
17,324	Applied Industrial Technologies, Inc.	2,154,759
78,298	Core & Main, Inc., Class A (a)	1,846,267

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
6,856	Herc Holdings, Inc.	$806,334
46,979	Univar Solutions, Inc. (a)	1,197,025
5,533	Watsco, Inc.	1,499,222
		7,503,607
	Total Common Stocks — 99.9%	267,503,075
	(Cost $250,639,416)

	Money Market Funds — 0.3%
736,575	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	736,575
	(Cost $736,575)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$1,159,846	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $1,159,940. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $1,181,929. (d)	1,159,846
	(Cost $1,159,846)

	Total Investments — 100.6%	269,399,496
	(Cost $252,535,837)
	Net Other Assets and Liabilities — (0.6)%	(1,645,736)
	Net Assets — 100.0%	$267,753,760

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,864,503 and the total value of the collateral held by the Fund is $1,896,421.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$267,503,075	$267,503,075	$—	$—
Money Market Funds	736,575	736,575	—	—
Repurchase Agreements	1,159,846	—	1,159,846	—
Total Investments	$269,399,496	$268,239,650	$1,159,846	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
44,686	Maxar Technologies, Inc.	$998,285
5,948	Moog, Inc., Class A	504,093
		1,502,378

	Air Freight & Logistics — 1.1%
34,725	Air Transport Services Group, Inc. (a)	1,013,970
12,126	Hub Group, Inc., Class A (a)	940,978
		1,954,948

	Airlines — 1.1%
8,436	Allegiant Travel Co. (a)	633,122
30,950	JetBlue Airways Corp. (a)	248,838
64,311	SkyWest, Inc. (a)	1,137,018
		2,018,978

	Auto Components — 1.9%
37,684	Adient PLC (a)	1,318,186
73,187	Dana, Inc.	1,168,065
23,855	Patrick Industries, Inc.	1,090,412
		3,576,663

	Automobiles — 0.6%
19,650	Winnebago Industries, Inc.	1,172,909

	Banks — 11.6%
9,032	1st Source Corp.	525,301
13,768	Ameris Bancorp	709,190
30,659	Associated Banc-Corp.	746,547
20,263	Atlantic Union Bankshares Corp.	699,884
18,017	BankUnited, Inc.	647,711
3,473	Banner Corp.	259,607
7,515	Berkshire Hills Bancorp, Inc.	219,814
10,877	Cathay General Bancorp	495,991
14,477	Columbia Banking System, Inc.	484,545
35,471	Customers Bancorp, Inc. (a)	1,195,018
21,022	Dime Community Bancshares, Inc.	725,890
9,333	Eagle Bancorp, Inc.	422,598
9,499	Enterprise Financial Services Corp.	507,912
5,372	FB Financial Corp.	225,409
5,611	First Bancorp	250,082
19,030	First Busey Corp.	502,582
32,577	First Commonwealth Financial Corp.	467,154
29,201	First Financial Bancorp	761,270
33,935	First Foundation, Inc.	541,603
5,305	First Merchants Corp.	238,194
26,472	Fulton Financial Corp.	482,585
9,647	Heartland Financial USA, Inc.	475,790
33,662	Hilltop Holdings, Inc.	974,515
66,183	Hope Bancorp, Inc.	898,103
6,814	Independent Bank Group, Inc.	429,895
4,826	International Bancshares Corp.	239,370
5,406	NBT Bancorp, Inc.	256,190
15,187	Northwest Bancshares, Inc.	228,716

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
33,023	OceanFirst Financial Corp.	$745,659
37,016	PacWest Bancorp	920,218
19,679	Renasant Corp.	794,441
14,272	S&T Bancorp, Inc.	539,624
17,456	Sandy Spring Bancorp, Inc.	618,641
19,196	Simmons First National Corp., Class A	458,209
5,801	Southside Bancshares, Inc.	198,626
3,476	Texas Capital Bancshares, Inc. (a)	208,560
15,592	TowneBank	513,600
23,150	Veritex Holdings, Inc.	731,077
20,533	Washington Federal, Inc.	794,627
12,533	WesBanco, Inc.	506,835
		21,641,583

	Biotechnology — 0.8%
49,819	Emergent BioSolutions, Inc. (a)	1,039,224
40,376	Ironwood Pharmaceuticals, Inc. (a)	441,714
		1,480,938

	Building Products — 2.1%
25,166	AZEK (The) Co., Inc. (a)	440,657
10,220	Gibraltar Industries, Inc. (a)	522,037
14,169	Griffon Corp.	455,392
119,510	JELD-WEN Holding, Inc. (a)	1,268,001
9,789	PGT Innovations, Inc. (a)	208,603
43,890	Resideo Technologies, Inc. (a)	1,036,682
		3,931,372

	Capital Markets — 2.7%
15,531	Artisan Partners Asset Management, Inc., Class A	442,789
22,871	AssetMark Financial Holdings, Inc. (a)	473,658
133,208	BGC Partners, Inc., Class A	527,503
12,629	Federated Hermes, Inc.	438,858
5,875	Piper Sandler Cos.	751,824
2,472	StoneX Group, Inc. (a)	230,687
35,888	Victory Capital Holdings, Inc., Class A	1,037,881
9,879	Virtu Financial, Inc., Class A	221,092
5,243	Virtus Investment Partners, Inc.	899,122
		5,023,414

	Chemicals — 2.4%
72,938	Ecovyst, Inc. (a)	725,733
3,383	Ingevity Corp. (a)	227,574
2,393	Innospec, Inc.	239,276
18,943	Mativ Holdings, Inc.	449,707
16,931	Minerals Technologies, Inc.	931,374
684	NewMarket Corp.	208,169
6,572	Stepan Co.	686,380
57,078	Trinseo PLC	1,074,208
		4,542,421

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 2.9%
16,101	ABM Industries, Inc.	$716,656
10,022	Brady Corp., Class A	458,506
105,358	BrightView Holdings, Inc. (a)	939,793
118,293	CoreCivic, Inc. (a)	1,238,528
23,219	HNI Corp.	673,119
53,625	MillerKnoll, Inc.	1,135,778
1,220	UniFirst Corp.	224,492
		5,386,872

	Communications Equipment — 0.5%
20,365	Viasat, Inc. (a)	834,150

	Construction & Engineering — 1.1%
3,590	Arcosa, Inc.	230,478
8,081	Granite Construction, Inc.	272,572
2,421	MYR Group, Inc. (a)	211,862
64,353	Primoris Services Corp.	1,299,287
		2,014,199

	Construction Materials — 0.5%
34,915	Summit Materials, Inc., Class A (a)	920,010

	Consumer Finance — 3.5%
33,250	Bread Financial Holdings, Inc.	1,200,657
22,992	Encore Capital Group, Inc. (a)	1,170,753
22,038	Green Dot Corp., Class A (a)	419,383
94,634	LendingClub Corp. (a)	1,006,906
56,947	Navient Corp.	862,178
10,566	Nelnet, Inc., Class A	941,325
25,460	PRA Group, Inc. (a)	852,910
		6,454,112

	Containers & Packaging — 1.3%
64,597	O-I Glass, Inc. (a)	1,053,577
95,825	Pactiv Evergreen, Inc.	1,045,451
16,684	TriMas Corp.	381,229
		2,480,257

	Diversified Consumer Services — 0.9%
10,065	Frontdoor, Inc. (a)	222,034
1,556	Graham Holdings Co., Class B	970,742
6,812	Strategic Education, Inc.	470,028
		1,662,804

	Diversified Financial Services — 0.8%
37,684	Jackson Financial, Inc., Class A	1,445,558

	Electrical Equipment — 0.7%
3,525	EnerSys	233,672
194,097	GrafTech International Ltd.	987,954
		1,221,626

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 2.8%
14,819	ePlus, Inc. (a)	$721,982
5,074	Insight Enterprises, Inc. (a)	479,544
16,568	Methode Electronics, Inc.	683,098
8,545	OSI Systems, Inc. (a)	702,228
13,359	Sanmina Corp. (a)	748,772
63,470	TTM Technologies, Inc. (a)	971,726
47,022	Vishay Intertechnology, Inc.	983,230
		5,290,580

	Energy Equipment & Services — 0.4%
95,883	Archrock, Inc.	720,081

	Equity Real Estate Investment Trusts — 7.7%
48,779	Acadia Realty Trust	681,443
12,375	Alexander & Baldwin, Inc.	241,065
16,262	American Assets Trust, Inc.	446,880
114,595	Apartment Investment and Management Co., Class A	909,884
123,934	Brandywine Realty Trust	813,007
8,833	Corporate Office Properties Trust	235,399
81,968	DiamondRock Hospitality Co.	765,581
23,820	Elme Communities	454,724
93,839	Empire State Realty Trust, Inc., Class A	691,593
57,799	Global Net Lease, Inc.	708,038
76,399	Hudson Pacific Properties, Inc.	843,445
112,926	iStar, Inc.	1,183,464
33,131	JBG SMITH Properties	652,018
114,160	LXP Industrial Trust	1,105,069
134,277	Paramount Group, Inc.	868,772
14,139	Pebblebrook Hotel Trust	226,790
79,219	Piedmont Office Realty Trust, Inc., Class A	827,839
26,040	SL Green Realty Corp. (b)	1,033,267
88,808	Sunstone Hotel Investors, Inc.	990,209
31,356	Urban Edge Properties	442,747
18,046	Veris Residential, Inc. (a)	285,668
		14,406,902

	Food & Staples Retailing — 2.9%
33,700	Andersons (The), Inc.	1,188,599
13,201	Ingles Markets, Inc., Class A	1,245,778
7,261	PriceSmart, Inc.	464,486
22,182	Sprouts Farmers Market, Inc. (a)	654,369
24,340	United Natural Foods, Inc. (a)	1,032,260
8,639	Weis Markets, Inc.	809,215
		5,394,707

	Food Products — 0.7%
12,442	B&G Foods, Inc. (b)	203,800
35,998	Fresh Del Monte Produce, Inc.	938,828
12,156	Hain Celestial Group (The), Inc. (a)	227,439
		1,370,067

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.4%
14,191	Northwest Natural Holding Co.	$682,445

	Health Care Equipment & Supplies — 0.7%
9,423	Avanos Medical, Inc. (a)	208,719
18,159	Enovis Corp. (a)	897,963
3,296	Integer Holdings Corp. (a)	205,440
		1,312,122

	Health Care Providers & Services — 0.6%
25,544	Owens & Minor, Inc.	434,248
17,414	Patterson Cos., Inc.	452,242
12,431	Pediatrix Medical Group, Inc. (a)	241,161
		1,127,651

	Health Care Technology — 0.2%
27,464	Allscripts Healthcare Solutions, Inc. (a)	403,721

	Hotels, Restaurants & Leisure — 0.1%
11,195	Bloomin’ Brands, Inc.	268,792

	Household Durables — 6.8%
4,067	Cavco Industries, Inc. (a)	921,867
24,442	Century Communities, Inc.	1,087,913
48,909	Green Brick Partners, Inc. (a)	1,131,265
6,382	Helen of Troy Ltd. (a)	603,865
5,163	Installed Building Products, Inc.	444,018
40,343	KB Home	1,162,685
46,331	La-Z-Boy, Inc.	1,147,619
12,849	LGI Homes, Inc. (a)	1,182,751
38,135	M.D.C. Holdings, Inc.	1,161,592
28,864	M/I Homes, Inc. (a)	1,197,567
14,880	Meritage Homes Corp. (a)	1,133,261
14,763	Sonos, Inc. (a)	237,980
69,207	Tri Pointe Homes, Inc. (a)	1,159,217
		12,571,600

	Household Products — 1.0%
18,023	Central Garden & Pet Co., Class A (a)	705,420
16,640	Energizer Holdings, Inc.	480,730
15,770	Spectrum Brands Holdings, Inc.	727,628
		1,913,778

	Insurance — 2.8%
24,085	Brighthouse Financial, Inc. (a)	1,374,531
46,551	CNO Financial Group, Inc.	1,026,915
298,768	Genworth Financial, Inc., Class A (a)	1,395,246
10,517	ProAssurance Corp.	233,583
2,516	Safety Insurance Group, Inc.	218,766

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
23,961	Stewart Information Services Corp.	$933,521
		5,182,562

	Interactive Media & Services — 0.1%
4,090	Shutterstock, Inc.	204,623

	Internet & Direct Marketing Retail — 0.2%
17,178	Overstock.com, Inc. (a)	399,389

	IT Services — 0.8%
50,580	Kyndryl Holdings, Inc. (a)	489,108
205,039	Rackspace Technology, Inc. (a)	1,055,951
		1,545,059

	Leisure Products — 1.2%
17,433	Malibu Boats, Inc., Class A (a)	922,206
42,996	Vista Outdoor, Inc. (a)	1,248,604
		2,170,810

	Machinery — 3.4%
131,038	3D Systems Corp. (a)	1,157,066
1,677	Alamo Group, Inc.	255,038
2,604	Albany International Corp., Class A	238,578
14,482	Barnes Group, Inc.	512,228
2,795	ESCO Technologies, Inc.	240,845
5,498	Federal Signal Corp.	256,482
11,389	Hillenbrand, Inc.	503,166
40,648	Kennametal, Inc.	1,085,708
19,978	Mueller Water Products, Inc., Class A	233,743
11,480	Proto Labs, Inc. (a)	438,421
3,627	Tennant Co.	211,273
20,696	Terex Corp.	839,016
9,609	Trinity Industries, Inc.	274,145
		6,245,709

	Media — 3.1%
490,936	Advantage Solutions, Inc. (a)	1,659,364
71,744	Altice USA, Inc., Class A (a)	474,228
73,022	Gray Television, Inc.	1,033,261
11,137	John Wiley & Sons, Inc., Class A	469,870
27,195	Scholastic Corp.	1,037,217
85,224	WideOpenWest, Inc. (a)	1,168,421
		5,842,361

	Metals & Mining — 2.1%
7,643	Alpha Metallurgical Resources, Inc.	1,290,521
49,094	Arconic Corp. (a)	1,019,191
6,591	Carpenter Technology Corp.	246,503
27,418	Worthington Industries, Inc.	1,304,000
		3,860,215

	Mortgage Real Estate Investment Trusts — 1.9%
39,310	Chimera Investment Corp.	265,342

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
71,255	Claros Mortgage Trust, Inc. (b)	$1,140,080
51,478	KKR Real Estate Finance Trust, Inc.	896,747
93,364	Ladder Capital Corp.	996,194
87,687	New York Mortgage Trust, Inc.	235,878
		3,534,241

	Multiline Retail — 0.5%
3,066	Dillard’s, Inc., Class A	1,008,070

	Multi-Utilities — 0.7%
16,615	Avista Corp.	681,714
12,492	NorthWestern Corp.	659,952
		1,341,666

	Oil, Gas & Consumable Fuels — 1.8%
42,132	Peabody Energy Corp. (a)	1,006,955
153,779	Permian Resources Corp. (a)	1,502,421
35,687	World Fuel Services Corp.	909,661
		3,419,037

	Paper & Forest Products — 0.5%
18,160	Sylvamo Corp.	874,767

	Personal Products — 1.2%
11,184	Edgewell Personal Care Co.	438,301
30,950	Herbalife Nutrition Ltd. (a)	657,997
18,446	Nu Skin Enterprises, Inc., Class A	704,453
7,463	USANA Health Sciences, Inc. (a)	391,882
		2,192,633

	Pharmaceuticals — 0.3%
8,392	Prestige Consumer Healthcare, Inc. (a)	457,196

	Professional Services — 0.2%
15,995	First Advantage Corp. (a)	224,730
3,500	Kforce, Inc.	221,445
		446,175

	Real Estate Management & Development — 1.6%
128,938	Anywhere Real Estate, Inc. (a)	958,009
25,521	Marcus & Millichap, Inc.	940,194
129,737	Newmark Group, Inc., Class A	1,062,546
		2,960,749

	Road & Rail — 1.9%
73,075	Heartland Express, Inc.	1,087,356
32,126	Marten Transport Ltd.	603,005
41,208	Schneider National, Inc., Class B	916,466
22,247	Werner Enterprises, Inc.	872,082
		3,478,909

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 0.8%
23,877	Cohu, Inc. (a)	$786,031
23,907	Ultra Clean Holdings, Inc. (a)	743,747
		1,529,778

	Software — 0.4%
20,014	ACI Worldwide, Inc. (a)	486,941
33,806	E2open Parent Holdings, Inc. (a)	197,089
		684,030

	Specialty Retail — 4.5%
85,979	American Eagle Outfitters, Inc.	976,721
19,444	Buckle (The), Inc.	764,733
33,590	Foot Locker, Inc.	1,064,803
7,321	Group 1 Automotive, Inc.	1,266,533
4,723	Monro, Inc.	225,523
23,887	Rent-A-Center, Inc.	498,044
48,856	Sally Beauty Holdings, Inc. (a)	620,960
14,626	Signet Jewelers Ltd.	954,200
53,216	Urban Outfitters, Inc. (a)	1,269,734
21,139	Victoria’s Secret & Co. (a)	794,826
		8,436,077

	Textiles, Apparel & Luxury Goods — 0.9%
9,394	Carter’s, Inc.	637,571
28,906	Levi Strauss & Co., Class A	432,434
39,998	Wolverine World Wide, Inc.	685,165
		1,755,170

	Thrifts & Mortgage Finance — 2.7%
17,984	Axos Financial, Inc. (a)	700,657
24,723	Capitol Federal Financial, Inc.	202,234
25,818	Mr. Cooper Group, Inc. (a)	1,019,553
51,334	NMI Holdings, Inc., Class A (a)	1,125,754
24,375	PennyMac Financial Services, Inc.	1,299,675
31,567	Provident Financial Services, Inc.	707,732
		5,055,605

	Tobacco — 0.5%
18,172	Universal Corp.	919,685

	Trading Companies & Distributors — 2.8%
17,587	Boise Cascade Co.	1,174,284
15,592	Global Industrial Co.	494,890
21,722	H&E Equipment Services, Inc.	820,223
2,448	McGrath RentCorp	230,234
41,619	NOW, Inc. (a)	529,810
19,076	Rush Enterprises, Inc., Class A	951,702
8,555	Veritiv Corp. (a)	994,604
		5,195,747

	Wireless Telecommunication Services — 1.4%
75,229	Telephone and Data Systems, Inc.	1,278,893

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication (Continued)
40,172	United States Cellular Corp. (a)	$1,252,161
		2,531,054
	Total Common Stocks — 99.9%	185,998,955
	(Cost $197,416,982)

	Money Market Funds — 0.3%
637,925	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 3.03% (c) (d)	637,925
	(Cost $637,925)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$1,004,508	BNP Paribas S.A., 2.93% (c), dated 10/31/22, due 11/01/22, with a maturity value of $1,004,589. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 05/31/29. The value of the collateral including accrued interest is $1,023,633. (d)	1,004,508
	(Cost $1,004,508)

	Total Investments — 100.7%	187,641,388
	(Cost $199,059,415)
	Net Other Assets and Liabilities — (0.7)%	(1,353,146)
	Net Assets — 100.0%	$186,288,242

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,604,786 and the total value of the collateral held by the Fund is $1,642,433.
(c)	Rate shown reflects yield as of October 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$185,998,955	$185,998,955	$—	$—
Money Market Funds	637,925	637,925	—	—
Repurchase Agreements	1,004,508	—	1,004,508	—
Total Investments	$187,641,388	$186,636,880	$1,004,508	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
20,547	AAR Corp. (a)	$910,643
8,830	AeroVironment, Inc. (a)	807,945
		1,718,588

	Air Freight & Logistics — 0.5%
11,082	Forward Air Corp.	1,173,251

	Auto Components — 1.2%
8,963	Dorman Products, Inc. (a)	731,560
68,649	Luminar Technologies, Inc. (a) (b)	555,371
19,401	XPEL, Inc. (a) (c)	1,342,355
		2,629,286

	Banks — 2.6%
73,115	First BanCorp	1,154,486
10,108	Lakeland Financial Corp.	835,426
8,018	Live Oak Bancshares, Inc.	260,344
39,801	OFG Bancorp	1,109,652
16,153	Pacific Premier Bancorp, Inc.	588,131
6,638	Silvergate Capital Corp., Class A (a)	376,773
14,707	Stock Yards Bancorp, Inc.	1,149,940
4,515	Triumph Bancorp, Inc. (a)	232,523
		5,707,275

	Beverages — 0.7%
17,003	Duckhorn Portfolio (The), Inc. (a)	248,584
11,777	MGP Ingredients, Inc.	1,319,613
		1,568,197

	Biotechnology — 8.3%
44,988	ACADIA Pharmaceuticals, Inc. (a)	721,158
70,498	Amicus Therapeutics, Inc. (a)	704,980
38,235	Arcus Biosciences, Inc. (a)	974,228
52,314	Avid Bioservices, Inc. (a)	886,199
79,383	BioCryst Pharmaceuticals, Inc. (a)	1,059,763
7,590	Blueprint Medicines Corp. (a)	393,466
50,312	Bridgebio Pharma, Inc. (a)	524,754
70,498	Dynavax Technologies Corp. (a) (b)	807,202
96,102	FibroGen, Inc. (a)	1,564,540
49,363	ImmunityBio, Inc. (a) (b)	271,496
34,169	Insmed, Inc. (a)	591,807
2,849	Ligand Pharmaceuticals, Inc. (a)	249,715
100,410	Lyell Immunopharma, Inc. (a) (b)	590,411
21,188	Prometheus Biosciences, Inc. (a)	1,112,794
20,621	Prothena Corp. PLC (a)	1,266,954
24,906	PTC Therapeutics, Inc. (a)	941,945
94,006	Recursion Pharmaceuticals, Inc., Class A (a)	991,763
37,845	REGENXBIO, Inc. (a)	895,791
10,967	Relay Therapeutics, Inc. (a)	243,687
12,441	REVOLUTION Medicines, Inc. (a)	252,055
18,795	Sage Therapeutics, Inc. (a)	707,820

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
29,871	Travere Therapeutics, Inc. (a)	$647,603
6,961	Twist Bioscience Corp. (a)	228,530
13,078	uniQure N.V. (a)	243,512
38,500	Xencor, Inc. (a)	1,078,000
		17,950,173

	Building Products — 1.8%
18,564	AAON, Inc.	1,197,192
10,437	CSW Industrials, Inc.	1,345,538
140,165	Janus International Group, Inc. (a)	1,349,789
		3,892,519

	Capital Markets — 1.3%
15,871	Focus Financial Partners, Inc., Class A (a)	552,152
40,364	Golub Capital BDC, Inc.	523,521
4,115	Hamilton Lane, Inc., Class A	246,159
7,256	Moelis & Co., Class A	308,090
11,015	PJT Partners, Inc., Class A	819,516
10,010	StepStone Group, Inc., Class A	295,495
		2,744,933

	Chemicals — 0.7%
235,901	Ginkgo Bioworks Holdings, Inc. (a) (b)	644,010
51,649	LSB Industries, Inc. (a)	910,572
		1,554,582

	Commercial Services & Supplies — 0.4%
10,324	Brink’s (The) Co.	615,620
7,291	Montrose Environmental Group, Inc. (a)	319,200
		934,820

	Communications Equipment — 3.5%
51,084	ADTRAN Holdings, Inc.	1,147,347
11,947	Clearfield, Inc. (a)	1,451,202
135,752	CommScope Holding Co., Inc. (a)	1,797,357
95,659	Extreme Networks, Inc. (a)	1,716,122
50,689	Infinera Corp. (a)	284,365
31,936	NetScout Systems, Inc. (a)	1,147,141
		7,543,534

	Construction & Engineering — 1.8%
18,806	Ameresco, Inc., Class A (a)	1,137,387
13,088	Dycom Industries, Inc. (a)	1,546,740
8,077	NV5 Global, Inc. (a)	1,170,761
		3,854,888

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 0.1%
11,800	Upstart Holdings, Inc. (a) (b)	$273,524

	Distributors — 0.6%
61,834	Funko, Inc., Class A (a)	1,276,872

	Diversified Consumer Services — 1.3%
11,643	Chegg, Inc. (a)	251,140
7,729	Duolingo, Inc. (a)	632,541
8,948	Grand Canyon Education, Inc. (a)	900,437
29,747	Stride, Inc. (a)	996,822
		2,780,940

	Diversified Financial Services — 0.3%
27,692	Compass Diversified Holdings	589,286

	Diversified Telecommunication Services — 0.6%
4,703	Cogent Communications Holdings, Inc.	246,954
462,899	Globalstar, Inc. (a)	1,004,491
		1,251,445

	Electric Utilities — 0.7%
7,620	MGE Energy, Inc.	518,846
16,258	Otter Tail Corp.	1,096,114
		1,614,960

	Electrical Equipment — 2.2%
75,407	Array Technologies, Inc. (a)	1,364,866
50,035	Bloom Energy Corp., Class A (a)	936,155
10,821	Encore Wire Corp.	1,488,861
34,153	Shoals Technologies Group, Inc., Class A (a)	789,276
4,149	Vicor Corp. (a)	198,198
		4,777,356

	Electronic Equipment, Instruments & Components — 2.3%
12,921	Advanced Energy Industries, Inc.	1,016,237
10,826	Badger Meter, Inc.	1,217,708
20,831	Belden, Inc.	1,450,463
30,019	CTS Corp.	1,186,351
		4,870,759

	Energy Equipment & Services — 4.6%
19,152	Cactus, Inc., Class A	990,541
57,771	Expro Group Holdings N.V. (a)	1,093,605
98,602	Liberty Energy, Inc. (a)	1,667,360
4,929	Nabors Industries Ltd. (a)	857,794
168,956	NexTier Oilfield Solutions, Inc. (a)	1,703,077
144,331	RPC, Inc.	1,606,404
99,327	Transocean Ltd. (a)	365,523

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
38,721	Weatherford International PLC (a)	$1,613,891
		9,898,195

	Entertainment — 1.7%
60,776	Cinemark Holdings, Inc. (a)	644,833
16,693	Madison Square Garden Entertainment Corp. (a)	818,458
5,632	Madison Square Garden Sports Corp.	882,028
17,818	World Wrestling Entertainment, Inc., Class A	1,405,662
		3,750,981

	Equity Real Estate Investment Trusts — 2.0%
2,394	Alexander’s, Inc.	562,327
15,558	Easterly Government Properties, Inc.	270,554
12,615	Essential Properties Realty Trust, Inc.	271,475
10,143	Four Corners Property Trust, Inc.	259,864
18,597	Getty Realty Corp.	585,619
11,501	InvenTrust Properties Corp.	289,825
13,355	LTC Properties, Inc.	516,438
16,151	Outfront Media, Inc.	291,525
17,830	Retail Opportunity Investments Corp.	258,178
6,541	Saul Centers, Inc.	267,854
36,557	Tanger Factory Outlet Centers, Inc.	658,392
		4,232,051

	Food & Staples Retailing — 0.6%
34,525	Chefs’ Warehouse (The), Inc. (a)	1,264,651

	Food Products — 2.8%
22,492	Cal-Maine Foods, Inc.	1,271,023
43,039	Hostess Brands, Inc. (a)	1,139,673
15,634	Simply Good Foods (The) Co. (a)	598,782
51,686	Sovos Brands, Inc. (a)	716,368
30,054	Tootsie Roll Industries, Inc.	1,213,881
66,239	Utz Brands, Inc.	1,073,734
		6,013,461

	Gas Utilities — 0.3%
4,333	Chesapeake Utilities Corp.	538,939

	Health Care Equipment & Supplies — 2.7%
6,275	AtriCure, Inc. (a)	264,303
885	Atrion Corp.	531,274
14,199	Axonics, Inc. (a)	1,038,515
13,824	Glaukos Corp. (a)	775,112
13,024	Merit Medical Systems, Inc. (a)	895,660

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
30,155	PROCEPT BioRobotics Corp. (a)	$1,369,942
22,227	Silk Road Medical, Inc. (a)	979,766
		5,854,572

	Health Care Providers & Services — 3.4%
66,575	AdaptHealth Corp. (a)	1,517,910
34,948	Agiliti, Inc. (a)	610,541
84,479	Alignment Healthcare, Inc. (a)	1,118,502
144,208	Cano Health, Inc. (a)	516,265
3,612	CorVel Corp. (a)	593,126
224,063	Hims & Hers Health, Inc. (a)	1,017,246
111,180	LifeStance Health Group, Inc. (a)	839,409
19,861	Progyny, Inc. (a)	883,219
3,227	US Physical Therapy, Inc.	286,558
		7,382,776

	Health Care Technology — 1.1%
27,838	Evolent Health, Inc., Class A (a)	885,527
85,781	Multiplan Corp. (a)	246,191
19,627	Phreesia, Inc. (a)	536,210
9,821	Schrodinger, Inc. (a)	235,409
10,303	Simulations Plus, Inc.	427,575
		2,330,912

	Hotels, Restaurants & Leisure — 5.7%
29,464	Brinker International, Inc. (a)	983,803
10,804	Cracker Barrel Old Country Store, Inc.	1,234,033
32,234	Dave & Buster’s Entertainment, Inc. (a)	1,284,525
15,736	Dine Brands Global, Inc.	1,134,408
16,056	Dutch Bros, Inc., Class A (a) (b)	592,627
45,377	Everi Holdings, Inc. (a)	861,255
14,334	Golden Entertainment, Inc. (a)	605,182
13,504	Jack in the Box, Inc.	1,191,458
43,374	Krispy Kreme, Inc. (b)	622,417
13,110	Monarch Casino & Resort, Inc. (a)	1,041,065
21,483	Red Rock Resorts, Inc., Class A	894,767
28,254	Six Flags Entertainment Corp. (a)	630,064
99,070	Target Hospitality Corp. (a)	1,205,682
		12,281,286

	Household Products — 0.2%
2,846	WD-40 Co.	455,815

	Independent Power and Renewable Electricity Producers — 0.9%
71,691	Montauk Renewables, Inc. (a)	1,073,214

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
45,300	Sunnova Energy International, Inc. (a)	$839,862
		1,913,076

	Insurance — 1.4%
37,959	BRP Group, Inc., Class A (a)	1,076,138
14,933	Palomar Holdings, Inc. (a)	1,328,440
12,384	Trupanion, Inc. (a)	625,020
		3,029,598

	Interactive Media & Services — 0.6%
17,314	Cargurus, Inc. (a)	252,092
60,619	ZipRecruiter, Inc., Class A (a)	1,016,580
		1,268,672

	Internet & Direct Marketing Retail — 0.6%
22,015	Xometry, Inc., Class A (a)	1,322,221

	IT Services — 2.7%
7,826	EVERTEC, Inc.	280,249
21,782	Flywire Corp. (a)	478,115
53,401	Grid Dynamics Holdings, Inc. (a)	726,788
89,947	Remitly Global, Inc. (a)	1,045,184
97,108	Sabre Corp. (a)	564,198
22,422	Shift4 Payments, Inc., Class A (a)	1,030,739
23,413	Squarespace, Inc., Class A (a)	520,003
65,076	Verra Mobility Corp. (a)	1,110,847
		5,756,123

	Life Sciences Tools & Services — 0.5%
67,949	Cytek Biosciences, Inc. (a)	1,054,568

	Machinery — 2.9%
33,855	Energy Recovery, Inc. (a)	871,089
41,280	Enerpac Tool Group Corp.	1,048,925
11,770	EnPro Industries, Inc.	1,253,505
4,848	Helios Technologies, Inc.	274,833
4,412	Kadant, Inc.	785,115
6,980	Lindsay Corp.	1,181,714
147,794	Proterra, Inc. (a)	922,235
		6,337,416

	Media — 0.3%
8,449	TechTarget, Inc. (a)	545,383

	Metals & Mining — 2.0%
46,986	ATI, Inc. (a)	1,398,303
15,629	Materion Corp.	1,339,562

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
43,961	Warrior Met Coal, Inc.	$1,632,711
		4,370,576

	Mortgage Real Estate Investment Trusts — 0.4%
29,558	Apollo Commercial Real Estate Finance, Inc.	332,823
21,334	Arbor Realty Trust, Inc.	293,769
31,534	MFA Financial, Inc.	314,079
		940,671

	Multiline Retail — 0.3%
20,582	Franchise Group, Inc.	624,664

	Oil, Gas & Consumable Fuels — 9.0%
10,541	Arch Resources, Inc.	1,605,289
21,024	Callon Petroleum Co. (a)	924,215
64,406	CNX Resources Corp. (a)	1,082,665
19,439	CONSOL Energy, Inc.	1,225,046
43,142	CVR Energy, Inc.	1,685,126
46,067	Delek US Holdings, Inc.	1,366,347
101,483	Earthstone Energy, Inc., Class A (a) (b)	1,639,965
98,397	Equitrans Midstream Corp.	828,503
14,162	Gulfport Energy Corp. (a)	1,267,641
35,590	International Seaways, Inc.	1,509,372
15,350	Kinetik Holdings, Inc. (b)	564,573
193,465	Kosmos Energy Ltd. (a)	1,255,588
15,915	Laredo Petroleum, Inc. (a)	1,028,905
45,614	Northern Oil and Gas, Inc.	1,557,262
75,091	Talos Energy, Inc. (a)	1,597,936
102,651	Tellurian, Inc. (a)	277,158
		19,415,591

	Personal Products — 1.9%
42,418	Beauty Health (The) Co. (a)	484,838
24,266	BellRing Brands, Inc. (a)	587,722
33,235	elf Beauty, Inc. (a)	1,437,746
13,254	Inter Parfums, Inc.	1,071,984
4,615	Medifast, Inc.	539,909
		4,122,199

	Pharmaceuticals — 2.2%
26,192	Amphastar Pharmaceuticals, Inc. (a)	809,333
11,241	Arvinas, Inc. (a)	558,790
39,011	Corcept Therapeutics, Inc. (a)	1,115,715
16,617	Harmony Biosciences Holdings, Inc. (a)	864,084
9,403	Pacira BioSciences, Inc. (a)	486,699
97,108	SIGA Technologies, Inc.	892,422
		4,727,043

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.7%
29,226	CBIZ, Inc. (a)	$1,450,779
18,872	Huron Consulting Group, Inc. (a)	1,389,545
41,724	Sterling Check Corp. (a)	814,870
		3,655,194

	Real Estate Management & Development — 0.5%
44,612	eXp World Holdings, Inc. (b)	589,324
15,869	Kennedy-Wilson Holdings, Inc.	263,584
7,660	St. Joe (The) Co.	272,160
		1,125,068

	Road & Rail — 0.7%
17,190	ArcBest Corp.	1,365,402
32,282	TuSimple Holdings, Inc., Class A (a) (b)	110,727
		1,476,129

	Semiconductors & Semiconductor Equipment — 2.5%
20,644	Axcelis Technologies, Inc. (a)	1,197,352
15,623	Impinj, Inc. (a)	1,790,865
15,332	MaxLinear, Inc. (a)	473,452
50,343	Photronics, Inc. (a)	816,563
39,347	Rambus, Inc. (a)	1,186,706
		5,464,938

	Software — 6.4%
35,369	Adeia, Inc.	395,425
18,070	Agilysys, Inc. (a)	1,159,552
48,904	Alkami Technology, Inc. (a)	775,128
13,180	Alteryx, Inc., Class A (a)	642,261
7,028	Appfolio, Inc., Class A (a)	881,100
11,036	Asana, Inc., Class A (a)	227,342
5,568	Blackbaud, Inc. (a)	304,570
32,196	Clear Secure, Inc., Class A (a)	869,936
4,625	CommVault Systems, Inc. (a)	281,616
10,321	Confluent, Inc., Class A (a)	277,428
17,026	Digital Turbine, Inc. (a)	248,580
18,916	Freshworks, Inc., Class A (a)	257,068
6,070	InterDigital, Inc.	302,711
11,070	Jamf Holding Corp. (a)	262,027
46,696	Marathon Digital Holdings, Inc. (a) (b)	612,185
30,719	MeridianLink, Inc. (a)	552,942
1,156	MicroStrategy, Inc., Class A (a) (b)	309,242
79,741	N-able, Inc. (a)	863,595
35,333	Nutanix, Inc., Class A (a)	968,124
10,634	PagerDuty, Inc. (a)	265,212
59,930	PowerSchool Holdings, Inc., Class A (a)	1,198,600
17,298	Progress Software Corp.	882,717
54,242	Sprinklr, Inc., Class A (a)	501,738

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,042	Sprout Social, Inc., Class A (a)	$243,854
6,428	Workiva, Inc. (a)	500,163
		13,783,116

	Specialty Retail — 0.7%
8,555	Boot Barn Holdings, Inc. (a)	485,924
50,034	Leslie’s, Inc. (a)	702,477
18,392	Warby Parker, Inc., Class A (a) (b)	295,192
		1,483,593

	Technology Hardware, Storage & Peripherals — 1.0%
21,501	Avid Technology, Inc. (a)	591,063
22,704	Super Micro Computer, Inc. (a)	1,579,971
		2,171,034

	Textiles, Apparel & Luxury Goods — 1.4%
21,899	Kontoor Brands, Inc.	781,794
13,925	Oxford Industries, Inc.	1,416,590
27,596	Steven Madden Ltd.	824,293
		3,022,677

	Thrifts & Mortgage Finance — 0.2%
23,669	Columbia Financial, Inc. (a)	486,161

	Tobacco — 0.3%
56,765	Vector Group Ltd.	602,844

	Trading Companies & Distributors — 1.1%
171,564	Custom Truck One Source, Inc. (a)	1,188,938
24,999	GMS, Inc. (a)	1,179,953
		2,368,891

	Water Utilities — 1.0%
6,416	American States Water Co.	580,391
9,492	California Water Service Group	589,074
3,177	Middlesex Water Co.	284,246
8,683	SJW Group	613,715
		2,067,426
	Total Common Stocks — 100.0%	215,845,699
	(Cost $206,952,298)

Principal Value	Description	Value

	Repurchase Agreements — 2.2%
$2,303,145	Citigroup, Inc., 3.00% (d), dated 10/31/22, due 11/01/22, with a maturity value of $2,303,337. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.38%, due 11/15/31 to 02/15/52. The value of the collateral including accrued interest is $2,350,586. (e)	$2,303,145
146,188	Daiwa Capital Markets America, Inc., 3.00% (d), dated 10/31/22, due 11/01/22, with a maturity value of $146,200. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 02/15/23 to 08/15/52. The value of the collateral including accrued interest is $149,112. (e)	146,188
2,303,145	JPMorgan Chase & Co., 3.00% (d), dated 10/31/22, due 11/01/22, with a maturity value of $2,303,337. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 11/15/22 to 02/15/46. The value of the collateral including accrued interest is $2,349,208. (e)	2,303,145
	Total Repurchase Agreements — 2.2%	4,752,478
	(Cost $4,752,478)

	Total Investments — 102.2%	220,598,177
	(Cost $211,704,776)
	Net Other Assets and Liabilities — (2.2)%	(4,673,064)
	Net Assets — 100.0%	$215,925,113

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,555,748 and the total value of the collateral held by the Fund is $4,752,478.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of October 31, 2022.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$215,845,699	$215,845,699	$—	$—
Repurchase Agreements	4,752,478	—	4,752,478	—
Total Investments	$220,598,177	$215,845,699	$4,752,478	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq AlphaDEX® Large Cap Core Index, Nasdaq AlphaDEX® Mid Cap Core Index, Nasdaq AlphaDEX® Small Cap Core Index, Nasdaq AlphaDEX® Large Cap Value Index, Nasdaq AlphaDEX® Large Cap Growth Index, Nasdaq AlphaDEX® Multi Cap Value Index, Nasdaq AlphaDEX® Multi Cap Growth Index, Nasdaq AlphaDEX® Mid Cap Value Index, Nasdaq AlphaDEX® Mid Cap Growth Index, Nasdaq AlphaDEX® Small Cap Value Index and Nasdaq AlphaDEX® Small Cap Growth Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.